                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21852

                            RIVERSOURCE SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)


   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 4/30

Date of reporting period: 4/30

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
120/20 CONTRARIAN EQUITY FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009
(Prospectus also enclosed)

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you        (ADVANCED ALPHA(R) STRATEGIES
invest or send money.                                                   ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    5

The Fund's Long-term Performance...   12

Fund Expenses Example..............   14

Portfolio of Investments...........   16

Statement of Assets and
  Liabilities......................   22

Statement of Operations............   23

Statements of Changes in Net
  Assets...........................   24

Financial Highlights...............   25

Notes to Financial Statements......   30

Report of Independent Registered
  Public Accounting Firm...........   45

Federal Income Tax Information.....   47

Board Members and Officers.........   48

Approval of Investment Management
  Services Agreement...............   52

Proxy Voting.......................   55




--------------------------------------------------------------------------------
              RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource 120/20 Contrarian Equity Fund's Class A shares declined 33.80%
  (excluding sales charge) for the 12 months ended April 30, 2009.

> The Fund outperformed its benchmark, the Russell 3000(R) Index, which fell
  34.95% for the same time period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                         Since
                                                                       inception
                                                               1 year   10/18/07
--------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund
  Class A (excluding sales charge)                            -33.80%   -30.14%
--------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                -34.95%   -29.09%
--------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                         SINCE
Without sales charge                                           1 YEAR  INCEPTION
Class A (inception 10/18/07)                                  -33.80%   -30.14%
--------------------------------------------------------------------------------
Class B (inception 10/18/07)                                  -34.30%   -30.64%
--------------------------------------------------------------------------------
Class C (inception 10/18/07)                                  -34.26%   -30.64%
--------------------------------------------------------------------------------
Class I (inception 10/18/07)                                  -33.57%   -29.88%
--------------------------------------------------------------------------------
Class R5 (inception 10/18/07)                                 -33.58%   -29.93%
--------------------------------------------------------------------------------

With sales charge
Class A (inception 10/18/07)                                  -37.60%   -32.78%
--------------------------------------------------------------------------------
Class B (inception 10/18/07)                                  -37.59%   -32.46%
--------------------------------------------------------------------------------
Class C (inception 10/18/07)                                  -34.92%   -30.64%
--------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                         SINCE
Without sales charge                                           1 YEAR  INCEPTION
Class A (inception 10/18/07)                                  -38.66%   -37.48%
--------------------------------------------------------------------------------
Class B (inception 10/18/07)                                  -39.13%   -37.94%
--------------------------------------------------------------------------------
Class C (inception 10/18/07)                                  -39.09%   -37.93%
--------------------------------------------------------------------------------
Class I (inception 10/18/07)                                  -38.43%   -37.25%
--------------------------------------------------------------------------------
Class R5 (inception 10/18/07)                                 -38.49%   -37.30%
--------------------------------------------------------------------------------

With sales charge
Class A (inception 10/18/07)                                  -42.21%   -39.98%
--------------------------------------------------------------------------------
Class B (inception 10/18/07)                                  -42.17%   -39.65%
--------------------------------------------------------------------------------
Class C (inception 10/18/07)                                  -39.70%   -37.93%
--------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third* years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R5 shares. Class I and Class R5 are available to institutional investors only.

* For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
              RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
           X              MEDIUM   SIZE
           X              SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.79%       1.50%
-----------------------------------------
Class B              2.55%       2.26%
-----------------------------------------
Class C              2.54%       2.25%
-----------------------------------------
Class I              1.41%       1.11%
-----------------------------------------
Class R5             1.46%       1.16%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds, and certain other expenses as outlined in the Fund's SAI or as may be approved by the Fund's Board of Trustees), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.26% for Class B, 2.25% for Class C, 1.11% for Class I and 1.16% for Class R5.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

The RiverSource 120/20 Contrarian Equity Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decrease and the value of the securities sold short increase. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. See the Fund's prospectus for information on these and other risks associated with the Fund.


--------------------------------------------------------------------------------
4  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholders,

RiverSource 120/20 Contrarian Equity Fund (the Fund) Class A shares declined 33.80% (excluding sales charge) for the 12 months ended April 30, 2009. The Fund outperformed its benchmark, the Russell 3000(R) Index (Russell Index), which fell 34.95% for the same time period.

Given the absolute losses experienced by the Fund during the annual period, its outperformance of the Russell Index may be small solace. But it is also testament to our emphasis on both risk management and investment opportunity. The Fund's outperformance also indicates that even with a broad-based decline of the Russell Index, sector allocation, industry emphasis and security selection decisions can help.


PORTFOLIO BREAKDOWN (at April 30, 2009; % of portfolio and total return equity swap contracts)
--------------------------------------------------------------------------------

                                           LONG   SHORT(1)    NET
Consumer Discretionary                     11.1%     0.0%    11.1%
------------------------------------------------------------------
Consumer Staples                            6.3%     0.0%     6.3%
------------------------------------------------------------------
Energy                                     13.1%     0.0%    13.1%
------------------------------------------------------------------
Financials                                 11.8%     0.0%    11.8%
------------------------------------------------------------------
Health Care                                10.6%     0.0%    10.6%
------------------------------------------------------------------
Industrials                                15.5%     0.0%    15.5%
------------------------------------------------------------------
Information Technology                     15.0%     0.0%    15.0%
------------------------------------------------------------------
Materials                                   7.8%     0.0%     7.8%
------------------------------------------------------------------
Telecommunication Services                  1.5%     0.0%     1.5%
------------------------------------------------------------------
Utilities                                   1.8%     0.0%     1.8%
------------------------------------------------------------------
Other(2)                                    4.9%     0.0%     4.9%
------------------------------------------------------------------
Total Return Equity Swaps(3)               15.5%   -14.9%     0.6%
------------------------------------------------------------------
                                          114.9%   -14.9%   100.0%
------------------------------------------------------------------


(1) At April 30, 2009, the Fund had no short positions. However, the Fund had entered into various total return equity swap contracts in order to gain short exposure to equity markets. See Total Return Swap Contracts Outstanding at April 30, 2009 following the Portfolio of Investments, and
    Note 1 to the financial statements.
(2) Cash & Cash Equivalents.
(3) Represents notional amounts for total return equity swaps adjusted for unrealized appreciation (or depreciation). Notional amounts for total return equity swaps are shown in the Portfolio of Investments. See Total Return Swap Contracts Outstanding at April 30, 2009 on page 18.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
              RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------


The long side of the Fund's portfolio represents the highest-conviction ideas of the RiverSource Contrarian Equity Team. We currently hold between 50 to 60 long positions, fewer than in most of the other portfolios we manage, which may hold over 100 names. We also have the ability to seek more efficient risk management through short sales* of up to 20% of the Fund's capital. We are able to eliminate a number of our low-conviction ideas and manage the associated risk more efficiently through a long/short structure. During the first half of the fiscal year all but one of the Fund's positions designed to give the portfolio short exposure were "grandfathered" when the SEC put temporary restrictions on short selling in mid-September. During the second half of the fiscal year, all such restrictions on short selling expired. As such, the Fund was unaffected by any restrictions on short sales during the annual period.


* Short sales involve selling a borrowed security anticipating its value will decrease by the time it must be returned to the lender. While this strategy introduces short sales risk to the portfolio, it can also be used to manage other risks, such as market risk.

TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets excluding cash & cash equivalents)
--------------------------------------------------------------------------------

Top ten holdings do not include notional exposure to holdings the Fund has through its use of total return swaps. A total return swap is an agreement with a counterparty based on a single asset or basket of assets in exchange for periodic cash flows, typically based on a floating rate such as LIBOR plus or minus a small spread. The Fund uses total return swaps to take effective long and short positions. For more information regarding the Fund's total return swaps, see Total Return Swap Contracts Outstanding at April 30, 2009 on page 18.

Mylan                                       3.6%
------------------------------------------------
Lorillard                                   3.4%
------------------------------------------------
Transocean                                  3.2%
------------------------------------------------
Oracle                                      3.0%
------------------------------------------------
CVS Caremark                                2.9%
------------------------------------------------
Southwestern Energy                         2.7%
------------------------------------------------
Parker Hannifin                             2.7%
------------------------------------------------
Hewlett-Packard                             2.7%
------------------------------------------------
Eaton                                       2.5%
------------------------------------------------
Freeport-McMoRan Copper & Gold              2.5%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


SIGNIFICANT PERFORMANCE FACTORS
Effective stock selection across a broad spectrum of sectors drove the Fund's outperformance of the Russell Index. The Fund especially benefited from stock selection in the health care and consumer discretionary sectors. Within health care, long positions in pharmaceutical manufacturers MYLAN and GENENTECH were particularly beneficial. We sold the Fund's position in Genentech in July 2008 after the announcement of its intended purchase by ROCHE. Two newly established long positions in the health care sector also contributed to the Fund's results during the period: UNITEDHEALTH GROUP, which provides health care coverage and related services to health care purchasers and providers, and LIFE TECHNOLOGIES, which is a leading biotechnology firm. Within the consumer discretionary sector, long positions in digital in-network theatres provider NATIONAL CINEMEDIA and in retailer KOHL'S helped the Fund's performance most.

Representing a broad spectrum of sectors, long positions in tobacco company LORILLARD (consumer staples), oil and natural gas producer SOUTHWESTERN ENERGY (energy), metals producer FREEPORT-MCMORAN COPPER & GOLD (materials), computer software manufacturer ORACLE (information technology) and insurance company CHUBB (financials) also added to Fund performance.

The Fund's short exposure successfully mitigated market risk during the period, adding further value to the Fund's results. Most beneficial was our covering of a sector short in regional banks in November 2008 and adding new short exposure to the electric utilities industry and the consumer staples sector. By implementing this strategy, the Fund was prudently short financials through the


  Effective stock selection across a broad spectrum of sectors drove the Fund's outperformance of the Russell Index most.






--------------------------------------------------------------------------------
              RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------



worst of the financial crisis and was subsequently short in market segments that have underperformed since November.

Detracting somewhat from the Fund's results relative to the Russell Index were significant allocations to energy and producer durables, which both performed poorly during the annual period. Within energy, a long position in offshore drilling services provider TRANSOCEAN detracted most. In producer durables, a long position in CATERPILLAR, a manufacturer of construction and mining equipment, was particularly disappointing.

The Fund was also hurt by its position in FORD MOTOR CO., which suffered along with the rest of the U.S. automobile industry during the period.

CHANGES TO THE FUND'S PORTFOLIO
In addition to the changes mentioned above, we eliminated the Fund's position in FORD MOTOR CO. by the end of December 2008.

From a sector perspective, we reduced the Fund's allocation to producer durables and deployed most of the proceeds from those sales into health care stocks. To a lesser degree, we increased the Fund's positions in materials and information technology.

OUR FUTURE STRATEGY
We expect economic activity, as measured by Gross Domestic Product (GDP), to continue to contract through the first half of 2009. That said, we believe that the first quarter of 2009 will likely turn out to be the worst quarter of the current recession and that economic conditions are likely to improve. The real uncertainty at the end of the Fund's fiscal year was what the pace and slope of such improvement will be over the months ahead.

We believe there is potential for an extension of the March/April 2009 equity market rally given still-attractive valuations, large federal government stimulus packages, and potential stabilization in the credit markets. Lower expected volatility levels in the equity markets may serve as a catalyst to this rally. Further, interest rates are likely to remain low, and the drop in oil prices since June 2008 has put cash into consumers' pockets. The biggest influence, however, may be the attention being focused on the new U.S. administration's economic policies, which have

--------------------------------------------------------------------------------
8  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



been biased toward aggressive intervention into and stimulus for the financial markets. Knowing that the U.S. government will be integrally involved in the financial markets and will be taking an active role in corporate governance, the big questions at the end of April were the level of such intervention and the ultimate effectiveness of specific programs and packages. It is important to note that, historically, equities have tended to rally one to two quarters before a broader economic recovery takes hold.

Early indications of a developing market re-emergence is another factor that may help sustain the current equity market rally. For example, China's $586 billion stimulus package appears to be taking hold, and stabilization of China's economic growth would likely have ripple effects through the rest of the global market. As the injection of capital into the financial system appears to be showing initial indications of improved global economic stability, investor risk aversion has begun to ebb, if only marginally. In turn, the flight to quality that had dominated may have already lost some of its intensity, as investors carefully and cautiously return to the equity market.

While we maintain our bias toward a rising equity market, the spectacular run we have seen since the equity market bottomed in early March through the end of April has created an environment in which, in our view, individual stock selection across the sector spectrum may become the key to investment performance going forward. We believe that the Fund's strategy positions the Fund well to take advantage of this opportunity.

We intend to maintain the Fund's diversified stock selection strategy. Sectors that we continue to find least attractive based on both a near-term recovery and higher valuations are electric utilities and consumer staples. However, we believe there are select attractive opportunities even within these sectors that warrant continued representation through long positions in the Fund's portfolio. As always, we take larger positions in sectors, industries or individual stocks when we believe we have identified factors that other investors have either missed, ignored or strongly disagree with, and that have the potential for higher share values. We will continue to emphasize stocks that we believe have attractive valuations. We further intend to continue using the Fund's shorting capabilities in an effort to mitigate market risk.


--------------------------------------------------------------------------------
              RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------



(PHOTO - WARREN SPITZ)                 (PHOTO - LATON SPAHR)

Warren Spitz                           Laton Spahr, CFA(R)
Senior Portfolio Manager               Portfolio Manager

(PHOTO - STEVE SCHROLL)                (PHOTO - PAUL STOCKING)

Steve Schroll                          Paul Stocking
Portfolio Manager                      Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource 120/20 Contrarian Equity Fund Class A shares (from 10/18/2007 to 4/30/2009) as compared to the performance of a widely cited performance index, Russell 3000(R) Index. In comparing the Fund's Class A shares to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the index. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2009
                                                                SINCE
                                                              INCEPTION
                                                     1 YEAR    10/18/07
RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $6,240     $5,437
-----------------------------------------------------------------------
        Average annual total return                 -37.60%    -32.78%
-----------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000                  $6,505     $5,904
-----------------------------------------------------------------------
        Average annual total return                 -34.95%    -29.09%
-----------------------------------------------------------------------



Results for other share classes can be found on page 3.


--------------------------------------------------------------------------------
12  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND LINE GRAPH)


                          RIVERSOURCE 120/20
                           CONTRARIAN EQUITY
                              FUND CLASS
                              A (INCLUDES          RUSSELL 3000
                             SALES CHARGE)           INDEX(1)
                          ------------------    -----------------
10/18/07                       $9,425                $10.000
10/31/07                        9,439                 10,063
1/31/08                         8,326                  8,973
4/30/08                         8,212                  9,075
7/31/08                         7,227                  8,429
10/31/08                        5,337                  6,380
1/31/09                         4,575                  5,486
4/30/09                         5,437                  5,904




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
14  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,018.70        $ 7.51         1.50%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.36        $ 7.50         1.50%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,014.40        $11.24(c)      2.25%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.64        $11.23(c)      2.25%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,014.40        $11.24         2.25%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.64        $11.23         2.25%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,020.40        $ 5.86(c)      1.17%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.99        $ 5.86(c)      1.17%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,019.60        $ 6.11(c)      1.22%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.74        $ 6.11(c)      1.22%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: +1.87% for Class A, +1.44% for Class B, +1.44% for Class C, +2.04% for Class I, and +1.96% for Class R5.
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds, and dividend and interest expense on securities sold short), before giving effect to any performance incentive adjustment, will not exceed 2.26% for Class B, 1.11% for Class I and 1.16% for Class R5. This change was effective May 1, 2009. Had this change been in effect for the entire six month period ended April 30, 2009, the actual expenses paid would have been $11.29 for Class B, $5.56 for Class I and $5.81 for Class R5; the hypothetical expenses paid would have been $11.28 for Class B, $5.56 for Class I and $5.81 for Class R5.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (94.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Spirit AeroSystems Holdings Cl A                        34,531(b)            $440,270
-------------------------------------------------------------------------------------

AIRLINES (0.8%)
AMR                                                     16,672(b)              79,359
Delta Air Lines                                         21,150(b)             130,495
US Airways Group                                        16,669(b)              63,176
                                                                      ---------------
Total                                                                         273,030
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
Bank of New York Mellon                                 13,933                355,013
-------------------------------------------------------------------------------------

CHEMICALS (3.1%)
Dow Chemical                                            20,779                332,464
EI du Pont de Nemours & Co                              25,422                709,274
                                                                      ---------------
Total                                                                       1,041,738
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.1%)
Ritchie Bros Auctioneers                                16,559(c)             370,922
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.5%)
Brocade Communications Systems                          72,133(b)             416,929
Cisco Systems                                           38,755(b)             748,746
                                                                      ---------------
Total                                                                       1,165,675
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.6%)
Hewlett-Packard                                         24,639                886,511
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.0%)
CEMEX ADR                                               46,591(b,c)           348,501
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.4%)
Bank of America                                         50,954                455,019
CIT Group                                              151,830                337,063
                                                                      ---------------
Total                                                                         792,082
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
Qwest Communications Intl                              132,065                513,733
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.3%)
Cooper Inds Cl A                                        23,784                779,877
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (7.5%)
Baker Hughes                                            10,295                366,296
Cameron Intl                                            15,669(b)             400,813
Halliburton                                             15,378                310,943
Transocean                                              16,050(b,c)         1,083,054
Weatherford Intl                                        22,500(b)             374,175
                                                                      ---------------
Total                                                                       2,535,281
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.9%)
CVS Caremark                                            30,318                963,506
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
Universal Health Services Cl B                           7,911                398,714
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.7%)
Carnival Unit                                           21,643                581,764
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.2%)
Stanley Works                                           10,715                407,491
-------------------------------------------------------------------------------------

INSURANCE (8.4%)
ACE                                                     17,495(c)             810,369
Chubb                                                   11,464                446,523
Everest Re Group                                        10,160(c)             758,342
XL Capital Cl A                                         83,369(c)             792,839
                                                                      ---------------
Total                                                                       2,808,073
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.0%)
Life Technologies                                        9,642(b)             359,646
Thermo Fisher Scientific                                 8,657(b)             303,688
                                                                      ---------------
Total                                                                         663,334
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MACHINERY (9.9%)
Caterpillar                                             17,701               $629,802
Deere & Co                                              14,570                601,158
Eaton                                                   18,992                831,850
Ingersoll-Rand Cl A                                     17,108(c)             372,441
Parker Hannifin                                         19,696                893,213
                                                                      ---------------
Total                                                                       3,328,464
-------------------------------------------------------------------------------------

MEDIA (4.0%)
Natl CineMedia                                          49,084                713,190
Regal Entertainment Group Cl A                          48,545                633,998
                                                                      ---------------
Total                                                                       1,347,188
-------------------------------------------------------------------------------------

METALS & MINING (3.7%)
Freeport-McMoRan Copper & Gold                          19,215                819,520
Nucor                                                   10,473                426,146
                                                                      ---------------
Total                                                                       1,245,666
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.9%)
Kohl's                                                  14,190(b)             643,517
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.8%)
Sempra Energy                                           13,204                607,648
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.6%)
Enbridge                                                17,652(c)             544,564
Southwestern Energy                                     25,046(b)             898,150
Suncor Energy                                           16,659(c)             422,472
                                                                      ---------------
Total                                                                       1,865,186
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.5%)
Abbott Laboratories                                      7,439                311,322
Bristol-Myers Squibb                                    27,259                523,373
Johnson & Johnson                                        8,833                462,496
Mylan                                                   91,420(b)           1,211,315
                                                                      ---------------
Total                                                                       2,508,506
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Intel                                                   44,111                696,072
Micron Technology                                       71,922(b)             350,979
                                                                      ---------------
Total                                                                       1,047,051
-------------------------------------------------------------------------------------

SOFTWARE (5.8%)
Microsoft                                               22,679                459,477
Oracle                                                  52,143              1,008,445
Symantec                                                27,912(b)             481,482
                                                                      ---------------
Total                                                                       1,949,404
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.2%)
Bed Bath & Beyond                                       13,555(b)             412,343
Best Buy                                                 8,920                342,350
                                                                      ---------------
Total                                                                         754,693
-------------------------------------------------------------------------------------

TOBACCO (3.4%)
Lorillard                                               18,017              1,137,413
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $44,944,597)                                                       $31,760,251
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              1,635,329(d)          $1,635,329
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,635,329)                                                         $1,635,329
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $46,579,926)(e)                                                    $33,395,580
=====================================================================================







                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS IN DERIVATIVES

TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT APRIL 30, 2009



COUNTER-                                                      EXPIRATION       NOTIONAL      UNREALIZED      UNREALIZED
PARTY           FUND RECEIVES             FUND PAYS              DATE           AMOUNT      APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
JPMorgan    Total return on a       Floating rate based      Nov. 25, 2009      $338,032            $--         $(33,790)
Chase       custom basket of        on 1-month LIBOR
Bank,       airline industry        plus 0.30%
N.A         securities
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Total return on a       Floating rate based      Nov. 25, 2009       535,343         42,689               --
Chase       custom basket of        on 1-month LIBOR
Bank,       securities in the       plus 0.30%
N.A         Dow Jones U.S. Oil &
            Gas Index
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Total return on a       Floating rate based      Nov. 25, 2009       922,124         50,146               --
Chase       custom basket of        on 1-month LIBOR
Bank,       securities in the       plus 0.30%
N.A         S&P North American
            Technology
            Semiconductor Index
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Total return on a       Floating rate based      Nov. 25, 2009       571,871         23,744               --
Chase       custom basket of        on 1-month LIBOR
Bank,       securities in the       plus 0.30%
N.A         S&P 100 Index
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Total return on a       Floating rate based      Nov. 25, 2009     1,376,000        105,675               --
Chase       custom basket of        on 1-month LIBOR
Bank,       securities in the       plus 0.30%
N.A         following sectors:
            industrials, energy,
            information
            technology,
            financials, consumer
            discretionary,
            health care,
            consumer staples,
            materials,
            utilities, and
            telecommunication
            services
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Total return on a       Floating rate based      Nov. 25, 2009     1,203,224         76,701               --
Chase       custom basket of        on 1-month LIBOR
Bank,       securities in the       plus 0.30%
N.A         Russell 1000 Growth
            Index
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Floating rate based     Total return on a        Nov. 25, 2009     1,296,997             --         (130,052)
Chase       on 1-month LIBOR        custom basket
Bank,       less 0.65%              of securities in the
N.A                                 Dow Jones U.S.
                                    Industrials Index
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Floating rate based     Total return on a        Nov. 25, 2009     1,210,734             --          (24,977)
Chase       on 1-month LIBOR        custom basket of
Bank,       less 0.65%              securities in the
N.A                                 Utilities Select
                                    Sector Index
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Floating rate based     Total return on a        Nov. 25, 2009     1,327,834          6,306               --
Chase       on 1-month LIBOR        custom basket of
Bank,       less 0.65%              consumer staples
N.A                                 sector securities
------------------------------------------------------------------------------------------------------------------------

JPMorgan    Floating rate based     Total return on a        Nov. 25, 2009     1,430,186             --          (93,457)
Chase       on 1-month LIBOR        custom basket of
Bank,       less 0.65%              securities in the
N.A                                 S&P Small Cap 600
                                    Index
------------------------------------------------------------------------------------------------------------------------

Total                                                                                          $305,261        $(282,276)
------------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 16.4% of net assets.

(d) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(e) At April 30, 2009, the cost of securities for federal income tax purposes was $47,398,463 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                            $583,807
     Unrealized depreciation                         (14,586,690)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(14,002,883)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                         FAIR VALUE AT APRIL 30, 2009
                           --------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
-----------------------------------------------------------------------------------
Investments in securities     $33,395,580          $--         $--      $33,395,580
Other financial
  instruments*                         --       22,985          --           22,985
-----------------------------------------------------------------------------------
Total                         $33,395,580      $22,985         $--      $33,418,565
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
20  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  21

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $44,944,597)               $ 31,760,251
  Affiliated money market fund (identified cost $1,635,329)           1,635,329
-------------------------------------------------------------------------------
Total investments in securities (identified cost $46,579,926)        33,395,580
Capital shares receivable                                               238,674
Dividends and accrued interest receivable                                45,504
Unrealized appreciation on swap contracts                               305,261
-------------------------------------------------------------------------------
Total assets                                                         33,985,019
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   10,930
Unrealized depreciation on swap contracts                               282,276
Accrued investment management services fees                                 868
Accrued distribution fees                                                   266
Accrued transfer agency fees                                                124
Accrued administrative services fees                                         73
Other accrued expenses                                                   71,702
-------------------------------------------------------------------------------
Total liabilities                                                       366,239
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 33,618,780
-------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $     29,450
Additional paid-in capital                                           55,273,879
Undistributed net investment income                                   1,117,968
Accumulated net realized gain (loss)                                 (9,641,156)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (13,161,361)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $ 33,618,780
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $27,439,148            2,402,528                      $11.42(1)
Class B                     $ 1,599,194              141,516                      $11.30
Class C                     $ 1,341,742              118,740                      $11.30
Class I                     $ 3,232,961              281,691                      $11.48
Class R5                    $     5,735                  500                      $11.47
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $12.12. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED APRIL 30, 2009


INVESTMENT INCOME
Income:
Dividends                                                          $    863,101
Income distributions from affiliated money market fund                   26,021
  Less foreign taxes withheld                                            (5,201)
-------------------------------------------------------------------------------
Total income                                                            883,921
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     368,969
Distribution fees
  Class A                                                                78,294
  Class B                                                                18,994
  Class C                                                                10,617
Transfer agency fees
  Class A                                                                44,062
  Class B                                                                 2,828
  Class C                                                                 1,594
  Class R5                                                                    3
Administrative services fees                                             31,071
Compensation of board members                                             1,073
Custodian fees                                                            6,468
Printing and postage                                                     30,560
Registration fees                                                        53,159
Professional fees                                                        48,813
Other                                                                     4,771
-------------------------------------------------------------------------------
Total expenses                                                          701,276
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (110,327)
  Earnings and bank fee credits on cash balances                            (42)
-------------------------------------------------------------------------------
Total net expenses                                                      590,907
-------------------------------------------------------------------------------
Investment income (loss) -- net                                         293,014
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              (8,218,057)
  Foreign currency transactions                                            (163)
  Swap transactions                                                     482,747
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (7,735,473)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (11,871,980)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (19,607,453)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(19,314,439)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                                   FOR THE PERIOD FROM
                                                                       YEAR ENDED    OCT. 18, 2007* TO
                                                                   APRIL 30, 2009       APRIL 30, 2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $    293,014          $    80,342
Net realized gain (loss) on investments                                (7,735,473)          (1,791,305)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                  (11,871,980)          (1,198,848)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       (19,314,439)          (2,909,811)
------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Tax return of capital
  Class A                                                                      --              (28,424)
  Class B                                                                      --                 (880)
  Class C                                                                      --                 (331)
  Class I                                                                      --              (17,286)
  Class R5                                                                     --                  (17)
------------------------------------------------------------------------------------------------------
Total distributions                                                            --              (46,938)
------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       19,623,433           40,794,389
  Class B shares                                                        1,101,377            2,535,830
  Class C shares                                                        1,331,790              773,412
Reinvestment of distributions at net asset value
  Class A shares                                                               --               28,066
  Class B shares                                                               --                  832
  Class C shares                                                               --                  310
Payments for redemptions
  Class A shares                                                      (12,709,103)          (3,017,042)
  Class B shares                                                         (879,157)             (91,781)
  Class C shares                                                         (274,767)             (20,742)
  Class I shares                                                       (3,222,736)                  --
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions               4,970,837           41,003,274
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (14,343,602)          38,046,525
Net assets at beginning of year                                        47,962,382            9,915,857**
------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $ 33,618,780          $47,962,382
------------------------------------------------------------------------------------------------------
Undistributed net investment income                                  $  1,117,968          $   342,370
------------------------------------------------------------------------------------------------------


 *  When shares became publicly available.
** Initial capital of $10,000,000 was contributed on Oct. 11, 2007. The Fund had a decrease in net assets resulting from operations of $84,143 during the period from Oct. 11, 2007 to Oct. 18, 2007 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.25       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .10          .04
Net gains (losses) (both realized and
 unrealized)                                         (5.93)       (2.59)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.83)       (2.55)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.42       $17.25
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $27          $36
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.79%        2.01%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.50%        1.50%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .78%         .40%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (33.80%)     (12.87%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.20       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         (5.90)       (2.58)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.90)       (2.61)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.30       $17.20
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $2
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         2.55%        2.76%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     2.25%        2.25%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .03%        (.25%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                    (34.30%)     (13.17%)(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.19       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         (5.89)       (2.59)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.89)       (2.62)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.30       $17.19
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         2.54%        2.76%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     2.25%        2.25%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .03%        (.27%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                    (34.26%)     (13.21%)(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.28       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .14          .07
Net gains (losses) (both realized and
 unrealized)                                         (5.94)       (2.59)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.80)       (2.52)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.48       $17.28
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $9
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.41%        1.62%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.17%        1.20%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.08%         .81%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.57%)     (12.69%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                         2009     2008(b)
Net asset value, beginning of period                $17.27       $19.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .13          .07
Net gains (losses) (both realized and
 unrealized)                                         (5.93)       (2.60)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.80)       (2.53)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                   --         (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.47       $17.27
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.46%        1.65%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.22%        1.25%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.05%         .76%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%          23%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.58%)     (12.75%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource 120/20 Contrarian Equity Fund (the Fund) is a series of RiverSource Series Trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. On Oct. 11, 2007, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $10,000,000 in the Fund (500 shares for Class A, 500 shares for Class B, 500 shares for Class C, 498,000 shares for Class I and 500 shares for Class
R5), which represented the initial capital for each class at $20 per share. Shares of the Fund were first offered to the public on Oct. 18, 2007. The Fund invests at least 80% of its net assets in equity securities. The Fund will hold long and short positions.

The Fund offers Class A, Class B, Class C, Class I and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, the Investment Manager owned 100% of Class I and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective May 1, 2008 the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157

--------------------------------------------------------------------------------
30  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

SECURITIES SOLD SHORT
The Fund may enter into short sales of securities that it concurrently holds or for which it holds no corresponding position. Short selling is the practice of selling securities which have been borrowed from a third party in anticipation of a decline in the market price of that security. Securities which have been sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The Fund is required to return securities borrowed for the short sale at the lender's demand. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recorded upon the termination of a short sale. Short sales are collateralized with segregated securities or cash held at the custodian as noted in the Portfolio of Investments. The collateral required is determined daily based on the market value of the securities sold short. At April 30, 2009, the Fund had no outstanding securities sold short.

The Fund is liable to pay the counterparty for any dividends accrued on a security it has borrowed and sold short and to pay interest for any net financing costs incurred during the time the short position is held by the Fund. Such dividends (recognized on ex-date) and interest are recorded as expenses and shown in the Statement of Operations. During the year ended April 30, 2009, the fund had no dividend or interest expense related to securities sold short in the Statement of Operations.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of

--------------------------------------------------------------------------------
32  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the year then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At April 30, 2009, the Fund had no outstanding forward foreign currency contracts.

TOTAL RETURN EQUITY SWAP TRANSACTIONS
The Fund may enter into swap agreements to gain exposure to the total return on a specified security, a basket of securities or a security index during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities. The risk in the case of short total return swap transactions is unlimited based on the potential for unlimited increases in the market value of referenced securities. This risk may be offset if the Fund holds any of the referenced assets in the total return equity swap. The risk in the case of long total return swap transactions is limited to the current notional amount of the total return equity swap. Total return swaps are also subject to the risk of the counterparty not fulfilling its obligations under the agreement. The counterparty risk may be offset by any collateral held by the Fund related to the swap transactions. There are currently no collateral requirements under the terms of the outstanding swap agreements.


--------------------------------------------------------------------------------
34  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $482,584 and accumulated net realized loss has been increased by $482,584.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The tax character of distributions paid for the periods indicated is as follows:

                              YEAR ENDED                  FOR THE PERIOD FROM
                            APRIL 30, 2009         OCT. 18, 2007* TO APRIL 30, 2008
                       -----------------------   ------------------------------------
                       ORDINARY     LONG-TERM    ORDINARY     LONG-TERM    TAX RETURN
                        INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN   OF CAPITAL
-------------------------------------------------------------------------------------
Class A                   $--          $--          $--          $--         $28,424
Class B                    --           --           --           --             880
Class C                    --           --           --           --             331
Class I                    --           --           --           --          17,286
Class R5                   --           --           --           --              17


*   When shares became publicly available.

At April 30, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..................  $  1,141,417
Undistributed accumulated long-term gain.......  $         --
Accumulated realized loss......................  $ (8,822,619)
Unrealized appreciation (depreciation).........  $(14,003,347)


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts;

--------------------------------------------------------------------------------
36  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.95% to 0.89% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Russell 3000(R) Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 1.00%, the adjustment will be zero. The first adjustment will be made on Nov. 1, 2009 and cover the 24-month period beginning Nov. 1, 2007. The management fee for the year ended April 30, 2009 was 0.95% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the year ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended April 30, 2009, other expenses paid to this company were $166.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.


--------------------------------------------------------------------------------
38  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $76,000 and $14,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing the Fund shares were $55,194 for Class A, $990 for Class B and $953 for Class C for the year ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.50%
Class B.............................................  2.25
Class C.............................................  2.25
Class I.............................................  1.17
Class R5............................................  1.22


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $18,798
Class B...........................................    1,266
Class C...........................................      724


The management fees waived/reimbursed at the Fund level were $89,539.

Under an agreement which was effective until April 30, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.50%
Class B.............................................  2.25
Class C.............................................  2.25
Class I.............................................  1.17
Class R5............................................  1.22


Effective May 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2010,

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.50%
Class B.............................................  2.26
Class C.............................................  2.25
Class I.............................................  1.11
Class R5............................................  1.16


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the year ended April 30, 2009, the Fund's custodian and transfer agency fees were reduced by $42 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $18,503,050 and $13,456,302, respectively, for the year ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for the periods indicated are as follows:


                                       YEAR ENDED APRIL 30, 2009
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                1,420,325         --      (1,118,830)        301,495
Class B                   75,915         --         (72,238)          3,677
Class C                  102,703         --         (26,748)         75,955
Class I                       --         --        (216,309)       (216,309)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
40  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                      PERIOD ENDED APRIL 30, 2008*
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                2,273,668      1,546        (174,681)      2,100,533
Class B                  142,695         46          (5,402)        137,339
Class C                   43,486         17          (1,218)         42,285
--------------------------------------------------------------------------------


* For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $21,061,063 and $20,334,579, respectively, for the year ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended April 30, 2009.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

7. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $3,090,734 at April 30, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At April 30, 2009, the Fund had a post-October loss of $5,731,885 that is treated for income tax purposes as occurring on May 1, 2009.

It is unlikely the Board will authorize distributions of any net realized capital gains for the Fund until the respective capital loss carry-over has been offset or expires.

8. RISKS RELATING TO CERTAIN INVESTMENTS

SHORT SELLING RISK
The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses

--------------------------------------------------------------------------------
42  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither

--------------------------------------------------------------------------------
44  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource 120/20 Contrarian Equity Fund (the
Fund) (one of the portfolios constituting the RiverSource Series Trust) as of April 30, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
46  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource 120/20 Contrarian Equity Fund of the RiverSource Series Trust at April 30, 2009, and the results of its operations for the year then ended, and changes in its net assets and the financial highlights for the year then ended and for the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
June 18, 2009


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  47

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

FISCAL PERIOD ENDED APRIL 30, 2009
The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
48  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 162 funds, which includes 104 RiverSource funds and 58 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1999                  Governor of Minnesota
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  49

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 67                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
50  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 48                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  51

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  2006                  LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 43                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 53
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 49                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 2009    Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company, RiverSource Service Corporation and Seligman
Age 58                                           Data Corp. since 2009; Chief Compliance Officer for
                                                 each of the Seligman funds since 2004 and all funds in
                                                 the RiverSource Family of Funds since 2009; Anti-Money
                                                 Laundering Prevention Officer and Identity Theft
                                                 Prevention Officer for each of the Seligman funds since
                                                 2008; Managing Director, J. & W. Seligman & Co.
                                                 Incorporated and Vice-President for each of the
                                                 Seligman funds, 2004-2008
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 2004            Ameriprise Financial, Inc. since 2004; Compliance
Minneapolis, MN 55474                            Director, Ameriprise Financial, Inc., 2004-2008
Age 45
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
52  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  53

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and the exceptionally challenging market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fees charged to the Fund by RiverSource Investments to fee charged to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are

--------------------------------------------------------------------------------
54  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability since inception. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT  55

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
56  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 ANNUAL REPORT

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6519 D (6/09)

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
RECOVERY AND INFRASTRUCTURE FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009
(Prospectus also enclosed)

RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                            (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    4

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statement of Changes in Net
  Assets...........................   17

Financial Highlights...............   18

Notes to Financial Statements......   26

Report of Independent Registered
  Public Accounting Firm...........   39

Federal Income Tax Information.....   41

Board Members and Officers.........   42

Approval of Investment Management
  Services Agreement...............   46

Proxy Voting.......................   48




--------------------------------------------------------------------------------
           RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  1

YOUR FUND AT A GLANCE  ---------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
           X              MEDIUM   SIZE
           X              SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.88%       1.39%
-----------------------------------------
Class B              2.64%       2.15%
-----------------------------------------
Class C              2.64%       2.15%
-----------------------------------------
Class I              1.47%       1.00%
-----------------------------------------
Class R2             2.27%       1.80%
-----------------------------------------
Class R3             2.02%       1.55%
-----------------------------------------
Class R4             1.77%       1.30%
-----------------------------------------
Class R5             1.52%       1.05%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.39% for Class A, 2.15% for Class B, 2.15% for Class C, 1.00% for Class I, 1.80% for Class R2, 1.55% for Class R3, 1.30% for Class R4, and 1.05% for Class R5.

The RiverSource Recovery and Infrastructure Fund concentrates its investments in infrastructure-related securities, which involve greater risk and volatility than more diversified investments, including greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. The Fund may also invest in foreign securities, small and mid-sized companies, real estate investment trusts, or exchange-traded funds
(ETFs), which involve additional risks. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies.

--------------------------------------------------------------------------------
2  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



Investments in real estate involve market risk, issuer risk, diversification risk, and sector/concentration risk. The price movement of an ETF may not track the underlying index and may result in a loss. The Fund is non-diversified, and may be more exposed to the risks of loss and volatility than a fund that invests more broadly. See the Fund's prospectus for information on these and other risks associated with the Fund.


--------------------------------------------------------------------------------
           RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  3

MANAGER COMMENTARY -------------------------------------------------------------



Dear Shareholders,

This report discusses the RiverSource Recovery and Infrastructure Fund's performance from February 19, 2009, when shares became publicly available, through April 30, 2009.

With the increased interest in developing and improving infrastructure in the United States and around the world, the Fund performed well during the reporting period, significantly outpacing its benchmark, the S&P 500 Index. Refurbishing infrastructure in the U.S. and Europe and building new infrastructure in developing countries has become a key focus of global efforts to spur economic recovery. Indeed, many of the Fund's holdings were the beneficiaries of the recently passed U.S. economic stimulus package and expectations for spending increases that surround that package. The emphasis on infrastructure in the $586 billion stimulus package proposed by the Chinese government and the $4 billion stimulus package announced by India's government also drove positive sentiment toward investment in new and existing roads, bridges, schools and other essential asset projects.


SECTOR DIVERSIFICATION(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Energy                                     12.0%
------------------------------------------------
Health Care                                 4.9%
------------------------------------------------
Industrials                                47.6%
------------------------------------------------
Information Technology                     19.7%
------------------------------------------------
Materials                                  11.9%
------------------------------------------------
Utilities                                   0.7%
------------------------------------------------
Other(2)                                    3.2%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
4  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


PORTFOLIO POSITIONING
The Fund's portfolio holds between 50 and 70 positions. While most of the Fund's holdings are in U.S. companies, up to 25% of the Fund's assets may be invested in non-U.S. companies. Further geographic diversification is offered through investments in large, multinational companies with a focus on infrastructure-related issuers.

At the end of April 2009, the Fund had the majority of its assets invested in the materials, industrials, information technology and energy sectors, with lesser exposure to the health care, autos and transportation, and telecommunication services sectors. From an industry perspective, the Fund's largest weightings at the end of April were in engineering, construction and heavy equipment companies.

TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets)
--------------------------------------------------------------------------------

Tellabs                               3.6%
------------------------------------------
Flextronics Intl                      3.6%
------------------------------------------
ABB ADR                               3.4%
------------------------------------------
Terex                                 3.3%
------------------------------------------
Freeport-McMoRan Copper & Gold        3.3%
------------------------------------------
Astec Inds                            3.3%
------------------------------------------
Alcoa                                 3.0%
------------------------------------------
Transocean                            2.8%
------------------------------------------
Ingersoll-Rand Cl A                   2.7%
------------------------------------------
Caterpillar                           2.6%
------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

OUR FUTURE STRATEGY
Our view ahead for recovery and infrastructure companies is extremely positive. According to the


  Refurbishing infrastructure in the U.S. and Europe and building new infrastructure in developing countries has become a key focus of global efforts to spur economic recovery.






--------------------------------------------------------------------------------
           RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------


American Society of Civil Engineers 2009 Report Card for America's Infrastructure, $2.2 trillion must be spent to bring aging infrastructure in the U.S. into good repair over the next five years. The fact that the upkeep and development of infrastructure requires substantial ongoing investment at the local, national and global level also makes infrastructure investment, in our view, a compelling and enduring long-term theme. More than $40 trillion is expected to be spent on infrastructure worldwide over the next 20 years, according to a Booz Allen Hamilton report. Recent stimulus packages either proposed or passed by governments in many regions could boost that figure even higher.

In addition to potential spending increases, several other factors may drive upward momentum for infrastructure companies going forward. The three major areas of emphasis in the Obama Administration's infrastructure plans are alternative energy, education and health care. Should the Administration's vision be realized, all three of these areas require significant infrastructure build-out. Secular and demographic trends support the thesis that investment in infrastructure offers strong potential to reward investors over the long term. For example, as the world goes "green" in an effort to better care for the environment, a shift in waste disposal, energy production, manufacturing and more will require new and improved infrastructure. Population growth, urbanization and increased business activity in emerging markets also point to rapid demand growth for infrastructure. Taking this emerging markets theme global, the European Union was among the first of the developed markets to join the developing world by setting up the infrastructure-focused European Investment Bank.

Infrastructure companies are also likely to be among the primary beneficiaries, both directly and indirectly, of economic recovery. At the same time, utility and energy infrastructure companies have the potential to perform relatively well in an inflationary environment. Many economists believe that the seeds of a new inflationary cycle may have already been planted. Aggressive quantitative easing policy by the Federal Reserve Board along with rapidly increasing national debt could ultimately set the stage for structural inflation.

Given this backdrop, we intend to focus over the near term on those companies that we believe will be impacted most by early signs of

--------------------------------------------------------------------------------
6  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



economic recovery and by what we believe is the beginning of what promises to be a period of unprecedented government spending. These include companies in the energy, materials and industrials sectors. We believe direct spending will especially benefit utility, metals, construction, machinery, heavy equipment and engineering companies in the near term. Technology service providers, airlines, automakers and manufacturers should benefit indirectly over the longer run.

                        (PHOTO - WARREN SPITZ)

                         Warren Spitz
                         Senior Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
           RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                      ENDING         EXPENSES
                                    BEGINNING      ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                ACCOUNT VALUE(A)  APRIL 30, 2009  THE PERIOD(B)  EXPENSE RATIO
----------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $1,288.30        $ 3.05         1.39%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,017.90        $ 6.95         1.39%
----------------------------------------------------------------------------------------------

Class B
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $1,286.00        $ 4.71         2.15%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,014.13        $10.74         2.15%
----------------------------------------------------------------------------------------------

Class C
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $1,286.00        $ 4.71         2.15%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,014.13        $10.74         2.15%
----------------------------------------------------------------------------------------------

Class I
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $1,289.40        $ 2.17(d)       .99%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,019.89        $ 4.96(d)       .99%
----------------------------------------------------------------------------------------------

Class R2
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $1,287.10        $ 3.93(d)      1.79%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,015.92        $ 8.95(d)      1.79%
----------------------------------------------------------------------------------------------

Class R3
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $1,287.10        $ 3.38(d)      1.54%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,017.16        $ 7.70(d)      1.54%
----------------------------------------------------------------------------------------------

Class R4
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $1,288.20        $ 2.83(d)      1.29%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,018.40        $ 6.46(d)      1.29%

----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
           RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                                      ENDING         EXPENSES
                                    BEGINNING      ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                ACCOUNT VALUE(A)  APRIL 30, 2009  THE PERIOD(B)  EXPENSE RATIO
----------------------------------------------------------------------------------------------
Class R5
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $1,289.40        $ 2.28(d)      1.04%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,019.64        $ 5.21(d)      1.04%
----------------------------------------------------------------------------------------------


(a) Beginning account values are as of the close of business on Feb. 19, 2009 (when shares of the Fund became publicly available) for actual expense calculations and as of Nov. 1, 2008 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 70/365 (to reflect the number of days in the period beginning after the close of business on Feb. 19, 2009). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from Feb. 19, 2009 to April 30, 2009: +28.83% for Class A, +28.60% for Class B, +28.60% for Class C, +28.94%
    for Class I, +28.71% for Class R2, +28.71% for Class R3, +28.82% for Class R4 and +28.94% for Class R5.
(d) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.00% for Class I, 1.80% for Class R2, 1.55% for Class R3, 1.30% for Class R4 and 1.05% for Class R5. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2009. If this change had been in place for the entire period from Feb. 19, 2009 to April 30, 2009, the actual expenses paid would have been $2.20 for Class I, $3.95 for Class R2, $3.40 for Class R3, $2.85 for Class R4 and $2.31 for Class R5. If this change had been in place for the entire six month period ended April 30, 2009, the hypothetical expenses paid would have been $5.01 for Class I, $9.00 for Class R2, $7.75 for Class R3, $6.51 for Class R4 and $5.26 for Class R5.


--------------------------------------------------------------------------------
10  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (96.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.3%)
Boeing                                                  13,373               $535,589
Goodrich                                                13,554                600,171
Honeywell Intl                                          38,391              1,198,183
                                                                      ---------------
Total                                                                       2,333,943
-------------------------------------------------------------------------------------

AIRLINES (1.0%)
Delta Air Lines                                        115,611(b)             713,320
-------------------------------------------------------------------------------------

CHEMICALS (3.8%)
Dow Chemical                                            26,438                423,008
EI du Pont de Nemours & Co                              23,292                649,847
Nalco Holding                                           96,072              1,567,895
                                                                      ---------------
Total                                                                       2,640,750
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.7%)
Telefonaktiebolaget LM Ericsson ADR                     97,038(c)             827,734
Tellabs                                                475,922(b)           2,493,831
                                                                      ---------------
Total                                                                       3,321,565
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.9%)
EMC                                                    106,542(b)           1,334,971
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (10.3%)
Chicago Bridge & Iron                                   79,047(c)             845,803
Insituform Technologies Cl A                            89,534(b)           1,372,556
Jacobs Engineering Group                                38,561(b)           1,466,860
KBR                                                    101,784              1,589,867
Quanta Services                                         54,944(b)           1,248,877
Shaw Group                                              20,265(b)             679,485
                                                                      ---------------
Total                                                                       7,203,448
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.5%)
Martin Marietta Materials                                6,496                545,859
Vulcan Materials                                        11,228                533,891
                                                                      ---------------
Total                                                                       1,079,750
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (4.2%)
ABB ADR                                                167,511(c)           2,382,006
Cooper Inds Cl A                                        15,972                523,722
                                                                      ---------------
Total                                                                       2,905,728
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (8.2%)
Celestica                                               99,273(b,c)           586,703
Coherent                                                45,674(b)             867,806
Flextronics Intl                                       641,237(b,c)         2,488,000
Newport                                                132,198(b)             659,668
Sanmina-SCI                                          2,011,676(b)           1,126,539
                                                                      ---------------
Total                                                                       5,728,716
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (9.3%)
Baker Hughes                                            48,207              1,715,205
Halliburton                                             88,281              1,785,042
Schlumberger                                            20,831              1,020,511
Transocean                                              29,066(b,c)         1,961,373
                                                                      ---------------
Total                                                                       6,482,131
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Teleflex                                                 9,961                428,124
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (3.5%)
Allscripts-Misys Healthcare Solutions                   62,390                774,884
Cerner                                                  30,941(b)           1,664,626
                                                                      ---------------
Total                                                                       2,439,510
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.2%)
McDermott Intl                                          83,497(b)           1,347,641
Textron                                                 52,604                564,441
Tyco Intl                                               44,409(c)           1,055,158
                                                                      ---------------
Total                                                                       2,967,240
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.8%)
PerkinElmer                                             37,334                543,956
-------------------------------------------------------------------------------------

MACHINERY (22.8%)
AGCO                                                    49,980(b)           1,214,514
Astec Inds                                              73,869(b)           2,276,643


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MACHINERY (CONT.)
Caterpillar                                             51,642             $1,837,422
CNH Global                                               9,372(b,c)           149,577
Crane                                                   28,700                662,683
Deere & Co                                              42,940              1,771,704
Eaton                                                   12,133                531,425
ESCO Technologies                                       14,889(b)             619,085
Ingersoll-Rand Cl A                                     86,845(c)           1,890,616
ITT                                                     15,959                654,479
Parker Hannifin                                         13,329                604,470
Terex                                                  169,599(b)           2,340,467
Trinity Inds                                            93,546              1,366,707
                                                                      ---------------
Total                                                                      15,919,792
-------------------------------------------------------------------------------------

METALS & MINING (6.3%)
Alcoa                                                  227,861              2,066,699
Freeport-McMoRan Copper & Gold                          54,493              2,324,127
                                                                      ---------------
Total                                                                       4,390,826
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Veolia Environnement ADR                                17,806(c)             486,282
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.7%)
El Paso                                                200,820              1,385,658
Petroleo Brasileiro ADR                                 14,825(c)             497,675
                                                                      ---------------
Total                                                                       1,883,333
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Weyerhaeuser                                             4,815                169,777
-------------------------------------------------------------------------------------

ROAD & RAIL (1.6%)
Burlington Northern Santa Fe                             8,003                540,042
Union Pacific                                           12,291                603,980
                                                                      ---------------
Total                                                                       1,144,022
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Brooks Automation                                      151,174(b)             940,302
Intel                                                  103,016              1,625,593
                                                                      ---------------
Total                                                                       2,565,895
-------------------------------------------------------------------------------------

SOFTWARE (1.1%)
Quality Systems                                         13,726                735,988
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $57,380,737)                                                       $67,419,067
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              2,235,040(d)          $2,235,040
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,235,040)                                                         $2,235,040
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $59,615,777)(e)                                                    $69,654,107
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 18.8% of net assets.

(d) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.


--------------------------------------------------------------------------------
12  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(e) At April 30, 2009, the cost of securities for federal income tax purposes was $59,629,880 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $10,256,513
     Unrealized depreciation                            (232,286)
     -----------------------------------------------------------
     Net unrealized appreciation                     $10,024,227
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                         FAIR VALUE AT APRIL 30, 2009
                           --------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
-----------------------------------------------------------------------------------
Investments in securities     $69,654,107        $--           $--      $69,654,107





--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
14  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $57,380,737)               $67,419,067
  Affiliated money market fund (identified cost $2,235,040)          2,235,040
------------------------------------------------------------------------------
Total investments in securities (identified cost $59,615,777)       69,654,107
Capital shares receivable                                            3,072,158
Dividends and accrued interest receivable                               55,160
------------------------------------------------------------------------------
Total assets                                                        72,781,425
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 418,900
Payable for investment securities purchased                          2,374,335
Accrued investment management services fees                              1,204
Accrued distribution fees                                                  505
Accrued transfer agency fees                                               258
Accrued administrative services fees                                       111
Other accrued expenses                                                  33,047
------------------------------------------------------------------------------
Total liabilities                                                    2,828,360
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $69,953,065
------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $    60,222
Additional paid-in capital                                          59,160,875
Undistributed net investment income                                     14,566
Accumulated net realized gain (loss)                                   679,072
Unrealized appreciation (depreciation) on investments               10,038,330
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $69,953,065
------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $50,777,415            4,371,521                      $11.62(1)
Class B                     $ 4,017,674              346,389                      $11.60
Class C                     $ 2,722,636              234,730                      $11.60
Class I                     $12,377,893            1,064,623                      $11.63
Class R2                    $    11,607                1,000                      $11.61
Class R3                    $    11,614                1,000                      $11.61
Class R4                    $    22,600                1,945                      $11.62
Class R5                    $    11,626                1,000                      $11.63
----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $12.33. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  15

STATEMENT OF OPERATIONS --------------------------------------------------------
FOR THE PERIOD FROM FEB. 19, 2009* TO APRIL 30, 2009


INVESTMENT INCOME
Income:
Dividends                                                          $    87,041
Income distributions from affiliated money market fund                   1,151
  Less foreign taxes withheld                                           (1,310)
------------------------------------------------------------------------------
Total income                                                            86,882
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     45,652
Distribution fees
  Class A                                                                9,478
  Class B                                                                3,157
  Class C                                                                1,947
  Class R2                                                                   9
  Class R3                                                                   5
Transfer agency fees
  Class A                                                                6,630
  Class B                                                                  584
  Class C                                                                  351
  Class R2                                                                   1
  Class R3                                                                   1
  Class R4                                                                   2
  Class R5                                                                   1
Administrative services fees                                             4,214
Plan administration services fees
  Class R2                                                                   5
  Class R3                                                                   5
  Class R4                                                                   9
Compensation of board members                                              360
Custodian fees                                                           4,900
Printing and postage                                                     4,900
Registration fees                                                       14,966
Professional fees                                                       20,373
Other                                                                    4,566
------------------------------------------------------------------------------
Total expenses                                                         122,116
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (31,348)
------------------------------------------------------------------------------
Total net expenses                                                      90,768
------------------------------------------------------------------------------
Investment income (loss) -- net                                         (3,886)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                      694,849
Net change in unrealized appreciation (depreciation) on
  investments                                                       11,501,260
------------------------------------------------------------------------------
Net gain (loss) on investments                                      12,196,109
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $12,192,223
------------------------------------------------------------------------------


*   When shares became publicly available.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS ---------------------------------------------
FOR THE PERIOD FROM FEB. 19, 2009* TO APRIL 30, 2009


OPERATIONS
Investment income (loss) -- net                                    $    (3,886)
Net realized gain (loss) on investments                                694,849
Net change in unrealized appreciation (depreciation) on
  investments                                                       11,501,260
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     12,192,223
------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                    43,676,837
  Class B shares                                                     3,425,566
  Class C shares                                                     2,340,234
  Class R4 shares                                                        8,000
Payments for redemptions
  Class A shares                                                      (373,756)
  Class B shares                                                       (30,696)
  Class C shares                                                       (11,640)
  Class I shares                                                    (4,799,826)
------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions           44,234,719
------------------------------------------------------------------------------
Total increase (decrease) in net assets                             56,426,942
Net assets at beginning of period                                   13,526,123**
------------------------------------------------------------------------------
Net assets at end of period                                        $69,953,065
------------------------------------------------------------------------------
Undistributed net investment income                                $    14,566
------------------------------------------------------------------------------


 *  When shares became publicly available.
** Initial capital of $15,000,000 was contributed on Feb. 12, 2009. The Fund had a decrease in net assets resulting from operations of $1,473,877 during the period from Feb. 12, 2009 to Feb. 19, 2009 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  17

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.60
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $51
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             1.82%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.39%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.19%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     28.83%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.02)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.58
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.60
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             2.58%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         2.15%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.97%)(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                     28.60%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.02)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.58
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.60
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             2.58%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         2.15%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.94%)(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                     28.60%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .01
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.61
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.63
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $12
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             1.47%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                          .99%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .31%(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.94%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.01)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.59
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.61
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             2.27%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         1.79%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.48%)(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.71%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)
Net gains (losses) (both realized and
 unrealized)                                          2.59
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.59
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.61
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             2.02%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.54%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.23%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.71%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.60
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             1.76%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.29%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .06%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.82%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended April 30,                     2009(b)
Net asset value, beginning of period                 $9.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .01
Net gains (losses) (both realized and
 unrealized)                                          2.60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.61
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.63
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             1.51%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         1.04%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .27%(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%
--------------------------------------------------------------------------------------------------------------
Total return                                        28.94%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Recovery and Infrastructure Fund (the Fund) is a series of RiverSource Series Trust and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. The Fund invests at least 80% of its assets in equity securities issued by infrastructure-related companies. On Feb. 12, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $15,000,000 in the Fund (1,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 1,493,000 shares for Class I, 1,000 shares for Class R2, 1,000 shares for Class R3, 1,000 shares for Class R4 and 1,000 shares for Class R5), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on Feb. 19, 2009.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, the Investment Manager owned 100% of Class I, Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
26  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Feb. 19, 2009 the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the period then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon

--------------------------------------------------------------------------------
28  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At April 30, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $13,622 resulting in a net reclassification adjustment to decrease paid-in capital by $13,622.

For the period ended April 30, 2009, there were no distributions.

At April 30, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..................  $   708,355
Undistributed accumulated long-term gain.......  $        --
Unrealized appreciation (depreciation).........  $10,023,613


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.


--------------------------------------------------------------------------------
30  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


The Fund has adopted FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. At April 30, 2009, the Fund did not own nor was it a party to any derivative contracts within the scope of this amendment.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.65% to 0.50% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the S&P 500 Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


the performance difference is less than 0.50%, the adjustment will be zero. The first adjustment will be made on March 1, 2011 and cover the 24-month period beginning March 1, 2009. The management fee for the period ended April 30, 2009 was 0.65% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the period ended April 30, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period ended April 30, 2009, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------
32  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $87,000 and $18,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $221,190 for Class A for the period ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the period ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class A.............................................  1.39%
Class B.............................................  2.15
Class C.............................................  2.15
Class I.............................................  0.99
Class R2............................................  1.79
Class R3............................................  1.54
Class R4............................................  1.29
Class R5............................................  1.04


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $944
Class B............................................    79
Class C............................................    48


The management fees waived/reimbursed at the Fund level were $30,277.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Under an agreement which was effective until April 30, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), would not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.39%
Class B.............................................  2.15
Class C.............................................  2.15
Class I.............................................  0.99
Class R2............................................  1.79
Class R3............................................  1.54
Class R4............................................  1.29
Class R5............................................  1.04


Effective May 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.39%
Class B.............................................  2.15
Class C.............................................  2.15
Class I.............................................  1.00
Class R2............................................  1.80
Class R3............................................  1.55
Class R4............................................  1.30
Class R5............................................  1.05


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $44,131,743 and $1,722,356, respectively, for the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
34  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


4. SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009 are as follows:

                                    ISSUED FOR
                                    REINVESTED                     NET
                          SOLD    DISTRIBUTIONS  REDEEMED  INCREASE (DECREASE)
------------------------------------------------------------------------------
Class A                4,409,157        --        (38,636)      4,370,521
Class B                  348,131        --         (2,742)        345,389
Class C                  234,785        --         (1,055)        233,730
Class I                       --        --       (428,377)       (428,377)
Class R4                     945        --             --             945


5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $9,599,484 and $8,072,717, respectively, for the period ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



amount of the credit facility. The Fund had no borrowings during the period ended April 30, 2009.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


--------------------------------------------------------------------------------
36  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
38  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Recovery and Infrastructure Fund (the Fund) (one of the portfolios constituting the RiverSource Series Trust) as of April 30, 2009, and the related statements of operations, changes in net assets, and financial highlights for the period from February 19, 2009 (when shares became publicly available) to April 30, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Recovery and Infrastructure Fund of the RiverSource Series Trust at April 30, 2009, and the results of its operations, changes in its net assets and the financial highlights for the period from February 19, 2009 (when shares became publicly available) to April 30, 2009, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
June 18, 2009


--------------------------------------------------------------------------------
40  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

FISCAL PERIOD ENDED APRIL 30, 2009
The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  41

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 162 funds, which includes 104 RiverSource funds and 58 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1999                  Governor of Minnesota
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 67                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  43

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 48                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
44  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  2006                  LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 43                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 53
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 49                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 2009    Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company, RiverSource Service Corporation and Seligman
Age 58                                           Data Corp. since 2009; Chief Compliance Officer for
                                                 each of the Seligman funds since 2004 and all funds in
                                                 the RiverSource Family of Funds since 2009; Anti-Money
                                                 Laundering Prevention Officer and Identity Theft
                                                 Prevention Officer for each of the Seligman funds since
                                                 2008; Managing Director, J. & W. Seligman & Co.
                                                 Incorporated and Vice-President for each of the
                                                 Seligman funds, 2004-2008
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 2004            Ameriprise Financial, Inc. since 2004; Compliance
Minneapolis, MN 55474                            Director, Ameriprise Financial, Inc., 2004-2008.
Age 45
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  45

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). The Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), and its Contracts, Investment Review and Compliance Committees monitor these services throughout the year. The Board accords particular weight to the work, deliberations and conclusions of these committees in determining whether to approve the IMS Agreement. The Board also accorded particular weight to its 2008 annual review of RiverSource Investments (which culminated in April 2008) and its deliberations and conclusions in connection therewith.

At the Nov.11-13, 2008 in-person Board meeting, the Board, including the Independent Directors, considered approval of the IMS Agreement. At this meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services to be performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services to be provided by RiverSource Investments, including, in particular, the investment in and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services to be provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services proposed to be provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services to be performed under the IMS Agreement for the Fund should be of a reasonably high quality. Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded

--------------------------------------------------------------------------------
46  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



that RiverSource Investments and its affiliates were in a position to provide a high quality and level of services to the Fund.

Investment Performance: Although the consideration of a fund's investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Fund had no performance history.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the RiverSource Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in an appropriate comparison group). The Board was satisfied that the proposed fees to be charged to the Fund were consistent with the pricing philosophy. The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees to be paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in is business and earn an appropriate profit. The Board concluded that the profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services expected to be provided. In reaching this conclusion, no single factor was determinative. On November 12, 2008, the Board, including all of the Independent Trustees, approved the IMS Agreement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT  47

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
48  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 ANNUAL REPORT

RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6529 C (6/09)

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
RETIREMENT PLUS(R) SERIES

ANNUAL REPORT FOR THE
PERIOD ENDED APRIL 30, 2009


THIS ANNUAL REPORT DESCRIBES EIGHT
FUNDS, EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. EACH FUND SEEKS TO
PROVIDE HIGH TOTAL RETURN THROUGH A
COMBINATION OF CURRENT INCOME AND
CAPITAL APPRECIATION, CONSISTENT WITH
ITS CURRENT ASSET ALLOCATION.


RiverSource Retirement Plus 2010 Fund
RiverSource Retirement Plus 2015 Fund
RiverSource Retirement Plus 2020 Fund
RiverSource Retirement Plus 2025 Fund
RiverSource Retirement Plus 2030 Fund
RiverSource Retirement Plus 2035 Fund
RiverSource Retirement Plus 2040 Fund
RiverSource Retirement Plus 2045 Fund


(This annual report includes a prospectus
that describes in detail each Fund's
objective, investment strategy, risks,
sales charges, fees and other matters of
interest. Please read the prospectus
carefully before you invest or send money.)              (ADVICE-BUILT(SM) SOLUTIONS LOGO)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  RiverSource Retirement Plus 2010
    Fund...........................    3
  RiverSource Retirement Plus 2015
    Fund...........................    6
  RiverSource Retirement Plus 2020
    Fund...........................    9
  RiverSource Retirement Plus 2025
    Fund...........................   12
  RiverSource Retirement Plus 2030
    Fund...........................   15
  RiverSource Retirement Plus 2035
    Fund...........................   18
  RiverSource Retirement Plus 2040
    Fund...........................   21
  RiverSource Retirement Plus 2045
    Fund...........................   24
Manager Commentary.................   27
The Fund's Long-term Performance...   30
Investment Changes.................   46
Fund Expenses Examples.............   57
Investments in Affiliated Funds....   66
Statements of Assets and
  Liabilities......................   82
Statements of Operations...........   85
Statements of Changes in Net
  Assets...........................   88
Financial Highlights...............   92
Notes to Financial Statements......  116
Report of Independent Registered
  Public Accounting Firm...........  127
Federal Income Tax Information.....  128
Board Members and Officers.........  130
Approval of Investment Management
  Services Agreement...............  133
Proxy Voting.......................  134





--------------------------------------------------------------------------------
2  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2010 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2009, RiverSource Retirement Plus 2010
  Fund's (the 2010 Fund) Class A shares declined 25.49% (excluding sales charge). Its Blended 2010 Composite Index benchmark declined 19.23%.

> The Russell 3000(R) Index, the 2010 Fund's domestic equity benchmark, decreased 34.95% during the same period.

> The 2010 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index
  (formerly known as the Lehman Brothers U.S. Aggregate Bond Index), advanced 3.84% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2010 Composite Index, fell 42.42% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2010 Composite Index, gained 1.01% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                                    Since
                                                                                  inception
                                                                         1 year    5/18/06
-------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund
  Class A (excluding sales charge)                                      -25.49%     -5.55%
-------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                          -34.95%     -9.93%
-------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)                   +3.84%     +6.09%
-------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                             -42.42%    -11.29%
-------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                   +1.01%     +3.35%
-------------------------------------------------------------------------------------------
Blended 2010 Composite Index (unmanaged)                                -19.23%     -2.39%
-------------------------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2010 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                                     SINCE
Without sales charge                                                       1 YEAR  INCEPTION
Class A (inception 5/18/06)                                               -25.49%    -5.55%
--------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                             -25.70%   -10.97%
--------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                             -25.50%   -10.76%
--------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                             -25.21%   -10.49%
--------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                             -25.21%   -10.47%
--------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                               -25.35%    -5.37%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                               -29.77%    -7.43%
--------------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                                     SINCE
Without sales charge                                                       1 YEAR  INCEPTION
Class A (inception 5/18/06)                                               -26.24%    -7.54%
--------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                             -26.37%   -13.49%
--------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                             -26.19%   -13.27%
--------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                             -26.00%   -13.06%
--------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                             -26.00%   -13.04%
--------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                               -26.10%    -7.36%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                               -30.46%    -9.43%
--------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund


ANNUAL OPERATING EXPENSE RATIO* (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                     Net fund and
                                                                                Acquired fund       acquired fund
                                                            Net annual fund   (underlying fund)   (underlying fund)
                                        Total annual fund      operating           fees and            fees and
                                       operating expenses     expenses(a)        expenses(b)         expenses(b)
-------------------------------------------------------------------------------------------------------------------
Class A                                       0.89%              0.39%              0.64%               1.03%
-------------------------------------------------------------------------------------------------------------------
Class R2                                      1.31%              0.78%              0.64%               1.42%
-------------------------------------------------------------------------------------------------------------------
Class R3                                      1.05%              0.53%              0.64%               1.17%
-------------------------------------------------------------------------------------------------------------------
Class R4                                      0.81%              0.28%              0.64%               0.92%
-------------------------------------------------------------------------------------------------------------------
Class R5                                      0.56%              0.03%              0.64%               0.67%
-------------------------------------------------------------------------------------------------------------------
Class Y                                       0.72%              0.18%              0.64%               0.82%
-------------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.

(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.66% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.05% for Class A; 1.44% for Class R2; 1.19% for Class R3; 0.94% for Class R4; 0.69% for Class R5 and 0.84% for Class Y for the year ended April 30, 2009.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  5

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2015 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2009, RiverSource Retirement Plus 2015
  Fund's (the 2015 Fund) Class A shares declined 29.67% (excluding sales charge). Its Blended 2015 Composite Index benchmark declined 23.18%.

> The Russell 3000(R) Index, the 2015 Fund's domestic equity benchmark, decreased 34.95% during the same period.

> The 2015 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 3.84% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2015 Composite Index, fell 42.42% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2015 Composite Index, gained 1.01% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                                    Since
                                                                                  inception
                                                                         1 year    5/18/06
-------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund
  Class A (excluding sales charge)                                      -29.67%     -7.18%
-------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                          -34.95%     -9.93%
-------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)                   +3.84%     +6.09%
-------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                             -42.42%    -11.29%
-------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                   +1.01%     +3.35%
-------------------------------------------------------------------------------------------
Blended 2015 Composite Index (unmanaged)                                -23.18%     -4.02%
-------------------------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
6  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                                    SINCE
Without sales charge                                                     1 YEAR   INCEPTION
Class A (inception 5/18/06)                                             -29.67%     -7.18%
-------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                           -29.80%    -13.20%
-------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                           -29.65%    -12.99%
-------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                           -29.49%    -12.77%
-------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                           -29.45%    -12.73%
-------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                             -29.53%     -7.02%
-------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                             -33.70%     -9.04%
-------------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                                     SINCE
Without sales charge                                                      1 YEAR   INCEPTION
Class A (inception 5/18/06)                                              -30.55%     -9.47%
--------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                            -30.67%    -16.05%
--------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                            -30.53%    -15.84%
--------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                            -30.38%    -15.63%
--------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                            -30.33%    -15.58%
--------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                              -30.48%     -9.30%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                              -34.53%    -11.33%
--------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2015 Fund


ANNUAL OPERATING EXPENSE RATIO* (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                    Net fund and
                                                                                Acquired fund      acquired fund
                                                             Net annual fund  (underlying fund)  (underlying fund)
                                          Total annual fund     operating          fees and           fees and
                                         operating expenses    expenses(a)       expenses(b)        expenses(b)
------------------------------------------------------------------------------------------------------------------
Class A                                         0.67%             0.39%             0.66%              1.05%
------------------------------------------------------------------------------------------------------------------
Class R2                                        1.08%             0.78%             0.66%              1.44%
------------------------------------------------------------------------------------------------------------------
Class R3                                        0.84%             0.53%             0.66%              1.19%
------------------------------------------------------------------------------------------------------------------
Class R4                                        0.59%             0.28%             0.66%              0.94%
------------------------------------------------------------------------------------------------------------------
Class R5                                        0.34%             0.03%             0.66%              0.69%
------------------------------------------------------------------------------------------------------------------
Class Y                                         0.49%             0.18%             0.66%              0.84%
------------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.

(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.07% for Class A; 1.46% for Class R2; 1.21% for Class R3; 0.96% for Class R4; 0.71% for Class R5 and 0.86% for Class Y for the year ended April 30, 2009.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
8  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2020 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2009, RiverSource Retirement Plus 2020
  Fund's (the 2020 Fund) Class A shares declined 33.08% (excluding sales charge). Its Blended 2020 Composite Index benchmark declined 27.00%.

> The Russell 3000(R) Index, the 2020 Fund's domestic equity benchmark, decreased 34.95% during the same period.

> The 2020 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 3.84% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2020 Composite Index, fell 42.42% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2020 Composite Index, gained 1.01% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                                    Since
                                                                                  inception
                                                                          1 year   5/18/06
-------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund
  Class A (excluding sales charge)                                       -33.08%    -8.69%
-------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                           -34.95%    -9.93%
-------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)                    +3.84%    +6.09%
-------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                              -42.42%   -11.29%
-------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                    +1.01%    +3.35%
-------------------------------------------------------------------------------------------
Blended 2020 Composite Index (unmanaged)                                 -27.00%    -5.64%
-------------------------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2020 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                                     SINCE
Without sales charge                                                       1 YEAR  INCEPTION
Class A (inception 5/18/06)                                               -33.08%    -8.69%
--------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                             -33.25%   -15.06%
--------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                             -33.09%   -14.85%
--------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                             -32.94%   -14.64%
--------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                             -32.90%   -14.59%
--------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                               -32.98%    -8.47%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                               -36.95%   -10.49%
--------------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                                     SINCE
Without sales charge                                                       1 YEAR  INCEPTION
Class A (inception 5/18/06)                                               -34.17%   -11.19%
--------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                             -34.26%   -18.15%
--------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                             -34.11%   -17.94%
--------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                             -33.96%   -17.73%
--------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                             -34.03%   -17.74%
--------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                               -34.10%   -11.01%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                               -37.93%   -12.99%
--------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund


ANNUAL OPERATING EXPENSE RATIO* (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                    Net fund and
                                                                                Acquired fund      acquired fund
                                                             Net annual fund  (underlying fund)  (underlying fund)
                                          Total annual fund     operating          fees and           fees and
                                         operating expenses    expenses(a)       expenses(b)        expenses(b)
------------------------------------------------------------------------------------------------------------------
Class A                                         0.70%             0.39%             0.67%              1.06%
------------------------------------------------------------------------------------------------------------------
Class R2                                        1.03%             0.78%             0.67%              1.45%
------------------------------------------------------------------------------------------------------------------
Class R3                                        0.79%             0.53%             0.67%              1.20%
------------------------------------------------------------------------------------------------------------------
Class R4                                        0.54%             0.28%             0.67%              0.95%
------------------------------------------------------------------------------------------------------------------
Class R5                                        0.29%             0.03%             0.67%              0.70%
------------------------------------------------------------------------------------------------------------------
Class Y                                         0.47%             0.18%             0.67%              0.85%
------------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.

(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.08% for Class A; 1.47% for Class R2; 1.22% for Class R3; 0.97% for Class R4; 0.72% for Class R5 and 0.87% for Class Y for the year ended April 30, 2009.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  11

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2025 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2009, RiverSource Retirement Plus 2025
  Fund's (the 2025 Fund) Class A shares declined 35.13% (excluding sales charge). Its Blended 2025 Composite Index benchmark declined 29.73%.

> The Russell 3000(R) Index, the 2025 Fund's domestic equity benchmark, decreased 34.95% during the same period.

> The 2025 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 3.84% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2025 Composite Index, fell 42.42% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2025 Composite Index, gained 1.01% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                                    Since
                                                                                  inception
                                                                          1 year   5/18/06
-------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund
  Class A (excluding sales charge)                                       -35.13%    -9.82%
-------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                           -34.95%    -9.93%
-------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)                    +3.84%    +6.09%
-------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                              -42.42%   -11.29%
-------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                    +1.01%    +3.35%
-------------------------------------------------------------------------------------------
Blended 2025 Composite Index (unmanaged)                                 -29.73%    -6.92%
-------------------------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
12  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                                     SINCE
Without sales charge                                                       1 YEAR  INCEPTION
Class A (inception 5/18/06)                                               -35.13%    -9.82%
--------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                             -35.23%   -16.25%
--------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                             -35.02%   -16.05%
--------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                             -34.88%   -15.85%
--------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                             -34.88%   -15.82%
--------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                               -34.92%    -9.58%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                               -38.87%   -11.60%
--------------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                                     SINCE
Without sales charge                                                       1 YEAR  INCEPTION
Class A (inception 5/18/06)                                               -35.97%   -12.34%
--------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                             -36.18%   -19.43%
--------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                             -35.96%   -19.22%
--------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                             -35.82%   -19.01%
--------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                             -35.82%   -18.99%
--------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                               -35.93%   -12.14%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                               -39.63%   -14.12%
--------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  13

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2025 Fund


ANNUAL OPERATING EXPENSE RATIO* (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                    Net fund and
                                                                                Acquired fund      acquired fund
                                                             Net annual fund  (underlying fund)  (underlying fund)
                                          Total annual fund     operating          fees and           fees and
                                         operating expenses    expenses(a)       expenses(b)        expenses(b)
------------------------------------------------------------------------------------------------------------------
Class A                                         0.74%             0.39%             0.67%              1.06%
------------------------------------------------------------------------------------------------------------------
Class R2                                        0.91%             0.78%             0.67%              1.45%
------------------------------------------------------------------------------------------------------------------
Class R3                                        0.79%             0.53%             0.67%              1.20%
------------------------------------------------------------------------------------------------------------------
Class R4                                        0.54%             0.28%             0.67%              0.95%
------------------------------------------------------------------------------------------------------------------
Class R5                                        0.29%             0.03%             0.67%              0.70%
------------------------------------------------------------------------------------------------------------------
Class Y                                         0.45%             0.18%             0.67%              0.85%
------------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.

(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.07% for Class A; 1.46% for Class R2; 1.21% for Class R3; 0.96% for Class R4; 0.71% for Class R5 and 0.86% for Class Y for the year ended April 30, 2009.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
14  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2030 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2009, RiverSource Retirement Plus 2030
  Fund's (the 2030 Fund) Class A shares declined 35.09% (excluding sales charge). Its Blended 2030 Composite Index benchmark declined 29.73%.

> The Russell 3000(R) Index, the 2030 Fund's domestic equity benchmark, decreased 34.95% during the same period.

> The 2030 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 3.84% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2030 Composite Index, fell 42.42% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2030 Composite Index, gained 1.01% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                                    Since
                                                                                  inception
                                                                          1 year   5/18/06
-------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund
  Class A (excluding sales charge)                                       -35.09%    -9.63%
-------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                           -34.95%    -9.93%
-------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)                    +3.84%    +6.09%
-------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                              -42.42%   -11.29%
-------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                    +1.01%    +3.35%
-------------------------------------------------------------------------------------------
Blended 2030 Composite Index (unmanaged)                                 -29.73%    -6.92%
-------------------------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  15

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2030 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                                     SINCE
Without sales charge                                                       1 YEAR  INCEPTION
Class A (inception 5/18/06)                                               -35.09%    -9.63%
--------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                             -35.23%   -16.25%
--------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                             -35.06%   -16.02%
--------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                             -34.92%   -15.83%
--------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                             -34.89%   -15.78%
--------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                               -34.96%    -9.45%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                               -38.81%   -11.42%
--------------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                                     SINCE
Without sales charge                                                       1 YEAR  INCEPTION
Class A (inception 5/18/06)                                               -36.05%   -12.20%
--------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                             -36.08%   -19.36%
--------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                             -36.02%   -19.19%
--------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                             -35.89%   -19.00%
--------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                             -35.77%   -18.95%
--------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                               -35.91%   -12.01%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                               -39.73%   -13.98%
--------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
16  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund


ANNUAL OPERATING EXPENSE RATIO* (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                    Net fund and
                                                                                Acquired fund      acquired fund
                                                             Net annual fund  (underlying fund)  (underlying fund)
                                          Total annual fund     operating          fees and           fees and
                                         operating expenses    expenses(a)       expenses(b)        expenses(b)
------------------------------------------------------------------------------------------------------------------
Class A                                         0.69%             0.39%             0.67%              1.06%
------------------------------------------------------------------------------------------------------------------
Class R2                                        1.09%             0.78%             0.67%              1.45%
------------------------------------------------------------------------------------------------------------------
Class R3                                        0.83%             0.53%             0.67%              1.20%
------------------------------------------------------------------------------------------------------------------
Class R4                                        0.58%             0.28%             0.67%              0.95%
------------------------------------------------------------------------------------------------------------------
Class R5                                        0.33%             0.03%             0.67%              0.70%
------------------------------------------------------------------------------------------------------------------
Class Y                                         0.48%             0.18%             0.67%              0.85%
------------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.

(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.07% for Class A; 1.46% for Class R2; 1.21% for Class R3; 0.96% for Class R4; 0.71% for Class R5 and 0.86% for Class Y for the year ended April 30, 2009.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  17

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2035 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2009, RiverSource Retirement Plus 2035
  Fund's (the 2035 Fund) Class A shares declined 35.21% (excluding sales charge). Its Blended 2035 Composite Index benchmark declined 29.73%.

> The Russell 3000(R) Index, the 2035 Fund's domestic equity benchmark, decreased 34.95% during the same period.

> The 2035 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 3.84% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2035 Composite Index, fell 42.42% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2035 Composite Index, gained 1.01% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                                    Since
                                                                                  inception
                                                                          1 year   5/18/06
-------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund
  Class A (excluding sales charge)                                       -35.21%    -9.92%
-------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                           -34.95%    -9.93%
-------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)                    +3.84%    +6.09%
-------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                              -42.42%   -11.29%
-------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                    +1.01%    +3.35%
-------------------------------------------------------------------------------------------
Blended 2035 Composite Index (unmanaged)                                 -29.73%    -6.92%
-------------------------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
18  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                                     SINCE
Without sales charge                                                       1 YEAR  INCEPTION
Class A (inception 5/18/06)                                               -35.21%    -9.92%
--------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                             -35.31%   -16.29%
--------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                             -35.11%   -16.06%
--------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                             -34.96%   -15.85%
--------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                             -34.96%   -15.86%
--------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                               -35.09%    -9.71%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                               -38.96%   -11.70%
--------------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                                     SINCE
Without sales charge                                                       1 YEAR  INCEPTION
Class A (inception 5/18/06)                                               -36.14%   -12.46%
--------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                             -36.23%   -19.43%
--------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                             -36.08%   -19.25%
--------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                             -35.93%   -19.04%
--------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                             -35.89%   -18.99%
--------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                               -35.94%   -12.24%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                               -39.80%   -14.24%
--------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  19

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2035 Fund


ANNUAL OPERATING EXPENSE RATIO* (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                     Net fund and
                                                                                Acquired fund       acquired fund
                                                            Net annual fund   (underlying fund)   (underlying fund)
                                        Total annual fund      operating           fees and            fees and
                                       operating expenses     expenses(a)        expenses(b)         expenses(b)
-------------------------------------------------------------------------------------------------------------------
Class A                                       0.88%              0.39%              0.67%               1.06%
-------------------------------------------------------------------------------------------------------------------
Class R2                                      1.16%              0.78%              0.67%               1.45%
-------------------------------------------------------------------------------------------------------------------
Class R3                                      0.91%              0.53%              0.67%               1.20%
-------------------------------------------------------------------------------------------------------------------
Class R4                                      0.65%              0.28%              0.67%               0.95%
-------------------------------------------------------------------------------------------------------------------
Class R5                                      0.40%              0.03%              0.67%               0.70%
-------------------------------------------------------------------------------------------------------------------
Class Y                                       0.58%              0.18%              0.67%               0.85%
-------------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.

(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.07% for Class A; 1.46% for Class R2; 1.21% for Class R3; 0.96% for Class R4; 0.71% for Class R5 and 0.86% for Class Y for the year ended April 30, 2009.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
20  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2040 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2009, RiverSource Retirement Plus 2040
  Fund's (the 2040 Fund) Class A shares declined 34.95% (excluding sales charge). Its Blended 2040 Composite Index benchmark declined 29.73%.

> The Russell 3000(R) Index, the 2040 Fund's domestic equity benchmark, decreased 34.95% during the same period.

> The 2040 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 3.84% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2040 Composite Index, fell 42.42% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2040 Composite Index, gained 1.01% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                                    Since
                                                                                  inception
                                                                         1 year    5/18/06
-------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund
  Class A (excluding sales charge)                                      -34.95%     -9.64%
-------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                          -34.95%     -9.93%
-------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)                   +3.84%     +6.09%
-------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                             -42.42%    -11.29%
-------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                   +1.01%     +3.35%
-------------------------------------------------------------------------------------------
Blended 2040 Composite Index (unmanaged)                                -29.73%     -6.92%
-------------------------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance intermediary current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  21

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2040 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                                    SINCE
Without sales charge                                                     1 YEAR   INCEPTION
Class A (inception 5/18/06)                                             -34.95%     -9.64%
-------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                           -35.07%    -16.17%
-------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                           -34.91%    -15.96%
-------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                           -34.76%    -15.75%
-------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                           -34.76%    -15.76%
-------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                             -34.93%     -9.48%
-------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                             -38.69%    -11.43%
-------------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                                    SINCE
Without sales charge                                                     1 YEAR   INCEPTION
Class A (inception 5/18/06)                                             -35.94%    -12.20%
-------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                           -36.05%    -19.32%
-------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                           -35.83%    -19.11%
-------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                           -35.69%    -18.90%
-------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                           -35.75%    -18.91%
-------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                             -35.85%    -12.02%
-------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                             -39.64%    -13.98%
-------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
22  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund


ANNUAL OPERATING EXPENSE RATIO* (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                     Net fund and
                                                                                Acquired fund       acquired fund
                                                            Net annual fund   (underlying fund)   (underlying fund)
                                        Total annual fund      operating           fees and            fees and
                                       operating expenses     expenses(a)        expenses(b)         expenses(b)
-------------------------------------------------------------------------------------------------------------------
Class A                                       1.23%              0.39%              0.67%               1.06%
-------------------------------------------------------------------------------------------------------------------
Class R2                                      1.38%              0.78%              0.67%               1.45%
-------------------------------------------------------------------------------------------------------------------
Class R3                                      1.14%              0.53%              0.67%               1.20%
-------------------------------------------------------------------------------------------------------------------
Class R4                                      0.87%              0.28%              0.67%               0.95%
-------------------------------------------------------------------------------------------------------------------
Class R5                                      0.62%              0.03%              0.67%               0.70%
-------------------------------------------------------------------------------------------------------------------
Class Y                                       0.80%              0.18%              0.67%               0.85%
-------------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.

(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.07% for Class A; 1.46% for Class R2; 1.21% for Class R3; 0.96% for Class R4; 0.71% for Class R5 and 0.86% for Class Y for the year ended April 30, 2009.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  23

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Retirement Plus 2045 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2009, RiverSource Retirement Plus 2045
  Fund's (the 2045 Fund) Class A shares declined 35.26% (excluding sales charge). Its Blended 2045 Composite Index benchmark declined 29.73%.

> The Russell 3000(R) Index, the 2045 Fund's domestic equity benchmark, decreased 34.95% during the same period.

> The 2045 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 3.84% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2045 Composite Index, fell 42.42% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2045 Composite Index, gained 1.01% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                                    Since
                                                                                  inception
                                                                         1 year    5/18/06
-------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund
  Class A (excluding sales charge)                                      -35.26%     -9.85%
-------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                          -34.95%     -9.93%
-------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)                   +3.84%     +6.09%
-------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                             -42.42%    -11.29%
-------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)                   +1.01%     +3.35%
-------------------------------------------------------------------------------------------
Blended 2045 Composite Index (unmanaged)                                -29.73%     -6.92%
-------------------------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
24  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                                    SINCE
Without sales charge                                                     1 YEAR   INCEPTION
Class A (inception 5/18/06)                                             -35.26%     -9.85%
-------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                           -35.32%    -16.28%
-------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                           -35.10%    -16.07%
-------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                           -34.94%    -15.86%
-------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                           -35.01%    -15.87%
-------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                             -35.12%     -9.64%
-------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                             -38.99%    -11.64%
-------------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                                    SINCE
Without sales charge                                                     1 YEAR   INCEPTION
Class A (inception 5/18/06)                                             -36.13%    -12.36%
-------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                           -36.22%    -19.43%
-------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                           -36.00%    -19.22%
-------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                           -35.85%    -19.01%
-------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                           -35.92%    -19.02%
-------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                             -36.03%    -12.19%
-------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                             -39.77%    -14.14%
-------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  25

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2045 Fund


ANNUAL OPERATING EXPENSE RATIO* (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                     Net fund and
                                                                                Acquired fund       acquired fund
                                                            Net annual fund   (underlying fund)   (underlying fund)
                                        Total annual fund      operating           fees and            fees and
                                       operating expenses     expenses(a)        expenses(b)         expenses(b)
-------------------------------------------------------------------------------------------------------------------
Class A                                       1.41%              0.39%              0.67%               1.06%
-------------------------------------------------------------------------------------------------------------------
Class R2                                      1.52%              0.78%              0.67%               1.45%
-------------------------------------------------------------------------------------------------------------------
Class R3                                      1.27%              0.53%              0.67%               1.20%
-------------------------------------------------------------------------------------------------------------------
Class R4                                      1.02%              0.28%              0.67%               0.95%
-------------------------------------------------------------------------------------------------------------------
Class R5                                      0.77%              0.03%              0.67%               0.70%
-------------------------------------------------------------------------------------------------------------------
Class Y                                       0.95%              0.18%              0.67%               0.85%
-------------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until June 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3; 0.28% for Class R4; 0.03% for Class R5 and 0.18% for Class Y.

(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.07% for Class A; 1.46% for Class R2; 1.21% for Class R3; 0.96% for Class R4; 0.71% for Class R5 and 0.86% for Class Y for the year ended April 30, 2009.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
26  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholders,

The 12-month period ended April 30, 2009 was very challenging for the RiverSource Retirement Plus Series. The financial markets experienced a high level of turmoil as credit markets seized, economies worldwide fell into recession, and policymakers responded with massive injections of liquidity and promised fiscal stimulus. The investment banking business ceased to exist as we knew it, investor risk appetites vanished and asset values took a dramatic hit. For investors, there were few places to hide. U.S. Treasury securities outperformed every other traditional asset class, benefiting from a flight to safety and falling interest rates, while fixed income investments as a whole generated marginal positive returns. Equities, both in the U.S. and abroad, posted major declines. Governments and central banks around the world moved quickly to stimulate the global economy, committing trillions of dollars in banking system and credit market supports. This action began to boost investor sentiment in the last months of the period, and equity markets managed to rally in March and April 2009. The late rally did little to recoup the fiscal year's losses, however.

SIGNIFICANT PERFORMANCE FACTORS
Performance for the eight Retirement Plus Series Funds (the Funds) was hurt most during the 12-month period by poor performance within the underlying funds. Among the underlying funds, only the RiverSource Large Cap Value Fund, which was added to the Funds' portfolios during the period, and RiverSource High Yield Bond Fund outperformed their respective benchmarks.

Underlying funds detracting from performance most on the equity side were RiverSource Disciplined Equity Fund and RiverSource Disciplined International Equity Fund. To a lesser degree, the performance of RiverSource Disciplined Small and Mid Cap Equity Fund also hurt overall Retirement Plus Series returns. Each of these underlying equity funds uses quantitative investment models in selecting stocks. During the reporting period, the quality and momentum models in the underlying U.S. large-cap equity mutual fund, RiverSource Disciplined Equity Fund, outperformed the S&P 500 for the period, but not enough to completely offset the significant underperformance of the value model. The results were similar in the underlying international equity mutual fund, RiverSource Disciplined International Equity Fund. While the momentum and quality-adjusted value models in the RiverSource Disciplined International Equity Fund outperformed the Morgan Stanley Capital International (MSCI) EAFE Index, the over-arching value model significantly underperformed. In the underlying U.S. small- and mid-cap equity mutual fund, RiverSource Disciplined Small and Mid Cap Equity Fund, both the momentum and value models underperformed the Russell 2500(R) Index. The models we use take turns in leading performance in each of the U.S. and international equity sub-portfolios over time, however, and we continue to believe the style diversification provided by the differentiated quantitative models is a long-term investment advantage. On the fixed income side, the performance of the underlying RiverSource Diversified Bond Fund detracted most from overall Retirement Plus Series returns for the period.

Asset allocation contributed positively to the performance of Retirement Plus 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund and 2045 Fund. For Retirement Plus 2010 Fund, 2015 Fund and 2020 Fund, asset allocation detracted modestly. In managing the Funds, we use two tactical asset allocation models; momentum and mean reversion. The momentum model declined, but actually outperformed the Funds' respective benchmarks due to its quick reaction to changes in market sentiment. The mean reversion model underperformed the Funds' respective benchmarks because it measured equities as cheap compared to historical averages.

In each of the Funds, a greater allocation to equities than to fixed income detracted from performance, as bonds significantly outperformed stocks during the period. While we aggressively reduced the Funds' weighting to equities during the 12-month period, equity exposure nevertheless detracted from performance. Within equities, significant allocations to the Funds' underlying U.S. large-cap equity mutual fund investments hurt most. This was partially offset by the positive effects of having a modest position in international equities and having virtually eliminated the Funds' exposure to emerging market equities. Also, within U.S. equities, the Funds' more sizable

--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  27

MANAGER COMMENTARY (continued) -------------------------------------------------



exposure to growth-oriented equities, which significantly outpaced their value-oriented counterparts, and its increased exposure to small- and mid-cap stocks, which declined less than their large-cap counterparts, helped.

Within fixed income, having exposure to Treasury Inflation-Protected Securities
(TIPS) and currencies, via the underlying RiverSource Inflation Protected Securities Fund and RiverSource Absolute Return Currency and Income Fund, respectively, helped the Funds' performance. Each of the RiverSource Retirement Plus Series Funds also benefited from sizable positions in cash equivalents during the period. The Funds especially benefited from having larger allocations to cash during the third and fourth calendar quarters of 2008, when both the equity and fixed income markets declined. On the other hand, having only a modest allocation to U.S. core bonds detracted from performance. Maintaining sizable allocations to emerging market bonds and global bonds also hurt.

CHANGES TO THE FUNDS' PORTFOLIOS
Based on the shifting preferences of our tactical asset allocation models, we varied the Funds' emphasis on different asset classes during the 12-month period. As mentioned, we reduced the Funds' exposure to equities overall. Within equities, we decreased the Funds' allocation to U.S. large-cap equities and international equities and virtually eliminated exposure to emerging market equities. We increased the Funds' position in U.S. small- and mid-cap equities.

Toward the end of February 2009, we established two new underlying fund positions in each of the Funds' portfolios. Specifically, the Funds initiated exposure to RiverSource Disciplined Large Cap Value Fund and RiverSource Disciplined Large Cap Growth Fund. As the fiscal year progressed, the divergence between the performance of growth-oriented and value-oriented equities grew, and the addition of these underlying funds broadened and enhanced the Funds' diversification.

Within fixed income, we trimmed the Funds' exposure to riskier assets, such as global bonds and emerging market debt, during the first half of the annual period. We also increased the Funds' allocation to cash, TIPS and currencies based on the preferences of our mean reversion and momentum models. During the last several months of the period, we increased the Funds' allocation to U.S. core bonds.

OUR FUTURE STRATEGY
While there were many positive signs for a recovery in both the financial markets and the global economy at the end of April 2009, we believe a cautiously optimistic approach is warranted. Despite disappointing results during this volatile period, we remain focused on the long term and intend to stay diversified across asset classes, sectors and securities consistent with our multiple investment discipline and calculated low turnover approach. We believe we could begin to see results from the massive government stimulus during the second half of 2009. As such, we intend to position the Funds' portfolio to benefit from a recovery toward the end of 2009.

At the end of April, our momentum asset allocation model favored U.S. core fixed income, global government bonds and TIPS and disliked international and emerging market equities. The Funds' mean reversion asset allocation model favored cash and both U.S. and international equities and steered away from fixed income assets. The differences between the preferences of the two tactical asset allocation models constrain the Funds' exposures to the various asset classes versus their respective benchmarks for the near term.


--------------------------------------------------------------------------------
28  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


We remain firm in our belief that our asset allocation models, stock selection models and specialized fixed income sector teams should help us deliver value relative to each Fund's benchmark over the long term. Employing style diversification remains a critical advantage to the Funds. We are equally convinced of the merit of our consistent, multifaceted, disciplined approach to managing risk in the portfolios. Not only are portfolios rebalanced monthly, but our proprietary portfolio optimization process seeks to maximize returns, manage portfolio risk across multiple factors and minimize implementation costs.



(PHOTO - DIMITRIS BERTSIMAS)           (PHOTO - COLIN LUNDGREN)

Dimitris Bertsimas, Ph.D.              Colin Lundgren, CFA(R)
Senior Portfolio Manager               Senior Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.



  We remain firm in our belief that our asset allocation models, stock selection models and specialized fixed income sector teams should help us deliver value relative to each Fund's benchmark over the long term.






--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  29

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2010 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2010 Fund Class A shares (from 5/18/06 to 4/30/09) as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2010 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2009
                                                SINCE
                                              INCEPTION
                                     1 YEAR    5/18/06
RIVERSOURCE RETIREMENT PLUS 2010 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                            $7,023     $7,964
-------------------------------------------------------
     Average annual total return    -29.77%     -7.43%
-------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000     $6,505     $7,353
-------------------------------------------------------
     Average annual total return    -34.95%     -9.93%
-------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000    $10,384    $11,904
-------------------------------------------------------
     Average annual total return     +3.84%     +6.09%
-------------------------------------------------------
MSCI EAFE INDEX(3)
     Cumulative value of $10,000     $5,758     $7,024
-------------------------------------------------------
     Average annual total return    -42.42%    -11.29%
-------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
     Cumulative value of $10,000    $10,101    $10,997
-------------------------------------------------------
     Average annual total return     +1.01%     +3.35%
-------------------------------------------------------
BLENDED 2010 COMPOSITE INDEX(5)
     Cumulative value of $10,000     $8,077     $9,230
-------------------------------------------------------
     Average annual total return    -19.23%     -2.39%
-------------------------------------------------------
Results for other share classes can be found on page 4.
-------------------------------------------------------




--------------------------------------------------------------------------------
30  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2010 FUND LINE GRAPH)

                            RIVERSOURCE RETIREMENT
                                   PLUS 2010
                                  FUND CLASS                          BARCLAYS CAPITAL                 CITIGROUP 3-MONTH
                                  A (INCLUDES         RUSSELL 3000     U.S. AGGREGATE     MSCI EAFE      U.S. TREASURY
                                 SALES CHARGE)          INDEX(1)        BOND INDEX(2)      INDEX(3)      BILL INDEX(4)
                            ----------------------    ------------    ----------------    ---------    -----------------
5/18/06                             $ 9,425              $10,000           $10,000         $10,000          $10,000
7/31/06                               9,511               10,075            10,140           9,988           10,096
10/31/06                             10,162               10,933            10,454          10,684           10,223
1/31/07                              10,656               11,521            10,510          11,431           10,352
4/30/07                              11,051               11,918            10,729          12,360           10,478
7/31/07                              10,892               11,707            10,704          12,428           10,606
10/31/07                             11,521               12,534            11,015          13,403           10,728
1/31/08                              10,559               11,176            11,434          11,505           10,827
4/30/08                              10,688               11,304            11,465          12,199           10,887
7/31/08                               9,966               10,499            11,363          10,971           10,931
10/31/08                              8,202                7,947            11,049           7,193           10,976
1/31/09                               7,587                6,833            11,730           65,10           10,991
4/30/09                               7,964                7,353            11,904           7,024           10,997
                               BLENDED 2010
                            COMPOSITE INDEX(5)
                            ------------------
5/18/06                           $10,000
7/31/06                            10,089
10/31/06                           10,679
1/31/07                            11,052
4/30/07                            11,430
7/31/07                            11,358
10/31/07                           11,948
1/31/08                            11,266
4/30/08                            11,427
7/31/08                            10,913
10/31/08                            9,195
1/31/09                             8,801
4/30/09                             9,230




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2010 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2010 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  31

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2015 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2015 Fund Class A shares (from 5/18/06 to 4/30/09) as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2015 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2009
                                                SINCE
                                              INCEPTION
                                     1 YEAR    5/18/06
RIVERSOURCE RETIREMENT PLUS 2015 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                            $6,630     $7,565
-------------------------------------------------------
     Average annual total return    -33.70%     -9.04%
-------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000     $6,505     $7,353
-------------------------------------------------------
     Average annual total return    -34.95%     -9.93%
-------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000    $10,384    $11,904
-------------------------------------------------------
     Average annual total return     +3.84%     +6.09%
-------------------------------------------------------
MSCI EAFE INDEX(3)
     Cumulative value of $10,000     $5,758     $7,024
-------------------------------------------------------
     Average annual total return    -42.42%    -11.29%
-------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
     Cumulative value of $10,000    $10,101    $10,997
-------------------------------------------------------
     Average annual total return     +1.01%     +3.35%
-------------------------------------------------------
BLENDED 2015 COMPOSITE INDEX(5)
     Cumulative value of $10,000     $7,682     $8,769
-------------------------------------------------------
     Average annual total return    -23.18%     -4.02%
-------------------------------------------------------
Results for other share classes can be found on page 7.
-------------------------------------------------------




--------------------------------------------------------------------------------
32  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2015 FUND LINE GRAPH)

                   RIVERSOURCE RETIREMENT
                          PLUS 2015
                         FUND CLASS                          BARCLAYS CAPITAL                 CITIGROUP 3-MONTH
                         A (INCLUDES         RUSSELL 3000     U.S. AGGREGATE     MSCI EAFE      U.S. TREASURY
                        SALES CHARGE)          INDEX(1)        BOND INDEX(2)      INDEX(3)      BILL INDEX(4)
                   ----------------------    ------------    ----------------    ---------    -----------------
5/18/06                    $ 9,425              $10,000           $10,000         $ 10000          $10,000
7/31/06                      9,523               10,075            10,140           9,988           10,096
10/31/06                    10,230               10,933            10,454          10,684           10,223
1/31/07                     10,770               11,521            10,510          11,431           10,352
4/30/07                     11,196               11,918            10,729          12,360           10,478
7/31/07                     11,034               11,707            10,704          12,428           10,606
10/31/07                    11,735               12,534            11,015          13,403           10,728
1/31/08                     10,590               11,176            11,434          11,505           10,827
4/30/08                     10,757               11,304            11,465          12,199           10,887
7/31/08                      9,904               10,499            11,363          10,971           10,931
10/31/08                     7,921                7,947            11,049           7,193           10,976
1/31/09                      7,186                6,833            11,730           6,510           10,991
4/30/09                      7,565                7,353            11,904           7,024           10,997
                      BLENDED 2015
                   COMPOSITE INDEX(5)
                   ------------------
5/18/06                  $10,000
7/31/06                   10,081
10/31/06                  10,723
1/31/07                   11,153
4/30/07                   11,562
7/31/07                   11,476
10/31/07                  12,125
1/31/08                   11,232
4/30/08                   11,415
7/31/08                   10,820
10/31/08                   8,854
1/31/09                    8,312
4/30/09                    8,769




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2015 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2015 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  33

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2020 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2020 Fund Class A shares (from 5/18/06 to 4/30/09) as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2020 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2009
                                                                   SINCE
                                                                 INCEPTION
                                                        1 YEAR    5/18/06
RIVERSOURCE RETIREMENT PLUS 2020 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                     $6,305     $7,207
--------------------------------------------------------------------------
     Average annual total return                       -36.95%    -10.49%
--------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000                        $6,505     $7,353
--------------------------------------------------------------------------
     Average annual total return                       -34.95%     -9.93%
--------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000                       $10,384    $11,904
--------------------------------------------------------------------------
     Average annual total return                        +3.84%     +6.09%
--------------------------------------------------------------------------
MSCI EAFE INDEX(3)
     Cumulative value of $10,000                        $5,758     $7,024
--------------------------------------------------------------------------
     Average annual total return                       -42.42%    -11.29%
--------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
     Cumulative value of $10,000                       $10,101    $10,997
--------------------------------------------------------------------------
     Average annual total return                        +1.01%     +3.35%
--------------------------------------------------------------------------
BLENDED 2020 COMPOSITE INDEX(5)
     Cumulative value of $10,000                        $7,300     $8,322
--------------------------------------------------------------------------
     Average annual total return                       -27.00%     -5.64%
--------------------------------------------------------------------------
Results for other share classes can be found on page 10.
--------------------------------------------------------------------------




--------------------------------------------------------------------------------
34  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2020 FUND LINE GRAPH)

                   RIVERSOURCE RETIREMENT
                          PLUS 2020
                         FUND CLASS                          BARCLAYS CAPITAL                 CITIGROUP 3-MONTH
                         A (INCLUDES         RUSSELL 3000     U.S. AGGREGATE     MSCI EAFE      U.S. TREASURY
                        SALES CHARGE)          INDEX(1)        BOND INDEX(2)      INDEX(3)      BILL INDEX(4)
                   ----------------------    ------------    ----------------    ---------    -----------------
5/18/06                    $ 9,425              $10,000           $10,000         $10,000          $10,000
7/31/06                      9,494               10,075            10,140           9,988           10,096
10/31/06                    10,242               10,933            10,454          10,684           10,223
1/31/07                     10,818               11,521            10,510          11,431           10,352
4/30/07                     11,287               11,918            10,729          12,360           10,478
7/31/07                     11,133               11,707            10,704          12,428           10,606
10/31/07                    11,908               12,534            11,015          13,403           10,728
1/31/08                     10,579               11,176            11,434          11,505           10,827
4/30/08                     10,770               11,304            11,465          12,199           10,887
7/31/08                      9,839               10,499            11,363          10,971           10,931
10/31/08                     7,643                7,947            11,049           7,193           10,976
1/31/09                      6,820                6,833            11,730           6,510           10,991
4/30/09                      7,207                7,353            11,904           7,024           10,997
                      BLENDED 2020
                   COMPOSITE INDEX(5)
                   ------------------
5/18/06                  $10,000
7/31/06                   10,072
10/31/06                  10,767
1/31/07                   11,255
4/30/07                   11,696
7/31/07                   11,594
10/31/07                  12,303
1/31/08                   11,195
4/30/08                   11,400
7/31/08                   10,724
10/31/08                   8,520
1/31/09                    7,845
4/30/09                    8,322




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2020 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2020 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  35

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2025 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2025 Fund Class A shares (from 5/18/06 to 4/30/09) as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2025 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2009
                                                SINCE
                                              INCEPTION
                                     1 YEAR    5/18/06
RIVERSOURCE RETIREMENT PLUS 2025 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                            $6,113     $6,949
-------------------------------------------------------
     Average annual total return    -38.87%    -11.60%
-------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000     $6,505     $7,353
-------------------------------------------------------
     Average annual total return    -34.95%     -9.93%
-------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000    $10,384    $11,904
-------------------------------------------------------
     Average annual total return     +3.84%     +6.09%
-------------------------------------------------------
MSCI EAFE INDEX(3)
     Cumulative value of $10,000     $5,758     $7,024
-------------------------------------------------------
     Average annual total return    -42.42%    -11.29%
-------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
     Cumulative value of $10,000    $10,101    $10,997
-------------------------------------------------------
     Average annual total return     +1.01%     +3.35%
-------------------------------------------------------
BLENDED 2025 COMPOSITE INDEX(5)
     Cumulative value of $10,000     $7,027     $7,986
-------------------------------------------------------
     Average annual total return    -29.73%     -6.92%
-------------------------------------------------------



Results for other share classes can be found on page 13.


--------------------------------------------------------------------------------
36  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2025 FUND LINE GRAPH)

                   RIVERSOURCE RETIREMENT
                          PLUS 2025
                         FUND CLASS                          BARCLAYS CAPITAL                 CITIGROUP 3-MONTH
                         A (INCLUDES         RUSSELL 3000     U.S. AGGREGATE     MSCI EAFE      U.S. TREASURY
                       SALES CHARGES)          INDEX(1)        BOND INDEX(2)      INDEX(3)      BILL INDEX(4)
                   ----------------------    ------------    ----------------    ---------    -----------------
5/18/06                    $ 9,425              $10,000           $10,000         $10,000          $10,000
7/31/06                      9,484               10,075            10,140           9,988           10,096
10/31/06                    10,224               10,933            10,454          10,684           10,223
1/31/07                     10,809               11,521            10,510          11,431           10,352
4/30/07                     11,266               11,918            10,729          12,360           10,478
7/31/07                     11,104               11,707            10,704          12,428           10,606
10/31/07                    11,907               12,534            11,015          13,403           10,728
1/31/08                     10,490               11,176            11,434          11,505           10,827
4/30/08                     10,712               11,304            11,465          12,199           10,887
7/31/08                      9,735               10,499            11,363          10,971           10,931
10/31/08                     7,471                7,947            11,049           7,193           10,976
1/31/09                      6,594                6,833            11,730           6,510           10,991
4/30/09                      6,949                7,353            11,904           7,024           10,997
                      BLENDED 2025
                   COMPOSITE INDEX(5)
                   ------------------
5/18/06                  $10,000
7/31/06                   10,070
10/31/06                  10,783
1/31/07                   11,293
4/30/07                   11,749
7/31/07                   11,638
10/31/07                  12,378
1/31/08                   11,145
4/30/08                   11,364
7/31/08                   10,635
10/31/08                   8,262
1/31/09                    7,491
4/30/09                    7,986




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2025 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2025 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  37

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2030 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2030 Fund Class A shares (from 5/18/06 to 4/30/09) as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2030 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2009
                                                SINCE
                                              INCEPTION
                                     1 YEAR    5/18/06
RIVERSOURCE RETIREMENT PLUS 2030 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                            $6,119     $6,989
-------------------------------------------------------
     Average annual total return    -38.81%    -11.42%
-------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000     $6,505     $7,353
-------------------------------------------------------
     Average annual total return    -34.95%     -9.93%
-------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000    $10,384    $11,904
-------------------------------------------------------
     Average annual total return     +3.84%     +6.09%
-------------------------------------------------------
MSCI EAFE INDEX(3)
     Cumulative value of $10,000     $5,758     $7,024
-------------------------------------------------------
     Average annual total return    -42.42%    -11.29%
-------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
     Cumulative value of $10,000    $10,101    $10,997
-------------------------------------------------------
     Average annual total return     +1.01%     +3.35%
-------------------------------------------------------
BLENDED 2030 COMPOSITE INDEX(5)
     Cumulative value of $10,000     $7,027     $7,986
-------------------------------------------------------
     Average annual total return    -29.73%     -6.92%
-------------------------------------------------------



Results for other share classes can be found on page 16.


--------------------------------------------------------------------------------
38  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2030 FUND LINE GRAPH)

                            RIVERSOURCE RETIREMENT
                                   PLUS 2030
                                  FUND CLASS                          BARCLAYS CAPITAL                 CITIGROUP 3-MONTH
                                  A (INCLUDES         RUSSELL 3000     U.S. AGGREGATE     MSCI EAFE      U.S. TREASURY
                                SALES CHARGES)          INDEX(1)        BOND INDEX(2)      INDEX(3)      BILL INDEX(4)
                            ----------------------    ------------    ----------------    ---------    -----------------
5/18/06                             $ 9,425              $10,000           $10,000         $10,000          $10,000
7/31/06                               9,514               10,075            10,140           9,988           10,096
10/31/06                             10,263               10,933            10,454          10,684           10,223
1/31/07                              10,856               11,521            10,510          11,431           10,352
4/30/07                              11,324               11,918            10,729          12,360           10,478
7/31/07                              11,151               11,707            10,704          12,428           10,606
10/31/07                             11,975               12,534            11,015          13,403           10,728
1/31/08                              10,547               11,176            11,434          11,505           10,827
4/30/08                              10,768               11,304            11,465          12,199           10,887
7/31/08                               9,781               10,499            11,363          10,971           10,931
10/31/08                              7,496                7,947            11,049           7,193           10,976
1/31/09                               6,622                6,833            11,730           6,510           10,991
4/30/09                               6,989                7,353            11,904           7,024           10,997
                               BLENDED 2030
                            COMPOSITE INDEX(5)
                            ------------------
5/18/06                           $10,000
7/31/06                            10,070
10/31/06                           10,783
1/31/07                            11,293
4/30/07                            11,749
7/31/07                            11,638
10/31/07                           12,378
1/31/08                            11,145
4/30/08                            11,364
7/31/08                            10,635
10/31/08                            8,262
1/31/09                             7,491
4/30/09                             7,986




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2030 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2030 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  39

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2035 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2035 Fund Class A shares (from 5/18/06 to 4/30/09) as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2035 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2009
                                                SINCE
                                              INCEPTION
                                     1 YEAR    5/18/06
RIVERSOURCE RETIREMENT PLUS 2035 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                            $6,104     $6,924
-------------------------------------------------------
     Average annual total return    -38.96%    -11.70%
-------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000     $6,505     $7,353
-------------------------------------------------------
     Average annual total return    -34.95%     -9.93%
-------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000    $10,384    $11,904
-------------------------------------------------------
     Average annual total return     +3.84%     +6.09%
-------------------------------------------------------
MSCI EAFE INDEX(3)
     Cumulative value of $10,000     $5,758     $7,024
-------------------------------------------------------
     Average annual total return    -42.42%    -11.29%
-------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
     Cumulative value of $10,000    $10,101    $10,997
-------------------------------------------------------
     Average annual total return     +1.01%     +3.35%
-------------------------------------------------------
BLENDED 2035 COMPOSITE INDEX(5)
     Cumulative value of $10,000     $7,027     $7,986
-------------------------------------------------------
     Average annual total return    -29.73%     -6.92%
-------------------------------------------------------



Results for other share classes can be found on page 19.


--------------------------------------------------------------------------------
40  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2035 FUND LINE GRAPH)

                   RIVERSOURCE RETIREMENT
                          PLUS 2035
                         FUND CLASS                          BARCLAYS CAPITAL                 CITIGROUP 3-MONTH
                         A (INCLUDES         RUSSELL 3000     U.S. AGGREGATE     MSCI EAFE      U.S. TREASURY
                       SALES CHARGES)          INDEX(1)        BOND INDEX(2)      INDEX(3)      BILL INDEX(4)
                   ----------------------    ------------    ----------------    ---------    -----------------
5/18/06                    $ 9,425              $10,000           $10,000         $10,000          $10,000
7/31/06                      9,445               10,075            10,140           9,988           10,096
10/31/06                    10,194               10,933            10,454          10,684           10,223
1/31/07                     10,774               11,521            10,510          11,431           10,352
4/30/07                     11,241               11,918            10,729          12,360           10,478
7/31/07                     11,068               11,707            10,704          12,428           10,606
10/31/07                    11,882               12,534            11,015          13,403           10,728
1/31/08                     10,465               11,176            11,434          11,505           10,827
4/30/08                     10,688               11,304            11,465          12,199           10,887
7/31/08                      9,709               10,499            11,363          10,971           10,931
10/31/08                     7,440                7,947            11,049           7,193           10,976
1/31/09                      6,568                6,833            11,730           6,510           10,991
4/30/09                      6,924                7,353            11,904           7,024           10,997
                      BLENDED 2035
                   COMPOSITE INDEX(5)
                   ------------------
5/18/06                  $10,000
7/31/06                   10,070
10/31/06                  10,783
1/31/07                   11,293
4/30/07                   11,749
7/31/07                   11,638
10/31/07                  12,378
1/31/08                   11,145
4/30/08                   11,364
7/31/08                   10,635
10/31/08                   8,262
1/31/09                    7,491
4/30/09                    7,986




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2035 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2035 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  41

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2040 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2040 Fund Class A shares (from 5/18/06 to 4/30/09) as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2040 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2009
                                                SINCE
                                              INCEPTION
                                     1 YEAR    5/18/06
RIVERSOURCE RETIREMENT PLUS 2040 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                            $6,131     $6,987
-------------------------------------------------------
     Average annual total return    -38.69%    -11.43%
-------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000     $6,505     $7,353
-------------------------------------------------------
     Average annual total return    -34.95%     -9.93%
-------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000    $10,384    $11,904
-------------------------------------------------------
     Average annual total return     +3.84%     +6.09%
-------------------------------------------------------
MSCI EAFE INDEX(3)
     Cumulative value of $10,000     $5,758     $7,024
-------------------------------------------------------
     Average annual total return    -42.42%    -11.29%
-------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
     Cumulative value of $10,000    $10,101    $10,997
-------------------------------------------------------
     Average annual total return     +1.01%     +3.35%
-------------------------------------------------------
BLENDED 2040 COMPOSITE INDEX(5)
     Cumulative value of $10,000     $7,027     $7,986
-------------------------------------------------------
     Average annual total return    -29.73%     -6.92%
-------------------------------------------------------



Results for other share classes can be found on page 22.


--------------------------------------------------------------------------------
42  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2040 FUND LINE GRAPH)

                   RIVERSOURCERETIREMENT PLUS
                            2040 FUND
                             CLASS A                             BARCLAYS CAPITAL                 CITIGROUP 3-MONTH
                         (INCLUDES SALES         RUSSELL 3000     U.S. AGGREGATE     MSCI EAFE      U.S. TREASURY
                            CHARGES)               INDEX(1)        BOND INDEX(2)      INDEX(3)      BILL INDEX(4)
                   --------------------------    ------------    ----------------    ---------    -----------------
5/18/06                      $ 9,425                $10,000           $10,000         $10,000          $10,000
7/31/06                        9,494                 10,075            10,140           9,988           10,096
10/31/06                      10,243                 10,933            10,454          10,684           10,223
1/31/07                       10,840                 11,521            10,510          11,431           10,352
4/30/07                       11,308                 11,918            10,729          12,360           10,478
7/31/07                       11,135                 11,707            10,704          12,428           10,606
10/31/07                      11,949                 12,534            11,015          13,403           10,728
1/31/08                       10,526                 11,176            11,434          11,505           10,827
4/30/08                       10,741                 11,304            11,465          12,199           10,887
7/31/08                        9,770                 10,499            11,363          10,971           10,931
10/31/08                       7,499                  7,947            11,049           7,193           10,976
1/31/09                        6,617                  6,833            11,730           6,510           10,991
4/30/09                        6,987                  7,353            11,904           7,024           10,997
                      BLENDED 2040
                   COMPOSITE INDEX(5)
                   ------------------
5/18/06                  $10,000
7/31/06                   10,070
10/31/06                  10,783
1/31/07                   11,293
4/30/07                   11,749
7/31/07                   11,638
10/31/07                  12,378
1/31/08                   11,145
4/30/08                   11,364
7/31/08                   10,635
10/31/08                   8,262
1/31/09                    7,491
4/30/09                    7,986




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2040 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2040 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  43

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2045 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2045 Fund Class A shares (from 5/18/06 to 4/30/09) as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2045 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2009
                                                SINCE
                                              INCEPTION
                                     1 YEAR    5/18/06
RIVERSOURCE RETIREMENT PLUS 2045 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                            $6,101     $6,940
-------------------------------------------------------
     Average annual total return    -38.99%    -11.64%
-------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000     $6,505     $7,353
-------------------------------------------------------
     Average annual total return    -34.95%     -9.93%
-------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000    $10,384    $11,904
-------------------------------------------------------
     Average annual total return     +3.84%     +6.09%
-------------------------------------------------------
MSCI EAFE INDEX(3)
     Cumulative value of $10,000     $5,758     $7,024
-------------------------------------------------------
     Average annual total return    -42.42%    -11.29%
-------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
     Cumulative value of $10,000    $10,101    $10,997
-------------------------------------------------------
     Average annual total return     +1.01%     +3.35%
-------------------------------------------------------
BLENDED 2045 COMPOSITE INDEX(5)
     Cumulative value of $10,000     $7,027     $7,986
-------------------------------------------------------
     Average annual total return    -29.73%     -6.92%
-------------------------------------------------------



Results for other share classes can be found on page 25.


--------------------------------------------------------------------------------
44  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2045 FUND LINE GRAPH)

                   RIVERSOURCE RETIREMENT
                          PLUS 2045
                         FUND CLASS                          BARCLAYS CAPITAL                 CITIGROUP 3-MONTH
                         A (INCLUDES         RUSSELL 3000     U.S. AGGREGATE     MSCI EAFE      U.S. TREASURY
                       SALES CHARGES)          INDEX(1)        BOND INDEX(2)      INDEX(3)      BILL INDEX(4)
                   ----------------------    ------------    ----------------    ---------    -----------------
5/18/06                    $ 9,425              $10,000           $10,000         $10,000          $10,000
7/31/06                      9,484               10,075            10,140           9,988           10,096
10/31/06                    10,224               10,933            10,454          10,684           10,223
1/31/07                     10,809               11,521            10,510          11,431           10,352
4/30/07                     11,276               11,918            10,729          12,360           10,478
7/31/07                     11,103               11,707            10,704          12,428           10,606
10/31/07                    11,906               12,534            11,015          13,403           10,728
1/31/08                     10,498               11,176            11,434          11,505           10,827
4/30/08                     10,720               11,304            11,465          12,199           10,887
7/31/08                      9,741               10,499            11,363          10,971           10,931
10/31/08                     7,473                7,947            11,049           7,193           10,976
1/31/09                      6,591                6,833            11,730           6,510           10,991
4/30/09                      6,940                7,353            11,904           7,024           10,997
                      BLENDED 2045
                   COMPOSITE INDEX(5)
                   ------------------
5/18/06                  $10,000
7/31/06                   10,070
10/31/06                  10,783
1/31/07                   11,293
4/30/07                   11,749
7/31/07                   11,638
10/31/07                  12,378
1/31/08                   11,145
4/30/08                   11,364
7/31/08                   10,635
10/31/08                   8,262
1/31/09                    7,491
4/30/09                    7,986




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month treasury bills.
(5) The Blended 2045 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2045 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  45

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2010 FUND

Fund holdings at April 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   34.3%                 40.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 2.8%                  7.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          2.3%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           6.5%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          6.4%                  0.8%
======================================================================================
                                                      52.3%                 48.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     20.7%                 15.2%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 8.2%                  6.6%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.2%                  6.6%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.7%                  2.4%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 4.3%                  3.8%
======================================================================================
                                                      34.1%                 34.6%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          4.9%                  5.7%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       8.7%                 11.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2009; % of portfolio assets)




Equity Funds(1)                                       52.3%
----------------------------------------------------------------

Fixed Income Funds(2)                                 34.1%
----------------------------------------------------------------

Alternative Investments(3)                             4.9%
----------------------------------------------------------------

Cash Equivalents(4)                                    8.7%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 43.1%, U.S. Small Mid Cap 6.4% and International
    2.8%.
(2) Includes Investment Grade 20.7%, International 8.2%, Inflation Protected Securities 4.3%, High Yield 0.7% and Global Bond 0.2%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
46  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                   34.3%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     20.7%
----------------------------------------------------------------
RiverSource Cash Management Fund                       8.7%
----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 8.2%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           6.5%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  47

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2015 FUND

Fund holdings at April 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   40.6%                 48.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 6.4%                 10.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          2.1%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           6.2%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          8.2%                  0.8%
======================================================================================
                                                      63.5%                 59.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     15.9%                 11.1%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 6.3%                  6.5%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.2%                  4.8%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.2%                  1.8%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.7%                  5.0%
======================================================================================
                                                      28.3%                 29.2%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          4.1%                  5.7%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       4.1%                  5.9%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2009; % of portfolio assets)



Equity Funds(1)                                       63.5%
----------------------------------------------------------------

Fixed Income Funds(2)                                 28.3%
----------------------------------------------------------------

Alternative Investments(3)                             4.1%
----------------------------------------------------------------

Cash Equivalents(4)                                    4.1%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 48.9%, U.S. Small Mid Cap 8.2% and International
    6.4%.
(2) Includes Investment Grade 15.9%, International 6.3%, Inflation Protected Securities 5.7%, Global Bond 0.2% and High Yield 0.2%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
48  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                   40.6%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     15.9%
----------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          8.2%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 6.4%
----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 6.3%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  49

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2020 FUND

Fund holdings at April 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   44.3%                 51.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 9.6%                 14.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          2.1%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           5.2%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.2%                  2.1%
======================================================================================
                                                      70.4%                 68.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     14.2%                  9.8%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 6.0%                  6.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.1%                  4.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.2%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.3%                  5.4%
======================================================================================
                                                      26.8%                 25.4%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          1.4%                  3.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       1.4%                  3.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2009; % of portfolio assets)



Equity Funds(1)                                       70.4%
----------------------------------------------------------------

Fixed Income Funds(2)                                 26.8%
----------------------------------------------------------------

Alternative Investments(3)                             1.4%
----------------------------------------------------------------

Cash Equivalents(4)                                    1.4%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 51.6%, International 9.6% and U.S. Small Mid Cap
    9.2%.
(2) Includes Investment Grade 14.2%, Inflation Protected Securities 6.3%, International 6.0%, High Yield 0.2% and Global Bond 0.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                   44.3%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     14.2%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 9.6%
----------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.2%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.3%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
50  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2025 FUND

Fund holdings at April 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   48.2%                 54.5%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                11.4%                 15.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          2.0%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           3.1%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.9%                  2.8%
======================================================================================
                                                      74.6%                 73.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     10.8%                  5.4%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 3.6%                  4.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.1%                  3.9%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.8%                  6.7%
======================================================================================
                                                      22.4%                 20.4%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          1.5%                  3.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       1.5%                  3.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2009; % of portfolio assets)


Equity Funds(1)                                       74.6%
----------------------------------------------------------------
Fixed Income Funds(2)                                 22.4%
----------------------------------------------------------------
Alternative Investments(3)                             1.5%
----------------------------------------------------------------
Cash Equivalents(4)                                    1.5%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 53.3%, International 11.4% and U.S. Small Mid Cap 9.9%.
(2) Includes Investment Grade 10.8%, Inflation Protected Securities 7.8%, International 3.6%, Global Bond 0.1% and High Yield 0.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2009; % of portfolio assets)


----------------------------------------------------------------
RiverSource Disciplined Equity Fund                   48.2%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                11.4%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     10.8%
----------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.9%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.8%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  51

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2030 FUND

Fund holdings at April 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   47.6%                 53.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                11.8%                 16.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          2.0%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           3.1%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.9%                  2.8%
======================================================================================
                                                      74.4%                 73.1%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     11.0%                  5.5%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 3.6%                  4.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.1%                  3.9%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.8%                  6.7%
======================================================================================
                                                      22.6%                 20.5%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          1.5%                  3.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       1.5%                  3.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2009; % of portfolio assets)



Equity Funds(1)                                       74.4%
----------------------------------------------------------------

Fixed Income Funds(2)                                 22.6%
----------------------------------------------------------------

Alternative Investments(3)                             1.5%
----------------------------------------------------------------

Cash Equivalents(4)                                    1.5%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 52.7%, International 11.8% and U.S. Small Mid Cap 9.9%.
(2) Includes Investment Grade 11.0%, Inflation Protected Securities 7.8%, International 3.6%, Global Bond 0.1% and High Yield 0.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
52  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                   47.6%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                11.8%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     11.0%
----------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.9%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.8%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  53

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2035 FUND

Fund holdings at April 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   48.0%                 54.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                11.7%                 16.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          2.0%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           3.1%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.9%                  2.8%
======================================================================================
                                                      74.7%                 73.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     10.7%                  5.4%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 3.6%                  4.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.1%                  3.9%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.8%                  6.7%
======================================================================================
                                                      22.3%                 20.4%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          1.5%                  3.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       1.5%                  3.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2009; % of portfolio assets)



Equity Funds(1)                                       74.7%
----------------------------------------------------------------

Fixed Income Funds(2)                                 22.3%
----------------------------------------------------------------

Alternative Investments(3)                             1.5%
----------------------------------------------------------------

Cash Equivalents(4)                                    1.5%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 53.1%, International 11.7% and U.S. Small Mid Cap 9.9%.
(2) Includes Investment Grade 10.7%, Inflation Protected Securities 7.8%, International 3.6%, Global Bond 0.1% and High Yield 0.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                   48.0%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                11.7%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     10.7%
----------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.9%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.8%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
54  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2040 FUND

Fund holdings at April 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap,
     small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   47.6%                 53.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                11.5%                 16.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          2.0%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           3.1%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.9%                  2.8%
======================================================================================
                                                      74.1%                 72.7%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     11.1%                  5.7%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 3.6%                  4.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.1%                  3.9%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 8.0%                  6.9%
======================================================================================
                                                      22.9%                 20.9%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          1.5%                  3.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       1.5%                  3.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2009; % of portfolio assets)

Equity Funds(1)                                       74.1%
----------------------------------------------------------------
Fixed Income Funds(2)                                 22.9%
----------------------------------------------------------------
Alternative Investments(3)                             1.5%
----------------------------------------------------------------
Cash Equivalents(4)                                    1.5%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 52.7%, International 11.5% and U.S. Small Mid Cap 9.9%.
(2) Includes Investment Grade 11.1%, Inflation Protected Securities 8.0%, International 3.6%, Global Bond 0.1% and High Yield 0.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2009; % of portfolio assets)

RiverSource Disciplined Equity Fund                   47.6%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                11.5%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     11.1%
----------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.9%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 8.0%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  55

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2045 FUND

Fund holdings at April 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   48.6%                 54.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                11.1%                 15.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          2.0%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           3.1%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.9%                  2.8%
======================================================================================
                                                      74.7%                 73.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     10.8%                  5.4%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 3.6%                  4.4%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.1%                  3.9%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.7%                  6.6%
======================================================================================
                                                      22.3%                 20.4%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          1.5%                  3.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       1.5%                  3.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at April 30, 2009; % of portfolio assets)



Equity Funds(1)                                       74.7%
----------------------------------------------------------------

Fixed Income Funds(2)                                 22.3%
----------------------------------------------------------------

Alternative Investments(3)                             1.5%
----------------------------------------------------------------

Cash Equivalents(4)                                    1.5%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 53.7%, International 11.1% and U.S. Small Mid Cap 9.9%.
(2) Includes Investment Grade 10.8%, Inflation Protected Securities 7.7%, International 3.6%, Global Bond 0.1% and High Yield 0.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at April 30, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                   48.6%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                11.1%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     10.8%
----------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.9%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.7%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
56  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  57

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------

RiverSource Retirement Plus 2010 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2008   APRIL 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  971.00         $1.81             $4.89
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.96         $1.86             $5.02
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  969.90         $3.81             $6.89
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.93         $3.91             $7.07
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  971.10         $2.59             $5.67
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.17         $2.66             $5.82
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  973.70         $1.37             $4.45
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.41         $1.40             $4.57
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  974.10         $0.15             $3.23
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.65         $0.15             $3.31
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  973.10         $0.88             $3.96
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.90         $0.90             $4.06
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .37%               .63%             1.00%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .63%             1.41%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .63%             1.16%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .63%              .91%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .63%              .66%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .63%              .81%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.67% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2009, the actual expenses paid would have been $5.08 for Class A, $7.08 for Class R2, $5.86 for Class R3, $4.65 for Class R4, $3.43 for Class R5 and $4.16 for Class Y; the hypothetical expenses paid would have been $5.22 for Class A, $7.27 for Class R2, $6.02 for Class R3, $4.77 for Class R4, $3.51 for Class R5 and $4.27 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2009: -2.90% for Class A, -3.01% for Class R2, -2.89% for Class R3, -2.63% for Class R4, -2.59% for Class R5 and -2.69% for Class Y.


--------------------------------------------------------------------------------
58  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2015 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2008   APRIL 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  955.00         $1.89             $5.04
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.86         $1.96             $5.22
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  954.30         $3.78             $6.93
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.93         $3.91             $7.17
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  954.70         $2.57             $5.72
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.17         $2.66             $5.92
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  955.20         $1.36             $4.51
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.41         $1.40             $4.67
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  957.10         $0.15             $3.30
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.65         $0.15             $3.41
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  956.30         $0.87             $4.03
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.90         $0.90             $4.17
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                     FUND'S          ACQUIRED FUND
                                   ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                 EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
--------------------------------------------------------------------------------
Class A                               .39%               .65%             1.04%
--------------------------------------------------------------------------------
Class R2                              .78%               .65%             1.43%
--------------------------------------------------------------------------------
Class R3                              .53%               .65%             1.18%
--------------------------------------------------------------------------------
Class R4                              .28%               .65%              .93%
--------------------------------------------------------------------------------
Class R5                              .03%               .65%              .68%
--------------------------------------------------------------------------------
Class Y                               .18%               .65%              .83%
--------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2009, the actual expenses paid would have been $5.24 for Class A, $7.12 for Class R2, $5.91 for Class R3, $4.70 for Class R4, $3.49 for Class R5 and $4.22 for Class Y; the hypothetical expenses paid would have been $5.42 for Class A, $7.37 for Class R2, $6.12 for Class R3, $4.87 for Class R4, $3.61 for Class R5 and $4.37 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2009: -4.50% for Class A, -4.57% for Class R2, -4.53% for Class R3, -4.48% for Class R4, -4.29% for Class R5 and -4.37% for Class Y.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  59

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------

RiverSource Retirement Plus 2020 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2008   APRIL 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  942.90         $1.88             $5.11
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.86         $1.96             $5.32
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  942.10         $3.76             $6.98
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.93         $3.91             $7.27
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  942.50         $2.55             $5.78
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.17         $2.66             $6.02
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  944.30         $1.35             $4.58
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.41         $1.40             $4.77
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  944.90         $0.14             $3.38
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.65         $0.15             $3.51
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  944.10         $0.87             $4.10
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.90         $0.90             $4.27
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                     FUND'S          ACQUIRED FUND
                                   ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                 EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
--------------------------------------------------------------------------------
Class A                               .39%               .67%             1.06%
--------------------------------------------------------------------------------
Class R2                              .78%               .67%             1.45%
--------------------------------------------------------------------------------
Class R3                              .53%               .67%             1.20%
--------------------------------------------------------------------------------
Class R4                              .28%               .67%              .95%
--------------------------------------------------------------------------------
Class R5                              .03%               .67%              .70%
--------------------------------------------------------------------------------
Class Y                               .18%               .67%              .85%
--------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2009, the actual expenses paid would have been $5.25 for Class A, $7.13 for Class R2, $5.92 for Class R3, $4.72 for Class R4, $3.52 for Class R5 and $4.24 for Class Y; the hypothetical expenses paid would have been $5.47 for Class A, $7.42 for Class R2, $6.17 for Class R3, $4.92 for Class R4, $3.66 for Class R5 and $4.42 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2009: -5.71% for Class A, -5.79% for Class R2, -5.75% for Class R3, -5.57% for Class R4, -5.51% for Class R5 and -5.59% for Class Y.


--------------------------------------------------------------------------------
60  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2025 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2008   APRIL 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  930.20         $1.87             $5.07
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.86         $1.96             $5.32
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  930.30         $3.73             $6.94
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.93         $3.91             $7.27
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  930.50         $2.54             $5.74
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.17         $2.66             $6.02
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  932.10         $1.34             $4.55
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.41         $1.40             $4.77
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  932.10         $0.14             $3.35
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.65         $0.15             $3.51
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  932.00         $0.86             $4.07
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.90         $0.90             $4.27
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                     FUND'S          ACQUIRED FUND
                                   ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                 EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
--------------------------------------------------------------------------------
Class A                               .39%               .67%             1.06%
--------------------------------------------------------------------------------
Class R2                              .78%               .67%             1.45%
--------------------------------------------------------------------------------
Class R3                              .53%               .67%             1.20%
--------------------------------------------------------------------------------
Class R4                              .28%               .67%              .95%
--------------------------------------------------------------------------------
Class R5                              .03%               .67%              .70%
--------------------------------------------------------------------------------
Class Y                               .18%               .67%              .85%
--------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2009, the actual expenses paid would have been $5.12 for Class A, $6.99 for Class R2, $5.79 for Class R3, $4.60 for Class R4, $3.40 for Class R5 and $4.12 for Class Y; the hypothetical expenses paid would have been $5.37 for Class A, $7.32 for Class R2, $6.07 for Class R3, $4.82 for Class R4, $3.56 for Class R5 and $4.32 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2009: -6.98% for Class A, -6.97% for Class R2, -6.95% for Class R3, -6.79% for Class R4, -6.79% for Class R5 and -6.80% for Class Y.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  61

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------

RiverSource Retirement Plus 2030 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2008   APRIL 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  932.30         $1.87             $5.08
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.86         $1.96             $5.32
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  929.50         $3.73             $6.94
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.93         $3.91             $7.27
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  931.10         $2.54             $5.75
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.17         $2.66             $6.02
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  931.70         $1.34             $4.55
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.41         $1.40             $4.77
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  933.60         $0.14             $3.36
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.65         $0.15             $3.51
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  933.00         $0.86             $4.07
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.90         $0.90             $4.27
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                     FUND'S          ACQUIRED FUND
                                   ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                 EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
--------------------------------------------------------------------------------
Class A                               .39%               .67%             1.06%
--------------------------------------------------------------------------------
Class R2                              .78%               .67%             1.45%
--------------------------------------------------------------------------------
Class R3                              .53%               .67%             1.20%
--------------------------------------------------------------------------------
Class R4                              .28%               .67%              .95%
--------------------------------------------------------------------------------
Class R5                              .03%               .67%              .70%
--------------------------------------------------------------------------------
Class Y                               .18%               .67%              .85%
--------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2009, the actual expenses paid would have been $5.13 for Class A, $6.98 for Class R2, $5.79 for Class R3, $4.60 for Class R4, $3.40 for Class R5 and $4.12 for Class Y; the hypothetical expenses paid would have been $5.37 for Class A, $7.32 for Class R2, $6.07 for Class R3, $4.82 for Class R4, $3.56 for Class R5 and $4.32 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2009: -6.77% for Class A, -7.05% for Class R2, -6.89% for Class R3, -6.83% for Class R4, -6.64% for Class R5 and -6.70% for Class Y.


--------------------------------------------------------------------------------
62  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2035 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2008   APRIL 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  930.70         $1.87             $5.07
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.86         $1.96             $5.32
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  928.50         $3.73             $6.93
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.93         $3.91             $7.27
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  930.80         $2.54             $5.74
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.17         $2.66             $6.02
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  932.60         $1.34             $4.55
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.41         $1.40             $4.77
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  931.70         $0.14             $3.35
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.65         $0.15             $3.51
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  931.20         $0.86             $4.07
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.90         $0.90             $4.27
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .67%             1.06%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .67%             1.45%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .67%             1.20%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .67%              .95%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .67%              .70%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .67%              .85%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2009, the actual expenses paid would have been $5.12 for Class A, $6.98 for Class R2, $5.79 for Class R3, $4.60 for Class R4, $3.40 for Class R5 and $4.12 for Class Y; the hypothetical expenses paid would have been $5.37 for Class A, $7.32 for Class R2, $6.07 for Class R3, $4.82 for Class R4, $3.56 for Class R5 and $4.32 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2009: -6.93% for Class A, -7.15% for Class R2, -6.92% for Class R3, -6.74% for Class R4, -6.83% for Class R5 and -6.88% for Class Y.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  63

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------

RiverSource Retirement Plus 2040 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2008   APRIL 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  931.70         $1.87             $5.08
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.86         $1.96             $5.32
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  931.50         $3.74             $6.94
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.93         $3.91             $7.27
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  931.90         $2.54             $5.75
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.17         $2.66             $6.02
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  933.70         $1.34             $4.55
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.41         $1.40             $4.77
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  932.70         $0.14             $3.35
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.65         $0.15             $3.51
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  931.70         $0.86             $4.07
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.90         $0.90             $4.27
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                     FUND'S          ACQUIRED FUND
                                   ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                 EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
--------------------------------------------------------------------------------
Class A                               .39%               .67%             1.06%
--------------------------------------------------------------------------------
Class R2                              .78%               .67%             1.45%
--------------------------------------------------------------------------------
Class R3                              .53%               .67%             1.20%
--------------------------------------------------------------------------------
Class R4                              .28%               .67%              .95%
--------------------------------------------------------------------------------
Class R5                              .03%               .67%              .70%
--------------------------------------------------------------------------------
Class Y                               .18%               .67%              .85%
--------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2009, the actual expenses paid would have been $5.12 for Class A, $6.99 for Class R2, $5.80 for Class R3, $4.60 for Class R4, $3.40 for Class R5 and $4.12 for Class Y; the hypothetical expenses paid would have been $5.37 for Class A, $7.32 for Class R2, $6.07 for Class R3, $4.82 for Class R4, $3.56 for Class R5 and $4.32 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2009: -6.83% for Class A, -6.85% for Class R2, -6.81% for Class R3, -6.63% for Class R4, -6.73% for Class R5 and -6.83% for Class Y.


--------------------------------------------------------------------------------
64  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2045 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2008   APRIL 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  928.70         $1.87             $5.07
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.86         $1.96             $5.32
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  929.80         $3.73             $6.94
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.93         $3.91             $7.27
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  930.20         $2.54             $5.74
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.17         $2.66             $6.02
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  932.00         $1.34             $4.55
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.41         $1.40             $4.77
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  931.10         $0.14             $3.35
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.65         $0.15             $3.51
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  930.90         $0.86             $4.07
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.90         $0.90             $4.27
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .67%             1.06%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .67%             1.45%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .67%             1.20%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .67%              .95%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .67%              .70%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .67%              .85%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2009, the actual expenses paid would have been $5.12 for Class A, $6.99 for Class R2, $5.79 for Class R3, $4.60 for Class R4, $3.40 for Class R5 and $4.12 for Class Y; the hypothetical expenses paid would have been $5.37 for Class A, $7.32 for Class R2, $6.07 for Class R3, $4.82 for Class R4, $3.56 for Class R5 and $4.32 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2009: -7.13% for Class A, -7.02% for Class R2, -6.98% for Class R3, -6.80% for Class R4, -6.89% for Class R5 and -6.91% for Class Y.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  65

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2010 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (52.5%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (2.8%)
RiverSource Disciplined International Equity
 Fund                                                  40,678                $222,102
-------------------------------------------------------------------------------------

U.S. LARGE CAP (43.3%)
RiverSource Disciplined Equity Fund                   710,532               2,692,916
RiverSource Disciplined Large Cap Growth Fund          28,319                 176,714
RiverSource Disciplined Large Cap Value Fund           82,579                 511,166
                                                                      ---------------
Total                                                                       3,380,796
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (6.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           91,014                 501,490
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $5,440,085)                                                         $4,104,388
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (34.2%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                            2,948                 $18,397
-------------------------------------------------------------------------------------

HIGH YIELD (0.7%)
RiverSource High Yield Bond Fund                       23,552                  50,872
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.3%)
RiverSource Inflation Protected Securities
 Fund                                                  35,256                 337,402
-------------------------------------------------------------------------------------

INTERNATIONAL (8.2%)
RiverSource Emerging Markets Bond Fund                 75,026                 639,971
-------------------------------------------------------------------------------------

INVESTMENT GRADE (20.8%)
RiverSource Diversified Bond Fund                     359,962               1,627,027
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,798,176)                                                         $2,673,669
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           39,445                $387,347
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $386,323)                                                             $387,347
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (8.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      683,211                $683,211
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $683,211)                                                             $683,211
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $9,307,795)(b)                                                      $7,848,615
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $10,408,886 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $93,178
Unrealized depreciation                                                      (2,653,449)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(2,560,271)
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
66  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2010 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                     FAIR VALUE AT APRIL 30, 2009
                                                       -------------------------------------------------------
                                                            LEVEL 1        LEVEL 2
                                                         QUOTED PRICES      OTHER        LEVEL 3
                                                           IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                          MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                           $7,848,615         $--           $--      $7,848,615





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  67

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2015 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (63.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (6.4%)
RiverSource Disciplined International Equity
 Fund                                                  209,606             $1,144,448
-------------------------------------------------------------------------------------

U.S. LARGE CAP (49.1%)
RiverSource Disciplined Equity Fund                  1,923,692              7,290,794
RiverSource Disciplined Large Cap Growth Fund           59,227                369,574
RiverSource Disciplined Large Cap Value Fund           180,596              1,117,888
                                                                      ---------------
Total                                                                       8,778,256
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (8.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           265,221              1,461,369
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $16,669,944)                                                       $11,384,073
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (28.3%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                             5,333                $33,275
-------------------------------------------------------------------------------------

HIGH YIELD (0.2%)
RiverSource High Yield Bond Fund                        18,758                 40,518
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.7%)
RiverSource Inflation Protected Securities
 Fund                                                  106,097              1,015,352
-------------------------------------------------------------------------------------

INTERNATIONAL (6.3%)
RiverSource Emerging Markets Bond Fund                 132,094              1,126,763
-------------------------------------------------------------------------------------

INVESTMENT GRADE (15.9%)
RiverSource Diversified Bond Fund                      628,822              2,842,275
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,294,786)                                                         $5,058,183
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            74,663               $733,193
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $729,768)                                                             $733,193
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (4.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       738,643               $738,643
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $738,643)                                                             $738,643
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $23,433,141)(b)                                                    $17,914,092
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $25,459,258 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $160,035
     Unrealized depreciation                                                     (7,705,201)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(7,545,166)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
68  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2015 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                    FAIR VALUE AT APRIL 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $17,914,092        $--           $--      $17,914,092





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  69

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2020 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (70.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (9.6%)
RiverSource Disciplined International Equity
 Fund                                                  326,326             $1,781,739
-------------------------------------------------------------------------------------

U.S. LARGE CAP (51.8%)
RiverSource Disciplined Equity Fund                  2,183,877              8,276,895
RiverSource Disciplined Large Cap Growth Fund           61,711                385,079
RiverSource Disciplined Large Cap Value Fund           155,165                960,470
                                                                      ---------------
Total                                                                       9,622,444
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           310,913              1,713,131
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $19,871,043)                                                       $13,117,314
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (26.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             4,069                $25,391
-------------------------------------------------------------------------------------

HIGH YIELD (0.2%)
RiverSource High Yield Bond Fund                        12,951                 27,973
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.3%)
RiverSource Inflation Protected Securities
 Fund                                                  121,693              1,164,605
-------------------------------------------------------------------------------------

INTERNATIONAL (6.0%)
RiverSource Emerging Markets Bond Fund                 131,083              1,118,135
-------------------------------------------------------------------------------------

INVESTMENT GRADE (14.2%)
RiverSource Diversified Bond Fund                      583,020              2,635,251
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,211,250)                                                         $4,971,355
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.4%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            27,014               $265,282
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $266,601)                                                             $265,282
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       267,224               $267,224
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $267,224)                                                             $267,224
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $25,616,118)(b)                                                    $18,621,175
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $28,135,557 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $134,163
     Unrealized depreciation                                                     (9,648,545)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(9,514,382)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
70  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2020 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                    FAIR VALUE AT APRIL 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $18,621,175        $--           $--      $18,621,175





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  71

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2025 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (74.8%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (11.4%)
RiverSource Disciplined International Equity
 Fund                                                  435,456             $2,377,592
-------------------------------------------------------------------------------------

U.S. LARGE CAP (53.5%)
RiverSource Disciplined Equity Fund                  2,647,275             10,033,172
RiverSource Disciplined Large Cap Growth Fund           68,161                425,328
RiverSource Disciplined Large Cap Value Fund           103,741                642,155
                                                                      ---------------
Total                                                                      11,100,655
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           374,369              2,062,774
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $24,427,947)                                                       $15,541,021
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (22.4%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             3,330                $20,778
-------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         9,545                 20,618
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.8%)
RiverSource Inflation Protected Securities
 Fund                                                  169,219              1,619,423
-------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Emerging Markets Bond Fund                  87,662                747,754
-------------------------------------------------------------------------------------

INVESTMENT GRADE (10.8%)
RiverSource Diversified Bond Fund                      497,796              2,250,037
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,840,945)                                                         $4,658,610
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            30,899               $303,426
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $305,293)                                                             $303,426
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       305,620               $305,620
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $305,620)                                                             $305,620
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $29,879,805)(b)                                                    $20,808,677
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $32,541,731 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                         $89,928
     Unrealized depreciation                                                     (11,822,982)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(11,733,054)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
72  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2025 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                    FAIR VALUE AT APRIL 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $20,808,677        $--           $--      $20,808,677





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  73

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2030 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (74.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (11.9%)
RiverSource Disciplined International Equity
 Fund                                                  495,434             $2,705,071
-------------------------------------------------------------------------------------

U.S. LARGE CAP (52.8%)
RiverSource Disciplined Equity Fund                  2,866,040             10,862,292
RiverSource Disciplined Large Cap Growth Fund           73,854                460,849
RiverSource Disciplined Large Cap Value Fund           114,455                708,475
                                                                      ---------------
Total                                                                      12,031,616
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           410,996              2,264,589
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $25,691,430)                                                       $17,001,276
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (22.6%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             3,449                $21,522
-------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                        10,470                 22,616
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.9%)
RiverSource Inflation Protected Securities
 Fund                                                  187,246              1,791,943
-------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Emerging Markets Bond Fund                  96,693                824,789
-------------------------------------------------------------------------------------

INVESTMENT GRADE (10.9%)
RiverSource Diversified Bond Fund                      551,339              2,492,053
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,299,517)                                                         $5,152,923
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            34,707               $340,820
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $342,390)                                                             $340,820
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       343,306               $343,306
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $343,306)                                                             $343,306
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $31,676,643)(b)                                                    $22,838,325
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $34,898,256 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                         $97,955
     Unrealized depreciation                                                     (12,157,886)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(12,059,931)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
74  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2030 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                    FAIR VALUE AT APRIL 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $22,838,325        $--           $--      $22,838,325





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  75

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2035 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (74.8%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (11.7%)
RiverSource Disciplined International Equity
 Fund                                                  309,688             $1,690,895
-------------------------------------------------------------------------------------

U.S. LARGE CAP (53.2%)
RiverSource Disciplined Equity Fund                  1,826,515              6,922,490
RiverSource Disciplined Large Cap Growth Fund           47,417                295,883
RiverSource Disciplined Large Cap Value Fund            71,772                444,266
                                                                      ---------------
Total                                                                       7,662,639
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           259,505              1,429,872
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $16,594,427)                                                       $10,783,406
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (22.4%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             2,057                $12,835
-------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         6,630                 14,321
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.8%)
RiverSource Inflation Protected Securities
 Fund                                                  117,364              1,123,177
-------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Emerging Markets Bond Fund                  60,746                518,161
-------------------------------------------------------------------------------------

INVESTMENT GRADE (10.8%)
RiverSource Diversified Bond Fund                      344,881              1,558,861
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,343,738)                                                         $3,227,355
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            21,585               $211,964
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $213,429)                                                             $211,964
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       213,503               $213,503
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $213,503)                                                             $213,503
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $20,365,097)(b)                                                    $14,436,228
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $22,553,182 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $61,586
     Unrealized depreciation                                                     (8,178,540)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(8,116,954)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
76  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2035 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                    FAIR VALUE AT APRIL 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $14,436,228        $--           $--      $14,436,228





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  77

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2040 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (74.4%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (11.5%)
RiverSource Disciplined International Equity
 Fund                                                  206,463             $1,127,288
-------------------------------------------------------------------------------------

U.S. LARGE CAP (52.9%)
RiverSource Disciplined Equity Fund                  1,238,013              4,692,068
RiverSource Disciplined Large Cap Growth Fund           31,965                199,460
RiverSource Disciplined Large Cap Value Fund            48,932                302,890
                                                                      ---------------
Total                                                                       5,194,418
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (10.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           177,456                977,785
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $10,860,250)                                                        $7,299,491
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (23.1%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             1,771                $11,051
-------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         4,532                  9,790
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.0%)
RiverSource Inflation Protected Securities
 Fund                                                   82,266                787,288
-------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Emerging Markets Bond Fund                  41,674                355,483
-------------------------------------------------------------------------------------

INVESTMENT GRADE (11.3%)
RiverSource Diversified Bond Fund                      243,427              1,100,291
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,333,300)                                                         $2,263,903
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            14,764               $144,983
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $145,962)                                                             $144,983
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       146,037               $146,037
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $146,037)                                                             $146,037
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $13,485,549)(b)                                                     $9,854,414
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $14,932,791 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $41,777
     Unrealized depreciation                                                     (5,120,154)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(5,078,377)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
78  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2040 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                     FAIR VALUE AT APRIL 30, 2009
                                                       -------------------------------------------------------
                                                            LEVEL 1        LEVEL 2
                                                         QUOTED PRICES      OTHER        LEVEL 3
                                                           IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                          MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                           $9,854,414         $--           $--      $9,854,414





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  79

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2045 Fund
APRIL 30, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (75.0%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (11.1%)
RiverSource Disciplined International Equity
 Fund                                                  183,335             $1,001,008
-------------------------------------------------------------------------------------

U.S. LARGE CAP (53.9%)
RiverSource Disciplined Equity Fund                  1,160,609              4,398,708
RiverSource Disciplined Large Cap Growth Fund           29,410                183,519
RiverSource Disciplined Large Cap Value Fund            45,053                278,875
                                                                      ---------------
Total                                                                       4,861,102
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (10.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           163,182                899,136
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $9,348,890)                                                         $6,761,246
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (22.5%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             1,890                $11,796
-------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         4,157                  8,979
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.7%)
RiverSource Inflation Protected Securities
 Fund                                                   72,964                698,267
-------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Emerging Markets Bond Fund                  38,252                326,285
-------------------------------------------------------------------------------------

INVESTMENT GRADE (11.0%)
RiverSource Diversified Bond Fund                      216,682                979,402
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,062,561)                                                         $2,024,729
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            13,579               $133,349
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $134,292)                                                             $133,349
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       134,317               $134,317
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $134,317)                                                             $134,317
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $11,680,060)(b)                                                     $9,053,641
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At April 30, 2009, the cost of securities for federal income tax purposes was $13,201,062 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $41,245
     Unrealized depreciation                                                     (4,188,666)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(4,147,421)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
80  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2045 Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                     FAIR VALUE AT APRIL 30, 2009
                                                       -------------------------------------------------------
                                                            LEVEL 1        LEVEL 2
                                                         QUOTED PRICES      OTHER        LEVEL 3
                                                           IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                          MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                           $9,053,641         $--           $--      $9,053,641





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  81

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                         RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                          RETIREMENT       RETIREMENT       RETIREMENT
                                                          PLUS 2010        PLUS 2015        PLUS 2020
APRIL 30, 2009                                               FUND             FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $9,307,795, $23,433,141 and
  $25,616,118, respectively)                             $ 7,848,615      $17,914,092      $18,621,175
Cash                                                           3,166           14,122            6,962
Capital shares receivable                                      2,044            2,938              717
Dividends receivable                                           1,426            2,404            2,220
Receivable for affiliated investments sold                       866               --           23,141
------------------------------------------------------------------------------------------------------
Total assets                                               7,856,117       17,933,556       18,654,215
------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                         9,242           30,710           40,951
Accrued distribution fees                                         21               33               26
Accrued transfer agency fees                                      18               37               38
Accrued administrative services fees                               4               10               10
Accrued plan administrative services fees                         19               54               61
Other accrued expenses                                        34,358           37,228           38,206
------------------------------------------------------------------------------------------------------
Total liabilities                                             43,662           68,072           79,292
------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares              $ 7,812,455      $17,865,484      $18,574,923
------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value          $    11,277      $    26,249      $    29,245
Additional paid-in capital                                13,142,889       28,129,326       31,837,311
Undistributed net investment income                           57,931          420,887          239,557
Accumulated net realized gain (loss)                      (3,940,462)      (5,191,929)      (6,536,247)
Unrealized appreciation (depreciation) on
  affiliated investments                                  (1,459,180)      (5,519,049)      (6,994,943)
------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                     $ 7,812,455      $17,865,484      $18,574,923
------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                    Class A              $ 3,095,956      $ 4,840,029      $ 3,732,214
                                             Class R2              $    3,240      $     3,164      $     8,994
                                             Class R3              $    3,240      $     3,163      $     2,948
                                             Class R4              $    3,242      $     3,164      $     2,948
                                             Class R5              $    3,243      $     3,167      $     2,952
                                             Class Y               $4,703,534      $13,012,797      $14,824,867
Outstanding shares of beneficial interest:   Class A shares           447,244          712,731          589,755
                                             Class R2 shares              468              465            1,416
                                             Class R3 shares              468              465              464
                                             Class R4 shares              468              465              464
                                             Class R5 shares              468              465              464
                                             Class Y shares           678,609        1,910,356        2,331,930
Net asset value per share:                   Class A(1)            $     6.92      $      6.79      $      6.33
                                             Class R2              $     6.92      $      6.80      $      6.35
                                             Class R3              $     6.92      $      6.80      $      6.35
                                             Class R4              $     6.93      $      6.80      $      6.35
                                             Class R5              $     6.93      $      6.81      $      6.36
                                             Class Y               $     6.93      $      6.81      $      6.36
---------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund and RiverSource Retirement Plus 2020 Fund is $7.34, $7.20 and $6.72, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
82  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                         RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                          RETIREMENT       RETIREMENT       RETIREMENT
                                                          PLUS 2025        PLUS 2030        PLUS 2035
APRIL 30, 2009                                               FUND             FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $29,879,805, $31,676,643 and
  $20,365,097, respectively)                             $20,808,677      $22,838,325      $14,436,228
Cash                                                             303            5,781            4,059
Capital shares receivable                                     75,148            2,906            5,008
Dividends receivable                                           1,927            2,152            1,343
Receivable for affiliated investments sold                        --               --           20,070
------------------------------------------------------------------------------------------------------
Total assets                                              20,886,055       22,849,164       14,466,708
------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                           698            2,935           28,562
Payable for affiliated investments purchased                  74,680           11,185               --
Accrued distribution fees                                         16               33                9
Accrued transfer agency fees                                      41               40               28
Accrued administrative services fees                              11               13                8
Accrued plan administrative services fees                         76               75               54
Other accrued expenses                                        34,642           40,689           33,811
------------------------------------------------------------------------------------------------------
Total liabilities                                            110,164           54,970           62,472
------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares              $20,775,891      $22,794,194      $14,404,236
------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value          $    33,014      $    36,154      $    23,077
Additional paid-in capital                                34,906,872       36,122,184       23,065,647
Undistributed net investment income                          569,313          473,572          332,904
Accumulated net realized gain (loss)                      (5,662,180)      (4,999,398)      (3,088,523)
Unrealized appreciation (depreciation) on
  affiliated investments                                  (9,071,128)      (8,838,318)      (5,928,869)
------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                     $20,775,891      $22,794,194      $14,404,236
------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                    Class A              $ 2,261,901      $ 4,733,464      $ 1,296,313
                                             Class R2             $    15,488      $     7,048      $     2,910
                                             Class R3             $     2,929      $     2,927      $     2,912
                                             Class R4             $     2,936      $     2,923      $     2,912
                                             Class R5             $     2,936      $     2,926      $     2,915
                                             Class Y              $18,489,701      $18,044,906      $13,096,274
Outstanding shares of beneficial interest:   Class A shares           361,260          752,794          208,303
                                             Class R2 shares            2,472            1,118              467
                                             Class R3 shares              466              464              467
                                             Class R4 shares              465              464              467
                                             Class R5 shares              465              464              467
                                             Class Y shares         2,936,299        2,860,073        2,097,551
Net asset value per share:                   Class A(1)           $      6.26      $      6.29      $      6.22
                                             Class R2             $      6.27      $      6.30      $      6.23
                                             Class R3             $      6.29      $      6.31      $      6.24
                                             Class R4             $      6.31      $      6.30      $      6.24
                                             Class R5             $      6.31      $      6.31      $      6.24
                                             Class Y              $      6.30      $      6.31      $      6.24
---------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund and RiverSource Retirement Plus 2035 Fund is $6.64, $6.67 and $6.60, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  83

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------


                                                                    RIVERSOURCE      RIVERSOURCE
                                                                     RETIREMENT       RETIREMENT
                                                                     PLUS 2040        PLUS 2045
APRIL 30, 2009                                                          FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $13,485,549 and $11,680,060, respectively)       $ 9,854,414      $ 9,053,641
Cash                                                                      7,670            6,153
Capital shares receivable                                                   999            4,406
Dividends receivable                                                        947              842
------------------------------------------------------------------------------------------------
Total assets                                                          9,864,030        9,065,042
------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                    5,187            4,765
Payable for affiliated investments purchased                             10,280           10,868
Accrued distribution fees                                                     9                8
Accrued transfer agency fees                                                 25               25
Accrued administrative services fees                                          5                5
Accrued plan administrative services fees                                    35               32
Other accrued expenses                                                   33,311           34,739
------------------------------------------------------------------------------------------------
Total liabilities                                                        48,852           50,442
------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                         $ 9,815,178      $ 9,014,600
------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                     $    16,196      $    14,562
Additional paid-in capital                                           15,485,663       13,353,051
Undistributed net investment income                                      13,820           96,323
Accumulated net realized gain (loss)                                 (2,069,366)      (1,822,917)
Unrealized appreciation (depreciation) on affiliated
  investments                                                        (3,631,135)      (2,626,419)
------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  shares                                                            $ 9,815,178      $ 9,014,600
------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:            Class A              $ 1,247,058      $ 1,182,765
                                                        Class R2              $    8,314       $    2,883
                                                        Class R3              $   19,225       $    2,883
                                                        Class R4              $    2,811       $    2,883
                                                        Class R5              $    2,814       $    2,885
                                                        Class Y               $8,534,956       $7,820,301
Outstanding shares of beneficial interest:              Class A shares           206,572          191,544
                                                        Class R2 shares            1,373              466
                                                        Class R3 shares            3,175              466
                                                        Class R4 shares              464              466
                                                        Class R5 shares              464              466
                                                        Class Y shares         1,407,503        1,262,765
Net asset value per share:                              Class A(1)            $     6.04       $     6.17
                                                        Class R2              $     6.06       $     6.19
                                                        Class R3              $     6.06       $     6.19
                                                        Class R4              $     6.06       $     6.19
                                                        Class R5              $     6.06       $     6.19
                                                        Class Y               $     6.06       $     6.19
---------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund is $6.41 and $6.55, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
84  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                         RIVERSOURCE      RIVERSOURCE       RIVERSOURCE
                                                          RETIREMENT       RETIREMENT       RETIREMENT
                                                          PLUS 2010        PLUS 2015         PLUS 2020
YEAR ENDED APRIL 30, 2009                                    FUND             FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds  $   355,943      $   588,186      $    632,697
-------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                      8,900           13,407             8,463
  Class R2                                                        18               18                19
  Class R3                                                         9                9                 9
Transfer agency fees
  Class A                                                      3,780            6,161             5,621
  Class R2                                                         2                2                 2
  Class R3                                                         2                2                 2
  Class R4                                                         2                2                 2
  Class R5                                                         2                2                 2
  Class Y                                                      4,316            8,434            10,478
Administrative services fees                                   2,441            4,449             4,871
Plan administrative services fees
  Class R2                                                         9                9                 9
  Class R3                                                         9                9                 9
  Class R4                                                         9                9                 9
  Class Y                                                     12,949           25,302            31,435
Custodian fees                                                 5,074            6,299             5,627
Printing and postage                                          11,125           11,190            10,802
Registration fees                                             21,485           19,119            20,942
Professional fees                                             21,270           21,290            21,290
Other                                                          2,619            2,873             2,787
-------------------------------------------------------------------------------------------------------
Total expenses                                                94,021          118,586           122,379
  Expenses waived/reimbursed by the Investment Manager
    and its affiliates                                       (65,827)         (68,664)          (71,404)
  Earnings credits on cash balances                               --               (1)               --
-------------------------------------------------------------------------------------------------------
Total net expenses                                            28,194           49,921            50,975
-------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              327,749          538,265           581,722
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                    (3,819,411)      (5,339,369)       (6,718,522)
  Capital gain distributions from underlying affiliated
    funds                                                    156,243          327,985           386,300
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments        (3,663,168)      (5,011,384)       (6,332,222)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                    (820,046)      (4,230,537)       (5,161,476)
-------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (4,483,214)      (9,241,921)      (11,493,698)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $(4,155,465)     $(8,703,656)     $(10,911,976)
-------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  85

STATEMENTS OF OPERATIONS (continued) -------------------------------------------





                                                          RIVERSOURCE       RIVERSOURCE      RIVERSOURCE
                                                          RETIREMENT        RETIREMENT        RETIREMENT
                                                           PLUS 2025         PLUS 2030        PLUS 2035
YEAR ENDED APRIL 30, 2009                                    FUND              FUND              FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds  $    604,797      $    587,849      $   391,677
--------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                       5,737             8,216            3,286
  Class R2                                                         20                21               17
  Class R3                                                          9                10                9
Transfer agency fees
  Class A                                                       5,389             4,972            3,377
  Class R2                                                          2                 2                2
  Class R3                                                          2                 2                2
  Class R4                                                          2                 2                2
  Class R5                                                          2                 2                2
  Class Y                                                      11,708            10,853            7,481
Administrative services fees                                    5,145             5,001            3,258
Plan administrative services fees
  Class R2                                                         10                11                9
  Class R3                                                          9                10                9
  Class R4                                                          9                 9                9
  Class Y                                                      35,125            32,559           22,444
Custodian fees                                                  5,777             5,798            5,936
Printing and postage                                           11,529            11,724            8,506
Registration fees                                              19,124            24,195           19,750
Professional fees                                              21,195            21,290           21,290
Other                                                           2,879             2,840            2,880
--------------------------------------------------------------------------------------------------------
Total expenses                                                123,673           127,517           98,269
  Expenses waived/reimbursed by the Investment Manager
    and its affiliates                                        (72,530)          (75,595)         (66,310)
--------------------------------------------------------------------------------------------------------
Total net expenses                                             51,143            51,922           31,959
--------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               553,654           535,927          359,718
--------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                     (5,887,367)       (5,153,711)      (3,156,741)
  Capital gain distributions from underlying affiliated
    funds                                                     413,576           394,335          268,207
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments         (5,473,791)       (4,759,376)      (2,888,534)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                   (7,143,483)       (7,056,338)      (4,914,385)
--------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (12,617,274)      (11,815,714)      (7,802,919)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $(12,063,620)     $(11,279,787)     $(7,443,201)
--------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
86  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                                     RIVERSOURCE      RIVERSOURCE
                                                                      RETIREMENT       RETIREMENT
                                                                      PLUS 2040        PLUS 2045
YEAR ENDED APRIL 30, 2009                                                FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds              $   243,891      $   209,520
-------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                                  3,151            2,870
  Class R2                                                                    18               17
  Class R3                                                                    11                9
Transfer agency fees
  Class A                                                                  4,640            4,659
  Class R2                                                                     2                2
  Class R3                                                                     2                2
  Class R4                                                                     2                2
  Class R5                                                                     2                2
  Class Y                                                                  4,491            3,735
Administrative services fees                                               2,051            1,726
Plan administrative services fees
  Class R2                                                                     9                9
  Class R3                                                                    11                9
  Class R4                                                                     9                9
  Class Y                                                                 13,473           11,205
Custodian fees                                                             5,970            5,927
Printing and postage                                                       9,490           10,285
Registration fees                                                         20,478           22,740
Professional fees                                                         21,290           21,480
Other                                                                      2,953            2,950
-------------------------------------------------------------------------------------------------
Total expenses                                                            88,053           87,638
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                           (67,127)         (69,800)
-------------------------------------------------------------------------------------------------
Total net expenses                                                        20,926           17,838
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          222,965          191,682
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                                (2,003,149)      (1,817,945)
  Capital gain distributions from underlying affiliated funds            164,721          146,680
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments                    (1,838,428)      (1,671,265)
Net change in unrealized appreciation (depreciation) on affiliated
  investments                                                         (2,908,402)      (2,206,108)
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        (4,746,830)      (3,877,373)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $(4,523,865)     $(3,685,691)
-------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  87

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                      RIVERSOURCE                        RIVERSOURCE
                                               RETIREMENT PLUS 2010 FUND          RETIREMENT PLUS 2015 FUND
YEAR ENDED APRIL 30,                             2009             2008              2009              2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $   327,749      $    399,000      $    538,265      $   491,530
Net realized gain (loss) on affiliated
  investments                                 (3,663,168)          270,160        (5,011,384)         888,330
Net change in unrealized appreciation
  (depreciation) on affiliated investments      (820,046)       (1,407,677)       (4,230,537)      (2,374,248)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (4,155,465)         (738,517)       (8,703,656)        (994,388)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                      (80,715)          (68,096)          (28,275)        (102,139)
    Class R2                                         (75)             (140)              (11)            (115)
    Class R3                                         (84)             (152)              (21)            (127)
    Class R4                                         (93)             (164)              (31)            (140)
    Class R5                                         (93)             (164)              (29)            (143)
    Class Y                                     (193,768)         (500,117)         (100,139)        (648,363)
  Net realized gain
    Class A                                           --          (124,866)               --         (188,205)
    Class R2                                          --              (263)               --             (248)
    Class R3                                          --              (263)               --             (248)
    Class R4                                          --              (263)               --             (248)
    Class R5                                          --              (263)               --             (248)
    Class Y                                           --          (835,790)               --       (1,170,241)
  Tax return of capital
    Class A                                           --           (40,374)               --          (31,914)
    Class R2                                          --               (85)               --              (42)
    Class R3                                          --               (85)               --              (42)
    Class R4                                          --               (85)               --              (42)
    Class R5                                          --               (85)               --              (42)
    Class Y                                           --          (270,243)               --         (198,443)
-------------------------------------------------------------------------------------------------------------
Total distributions                             (274,828)       (1,841,498)         (128,506)      (2,340,990)
-------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                               1,534,404         4,302,881         2,542,003        5,239,617
  Class Y shares                               1,715,747         6,236,708         3,132,790        4,271,040
Reinvestment of distributions at net asset
  value
  Class A shares                                  71,211           232,746            26,656          320,709
  Class Y shares                                 193,510         1,585,670           100,139        1,999,571
Payments for redemptions
  Class A shares                              (1,118,823)         (983,446)       (1,939,992)        (452,613)
  Class Y shares                              (6,462,954)      (10,103,635)       (6,853,989)      (4,266,890)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                          (4,066,905)        1,270,924        (2,992,393)       7,111,434
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       (8,497,198)       (1,309,091)      (11,824,555)       3,776,056
Net assets at beginning of year               16,309,653        17,618,744        29,690,039       25,913,983
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 7,812,455      $ 16,309,653      $ 17,865,484      $29,690,039
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $    57,931      $         --      $    420,887      $        --
-------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
88  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                       RIVERSOURCE                        RIVERSOURCE
                                                RETIREMENT PLUS 2020 FUND          RETIREMENT PLUS 2025 FUND
YEAR ENDED APRIL 30,                             2009              2008              2009              2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $    581,722      $    523,060      $    553,654      $   401,930
Net realized gain (loss) on affiliated
  investments                                  (6,332,222)        1,338,972        (5,473,791)       1,560,300
Net change in unrealized appreciation
  (depreciation) on affiliated investments     (5,161,476)       (3,867,127)       (7,143,483)      (3,676,519)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (10,911,976)       (2,005,095)      (12,063,620)      (1,714,289)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                       (54,011)          (77,279)               --          (49,968)
    Class R2                                          (40)             (100)               --              (95)
    Class R3                                          (49)             (113)               --             (108)
    Class R4                                          (60)             (126)               --             (120)
    Class R5                                          (57)             (129)               --             (124)
    Class Y                                      (300,810)         (881,165)               --         (782,408)
  Net realized gain
    Class A                                            --          (156,895)               --         (120,134)
    Class R2                                           --              (240)               --             (267)
    Class R3                                           --              (240)               --             (267)
    Class R4                                           --              (240)               --             (267)
    Class R5                                           --              (240)               --             (267)
    Class Y                                            --        (1,711,624)               --       (1,759,997)
  Tax return of capital
    Class A                                            --           (64,591)               --          (21,714)
    Class R2                                           --               (99)               --              (48)
    Class R3                                           --               (99)               --              (48)
    Class R4                                           --               (99)               --              (48)
    Class R5                                           --               (99)               --              (48)
    Class Y                                            --          (704,638)               --         (318,109)
--------------------------------------------------------------------------------------------------------------
Total distributions                              (355,027)       (3,598,016)               --       (3,054,037)
--------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                2,414,781         2,150,190           914,451        1,579,204
  Class R2 shares                                   5,840                --            12,089               --
  Class Y shares                                4,141,075         6,383,313         4,017,583        3,711,040
Reinvestment of distributions at net asset
  value
  Class A shares                                   52,938           295,049                --          191,423
  Class Y shares                                  300,810         3,278,489                --        2,842,826
Payments for redemptions
  Class A shares                                 (621,299)         (482,783)         (288,424)        (429,718)
  Class Y shares                               (8,316,638)      (12,812,150)       (6,946,291)      (6,155,533)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           (2,022,493)       (1,187,892)       (2,290,592)       1,739,242
--------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       (13,289,496)       (6,791,003)      (14,354,212)      (3,029,084)
Net assets at beginning of year                31,864,419        38,655,422        35,130,103       38,159,187
--------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 18,574,923      $ 31,864,419      $ 20,775,891      $35,130,103
--------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $    239,557      $         --      $    569,313      $        --
--------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  89

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------





                                                       RIVERSOURCE                        RIVERSOURCE
                                                RETIREMENT PLUS 2030 FUND          RETIREMENT PLUS 2035 FUND
YEAR ENDED APRIL 30,                             2009              2008              2009             2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $    535,927      $    412,531      $   359,718      $   235,628
Net realized gain (loss) on affiliated
  investments                                  (4,759,376)        1,267,549       (2,888,534)         890,512
Net change in unrealized appreciation
  (depreciation) on affiliated investments     (7,056,338)       (3,667,204)      (4,914,385)      (2,131,442)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (11,279,787)       (1,987,124)      (7,443,201)      (1,005,302)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                        (4,663)          (58,271)          (1,239)         (28,487)
    Class R2                                           (1)              (95)              --              (96)
    Class R3                                          (10)             (104)              (7)            (108)
    Class R4                                          (21)             (121)             (17)            (121)
    Class R5                                          (18)             (124)             (14)            (124)
    Class Y                                       (72,783)         (798,541)         (35,734)        (458,597)
  Net realized gain
    Class A                                            --          (119,838)              --          (76,342)
    Class R2                                           --              (235)              --             (300)
    Class R3                                           --              (235)              --             (300)
    Class R4                                           --              (235)              --             (300)
    Class R5                                           --              (235)              --             (300)
    Class Y                                            --        (1,582,887)              --       (1,159,348)
  Tax return of capital
    Class A                                            --           (35,594)              --           (6,332)
    Class R2                                           --               (70)              --              (25)
    Class R3                                           --               (70)              --              (25)
    Class R4                                           --               (70)              --              (25)
    Class R5                                           --               (70)              --              (25)
    Class Y                                            --          (470,152)              --          (96,159)
-------------------------------------------------------------------------------------------------------------
Total distributions                               (77,496)       (3,066,947)         (37,011)      (1,827,014)
-------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                3,240,071         2,214,857          552,952        1,045,799
  Class R2 shares                                   3,598                --               --               --
  Class R3 shares                                  14,211                --               --               --
  Class Y shares                                4,103,650         6,974,008        3,991,855        4,660,796
Reinvestment of distributions at net asset
  value
  Class A shares                                    4,587           212,125            1,220          110,836
  Class Y shares                                   72,783         2,834,261           35,734        1,696,050
Payments for redemptions
  Class A shares                                 (330,647)         (281,786)        (202,507)        (309,782)
  Class R3 shares                                 (12,907)               --               --               --
  Class Y shares                               (5,055,885)      (10,846,202)      (3,887,609)      (4,279,663)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                            2,039,461         1,107,263          491,645        2,924,036
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        (9,317,822)       (3,946,808)      (6,988,567)          91,720
Net assets at beginning of year                32,112,016        36,058,824       21,392,803       21,301,083
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 22,794,194      $ 32,112,016      $14,404,236      $21,392,803
-------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income                $    473,572      $         (1)     $   332,904      $        --
-------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
90  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                      RIVERSOURCE                        RIVERSOURCE
                                               RETIREMENT PLUS 2040 FUND          RETIREMENT PLUS 2045 FUND
YEAR ENDED APRIL 30,                             2009             2008              2009             2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $   222,965      $    292,218      $   191,682      $    98,694
Net realized gain (loss) on affiliated
  investments                                 (1,838,428)          680,743       (1,671,265)         314,382
Net change in unrealized appreciation
  (depreciation) on affiliated investments    (2,908,402)       (2,860,182)      (2,206,108)        (801,662)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (4,523,865)       (1,887,221)      (3,685,691)        (388,586)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                      (26,681)          (22,210)         (11,866)         (21,170)
    Class R2                                         (63)              (96)             (28)             (95)
    Class R3                                         (73)             (109)             (38)            (107)
    Class R4                                         (83)             (122)             (48)            (120)
    Class R5                                         (80)             (125)             (45)            (123)
    Class Y                                     (188,618)         (595,051)         (88,786)        (180,855)
  Net realized gain
    Class A                                           --           (48,873)              --          (56,818)
    Class R2                                          --              (254)              --             (312)
    Class R3                                          --              (254)              --             (312)
    Class R4                                          --              (254)              --             (312)
    Class R5                                          --              (254)              --             (312)
    Class Y                                           --        (1,264,851)              --         (467,580)
  Tax return of capital
    Class A                                           --           (25,334)              --           (4,145)
    Class R2                                          --              (132)              --              (15)
    Class R3                                          --              (132)              --              (15)
    Class R4                                          --              (132)              --              (15)
    Class R5                                          --              (132)              --              (15)
    Class Y                                           --          (655,673)              --          (29,736)
------------------------------------------------------------------------------------------------------------
Total distributions                             (215,598)       (2,613,988)        (100,811)        (762,057)
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                 548,419         1,136,583          574,106          950,854
  Class R2 shares                                  5,227                --               --               --
  Class R3 shares                                 15,725                --               --               --
  Class Y shares                               3,425,309         6,155,295        4,457,323        5,858,038
Reinvestment of distributions at net asset
  value
  Class A shares                                  26,105            95,882           11,553           80,553
  Class Y shares                                 188,618         2,494,906           88,786          659,957
Payments for redemptions
  Class A shares                                (180,719)          (59,454)        (155,865)        (102,114)
  Class Y shares                              (2,783,300)      (18,605,109)      (2,472,613)      (2,663,576)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           1,245,384        (8,781,897)       2,503,290        4,783,712
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       (3,494,079)      (13,283,106)      (1,283,212)       3,633,069
Net assets at beginning of year               13,309,257        26,592,363       10,297,812        6,664,743
------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 9,815,178      $ 13,309,257      $ 9,014,600      $10,297,812
------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $    13,820      $         --      $    96,323      $        --
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  91

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

RiverSource Retirement Plus 2010 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.51          $10.91           $9.64
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .20(c)          .22(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (2.62)           (.55)           1.44
------------------------------------------------------------------------
Total from investment
 operations                        (2.42)           (.33)           1.64
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.17)           (.33)           (.32)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.17)          (1.07)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.92           $9.51          $10.91
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $3              $4              $1
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .89%            .84%           1.37%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .36%            .37%            .48%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.59%           2.20%           2.04%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return(i)                  (25.49%)         (3.29%)         17.27%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.90          $10.68
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .22(c)          .18
Net gains (losses) (both
 realized and
 unrealized)                       (2.62)           (.56)            .39
------------------------------------------------------------------------
Total from investment
 operations                        (2.44)           (.34)            .57
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.16)           (.30)           (.30)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.16)          (1.04)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.92           $9.52          $10.90
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.31%           1.18%           1.64%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .58%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.32%           2.09%           3.06%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.70%)         (3.35%)          5.55%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
92  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.90          $10.68
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .20(c)          .24(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (2.62)           (.55)            .39
------------------------------------------------------------------------
Total from investment
 operations                        (2.42)           (.31)            .58
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.18)           (.33)           (.31)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.18)          (1.07)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.92           $9.52          $10.90
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.05%            .93%           1.36%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .33%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.57%           2.34%           3.31%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.50%)         (3.11%)          5.62%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.90          $10.68
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .22(c)          .27(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (2.61)           (.56)            .38
------------------------------------------------------------------------
Total from investment
 operations                        (2.39)           (.29)            .59
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.20)           (.35)           (.32)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.20)          (1.09)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.93           $9.52          $10.90
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .81%            .68%           1.13%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .08%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.82%           2.59%           3.56%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.21%)         (2.86%)          5.70%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  93

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.90          $10.68
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .22(c)          .27(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (2.61)           (.56)            .38
------------------------------------------------------------------------
Total from investment
 operations                        (2.39)           (.29)            .60
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.20)           (.35)           (.33)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.20)          (1.09)           (.38)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.93           $9.52          $10.90
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .56%            .42%            .89%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.87%           2.59%           3.81%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.21%)         (2.87%)          5.77%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.52          $10.91           $9.64
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .22(c)          .23(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (2.63)           (.54)           1.43
------------------------------------------------------------------------
Total from investment
 operations                        (2.41)           (.31)           1.66
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.18)           (.34)           (.34)
Distributions from
 realized gains                       --            (.56)           (.05)
Tax return of capital                 --            (.18)             --
------------------------------------------------------------------------
Total distributions                 (.18)          (1.08)           (.39)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.93           $9.52          $10.91
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $5             $12             $17
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .72%            .58%           1.08%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .21%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.72%           2.21%           2.45%(f)
------------------------------------------------------------------------
Portfolio turnover rate              55%             92%             80%
------------------------------------------------------------------------
Total return                     (25.35%)         (3.11%)         17.49%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
94  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2015 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.71          $11.03           $9.60
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .18(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.06)           (.59)           1.57
------------------------------------------------------------------------
Total from investment
 operations                        (2.88)           (.41)           1.78
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.04)           (.29)           (.30)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.04)           (.91)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.79           $9.71          $11.03
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $5              $6              $2
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .67%            .63%           1.69%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .36%            .38%            .45%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.35%           1.76%           1.85%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return(i)                  (29.67%)         (3.93%)         18.79%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.72          $11.02          $10.75
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .18(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.06)           (.61)            .42
------------------------------------------------------------------------
Total from investment
 operations                        (2.90)           (.43)            .63
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.02)           (.25)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.02)           (.87)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.80           $9.72          $11.02
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.08%           1.04%           1.34%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .58%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.07%           1.67%           2.57%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.80%)         (4.14%)          6.05%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  95

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.73          $11.03          $10.75
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .20(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.06)           (.60)            .42
------------------------------------------------------------------------
Total from investment
 operations                        (2.88)           (.40)            .64
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.05)           (.28)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.05)           (.90)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.80           $9.73          $11.03
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .84%            .80%           1.07%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .33%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.32%           1.93%           2.81%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.65%)         (3.89%)          6.15%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.74          $11.04          $10.75
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .20(c)          .23(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (3.07)           (.61)            .42
------------------------------------------------------------------------
Total from investment
 operations                        (2.87)           (.38)            .65
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.07)           (.30)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.07)           (.92)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.80           $9.74          $11.04
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .59%            .54%            .83%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .08%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.57%           2.19%           3.06%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.49%)         (3.63%)          6.26%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.



--------------------------------------------------------------------------------
96  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.74          $11.05          $10.75
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .20(c)          .23(c)          .24
Net gains (losses) (both
 realized and
 unrealized)                       (3.07)           (.61)            .42
------------------------------------------------------------------------
Total from investment
 operations                        (2.87)           (.38)            .66
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.06)           (.31)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.06)           (.93)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.81           $9.74          $11.05
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .34%            .29%            .59%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.62%           2.18%           3.31%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.45%)         (3.66%)          6.36%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.73          $11.05           $9.60
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .19(c)          .19(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (3.06)           (.59)           1.58
------------------------------------------------------------------------
Total from investment
 operations                        (2.87)           (.40)           1.81
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.05)           (.30)           (.31)
Distributions from
 realized gains                       --            (.53)           (.05)
Tax return of capital                 --            (.09)             --
------------------------------------------------------------------------
Total distributions                 (.05)           (.92)           (.36)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.81           $9.73          $11.05
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $13             $23             $24
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .49%            .45%           1.01%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .21%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.44%           1.80%           2.01%(f)
------------------------------------------------------------------------
Portfolio turnover rate              53%             47%             48%
------------------------------------------------------------------------
Total return                     (29.53%)         (3.86%)         19.08%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2009 were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  97

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Retirement Plus 2020 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.61          $11.07           $9.57
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .14(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.35)           (.61)           1.67
------------------------------------------------------------------------
Total from investment
 operations                        (3.18)           (.47)           1.87
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.10)           (.26)           (.31)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.10)           (.99)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.33           $9.61          $11.07
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $4              $3              $2
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .70%            .57%           1.04%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .41%            .49%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.45%           1.33%           1.13%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return(i)                  (33.08%)         (4.58%)         19.76%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.07          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .14(c)          .13(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.34)           (.61)            .48
------------------------------------------------------------------------
Total from investment
 operations                        (3.20)           (.48)            .67
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.09)           (.22)           (.31)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.09)           (.95)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.35           $9.64          $11.07
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.03%            .98%           1.23%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .59%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.88%           1.26%           2.33%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (33.25%)         (4.65%)          6.47%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
98  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.65          $11.08          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .16(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.36)           (.62)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.19)           (.46)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.11)           (.24)           (.32)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.11)           (.97)           (.38)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.35           $9.65          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .79%            .73%            .96%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .32%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.26%           1.51%           2.59%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (33.09%)         (4.40%)          6.58%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.66          $11.09          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .19(c)          .19(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.37)           (.62)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.18)           (.43)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.13)           (.27)           (.32)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.13)          (1.00)           (.38)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.35           $9.66          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .54%            .48%            .72%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.51%           1.77%           2.84%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (32.94%)         (4.14%)          6.68%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  99

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.66          $11.10          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .19(c)          .19(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.37)           (.62)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.18)           (.43)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.12)           (.28)           (.32)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.12)          (1.01)           (.38)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.36           $9.66          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .29%            .22%            .48%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.55%           1.77%           3.09%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (32.90%)         (4.17%)          6.78%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.65          $11.09           $9.57
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .15(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.36)           (.59)           1.68
------------------------------------------------------------------------
Total from investment
 operations                        (3.18)           (.44)           1.89
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.11)           (.27)           (.31)
Distributions from
 realized gains                       --            (.52)           (.06)
Tax return of capital                 --            (.21)             --
------------------------------------------------------------------------
Total distributions                 (.11)          (1.00)           (.37)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.36           $9.65          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $15             $29             $37
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .47%            .38%            .75%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .22%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.37%           1.39%           1.62%(f)
------------------------------------------------------------------------
Portfolio turnover rate              52%             50%             40%
------------------------------------------------------------------------
Total return                     (32.98%)         (4.28%)         20.03%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
100  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2025 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.65          $11.08           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .10(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.62)           1.63
------------------------------------------------------------------------
Total from investment
 operations                        (3.39)           (.52)           1.85
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.23)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.91)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.26           $9.65          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $2              $3              $2
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .74%            .61%           1.39%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .42%            .48%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.10%           1.00%           1.42%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return(i)                  (35.13%)         (4.93%)         19.53%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.68          $11.09          $10.74
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .11(c)          .11(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.52)           (.64)            .47
------------------------------------------------------------------------
Total from investment
 operations                        (3.41)           (.53)            .68
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.20)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.88)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.27           $9.68          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .91%            .97%           1.27%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .60%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.56%           1.02%           2.22%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (35.23%)         (5.03%)          6.52%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  101

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.68          $11.10          $10.74
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .14(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.65)            .47
------------------------------------------------------------------------
Total from investment
 operations                        (3.39)           (.51)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.23)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.91)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.29           $9.68          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .79%            .73%           1.00%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .32%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.08%           1.28%           2.46%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (35.02%)         (4.88%)          6.63%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.69          $11.11          $10.74
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .16(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.64)            .47
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.48)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.26)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.94)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.69          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .54%            .48%            .76%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.33%           1.54%           2.71%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (34.88%)         (4.63%)          6.73%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
102  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.69          $11.12          $10.74
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .16(c)          .24
Net gains (losses) (both
 realized and
 unrealized)                       (3.56)           (.65)            .47
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.49)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.26)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.94)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.69          $11.12
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .29%            .23%            .52%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.37%           1.54%           2.96%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (34.88%)         (4.65%)          6.83%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.68          $11.11           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                            .16(c)            .12(c)          .23
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.62)           1.65
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.50)           1.88
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.25)           (.32)
Distributions from
 realized gains                       --            (.58)           (.01)
Tax return of capital                 --            (.10)             --
------------------------------------------------------------------------
Total distributions                   --            (.93)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.30           $9.68          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $18             $32             $37
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .45%            .40%            .89%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .22%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.15%           1.11%           1.50%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             41%             37%
------------------------------------------------------------------------
Total return                     (34.92%)         (4.77%)         19.87%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  103

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Retirement Plus 2030 Fund


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.71          $11.13           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .12(c)          .13(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.53)           (.65)           1.71
------------------------------------------------------------------------
Total from investment
 operations                        (3.41)           (.52)           1.91
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.01)           (.24)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.01)           (.90)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.29           $9.71          $11.13
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $5              $3              $1
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .69%            .59%           1.37%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .42%            .49%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.72%           1.23%           1.47%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return(i)                  (35.09%)         (4.91%)         20.16%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.73          $11.12          $10.78
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .11(c)          .11(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.64)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.43)           (.53)            .68
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.00)(d)        (.20)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.00)(d)        (.86)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.30           $9.73          $11.12
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(e),(f)                  1.09%           1.00%           1.34%(g)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(f),(h),(i)               .61%            .58%            .88%(g)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.51%           1.02%           2.23%(g)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (35.23%)         (5.01%)          6.51%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
104  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.75          $11.13          $10.78
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .13(c)          .11(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.61)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.42)           (.50)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.02)           (.22)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.02)           (.88)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.75          $11.13
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .83%            .77%           1.07%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .35%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.77%           1.05%           2.48%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (35.06%)         (4.74%)          6.61%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.75          $11.14          $10.78
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .16(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.57)           (.63)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.47)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.05)           (.26)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.05)           (.92)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.30           $9.75          $11.14
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .58%            .50%            .83%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.35%           1.53%           2.73%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (34.92%)         (4.50%)          6.71%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  105

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.75          $11.15          $10.78
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .16(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.58)           (.64)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.48)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.04)           (.26)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.04)           (.92)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.75          $11.15
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .33%            .24%            .59%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.39%           1.53%           2.98%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (34.89%)         (4.53%)          6.81%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.74          $11.15           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .12(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.56)           (.62)           1.72
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.50)           1.93
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.03)           (.25)           (.32)
Distributions from
 realized gains                       --            (.51)           (.02)
Tax return of capital                 --            (.15)             --
------------------------------------------------------------------------
Total distributions                 (.03)           (.91)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.31           $9.74          $11.15
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $18             $29             $35
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .48%            .39%            .86%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .22%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.20%           1.15%           1.52%(f)
------------------------------------------------------------------------
Portfolio turnover rate              47%             50%             32%
------------------------------------------------------------------------
Total return                     (34.96%)         (4.73%)         20.41%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
106  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2035 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.61          $11.06           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .11(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.62)           1.63
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.51)           1.82
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.01)           (.24)           (.31)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.01)           (.94)           (.32)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.22           $9.61          $11.06
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $1              $2              $1
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .88%            .78%           2.95%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .39%            .43%            .49%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.21%           1.07%           1.01%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return(g)                  (35.21%)         (4.93%)         19.27%(h)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.63          $11.06          $10.71
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .13(c)          .11(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.53)           (.64)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.53)            .68
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                    --            (.20)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                   --            (.90)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.23           $9.63          $11.06
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)           1.16%           1.11%           1.62%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .57%            .58%            .88%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.84%           1.03%           2.23%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (35.31%)         (5.05%)          6.56%(g)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  107

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.07          $10.71
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .14(c)          .20
Net gains (losses) (both
 realized and
 unrealized)                       (3.53)           (.64)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.50)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.02)           (.23)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.02)           (.93)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.24           $9.64          $11.07
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .91%            .87%           1.35%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .32%            .33%            .63%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.09%           1.29%           2.48%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (35.11%)         (4.80%)          6.66%(g)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.65          $11.08          $10.71
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .16(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.63)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.37)           (.47)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.04)           (.26)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.04)           (.96)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.24           $9.65          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .65%            .61%           1.11%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .07%            .08%            .38%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.34%           1.55%           2.73%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (34.96%)         (4.55%)          6.76%(g)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
108  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.09          $10.71
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .16(c)          .22
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.65)            .49
------------------------------------------------------------------------
Total from investment
 operations                        (3.37)           (.49)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.03)           (.26)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.03)           (.96)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.24           $9.64          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .40%            .35%            .87%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .03%            .08%            .13%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.38%           1.54%           2.97%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (34.96%)         (4.67%)          6.87%(g)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.08           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .12(c)          .21
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.61)           1.64
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.49)           1.85
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.02)           (.25)           (.32)
Distributions from
 realized gains                       --            (.65)           (.01)
Tax return of capital                 --            (.05)             --
------------------------------------------------------------------------
Total distributions                 (.02)           (.95)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.24           $9.64          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $13             $20             $20
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d)            .58%            .52%           1.21%(e)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(f)                   .18%            .22%            .22%(e)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.20%           1.11%           1.55%(e)
------------------------------------------------------------------------
Portfolio turnover rate              48%             44%             38%
------------------------------------------------------------------------
Total return                     (35.09%)         (4.69%)         19.58%(g)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  109

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Retirement Plus 2040 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.51          $11.11           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .10(c)          .15
Net gains (losses) (both
 realized and
 unrealized)                       (3.47)           (.62)           1.74
------------------------------------------------------------------------
Total from investment
 operations                        (3.32)           (.52)           1.89
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.15)           (.25)           (.31)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.15)          (1.08)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.04           $9.51          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $1              $1             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.23%            .93%           1.53%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .43%            .49%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.08%            .99%           1.10%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return(i)                  (34.95%)         (5.01%)         19.99%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.54          $11.10          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .12(c)          .11(c)          .14
Net gains (losses) (both
 realized and
 unrealized)                       (3.46)           (.63)            .54
------------------------------------------------------------------------
Total from investment
 operations                        (3.34)           (.52)            .68
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.14)           (.21)           (.32)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.14)          (1.04)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.54          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.38%           1.09%           1.24%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .59%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.71%           1.07%           2.24%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (35.07%)         (5.01%)          6.48%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
110  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.55          $11.11          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .12(c)          .14(c)          .15
Net gains (losses) (both
 realized and
 unrealized)                       (3.45)           (.63)            .54
------------------------------------------------------------------------
Total from investment
 operations                        (3.33)           (.49)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.16)           (.24)           (.32)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.16)          (1.07)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.55          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.14%            .85%            .98%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .36%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.73%           1.33%           2.49%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (34.91%)         (4.76%)          6.59%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.56          $11.12          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .17(c)          .16
Net gains (losses) (both
 realized and
 unrealized)                       (3.49)           (.64)            .54
------------------------------------------------------------------------
Total from investment
 operations                        (3.32)           (.47)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.18)           (.26)           (.32)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.18)          (1.09)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.56          $11.12
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .87%            .59%            .74%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.37%           1.59%           2.74%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (34.76%)         (4.51%)          6.69%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  111

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.55          $11.13          $10.77
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .17(c)          .17
Net gains (losses) (both
 realized and
 unrealized)                       (3.49)           (.65)            .54
------------------------------------------------------------------------
Total from investment
 operations                        (3.32)           (.48)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.17)           (.27)           (.32)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.17)          (1.10)           (.35)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.55          $11.13
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .62%            .34%            .50%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.41%           1.58%           2.99%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (34.76%)         (4.63%)          6.79%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.55          $11.13           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .13(c)          .16
Net gains (losses) (both
 realized and
 unrealized)                       (3.49)           (.62)           1.75
------------------------------------------------------------------------
Total from investment
 operations                        (3.33)           (.49)           1.91
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.16)           (.26)           (.31)
Distributions from
 realized gains                       --            (.55)           (.03)
Tax return of capital                 --            (.28)             --
------------------------------------------------------------------------
Total distributions                 (.16)          (1.09)           (.34)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.06           $9.55          $11.13
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $9             $12             $26
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .80%            .46%            .79%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .22%            .22%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.18%           1.20%           1.53%(f)
------------------------------------------------------------------------
Portfolio turnover rate              50%             52%             33%
------------------------------------------------------------------------
Total return                     (34.93%)         (4.74%)         20.26%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
112  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2045 Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.64          $11.10           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .12(c)          .17
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.64)           1.69
------------------------------------------------------------------------
Total from investment
 operations                        (3.40)           (.52)           1.86
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.07)           (.24)           (.31)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.07)           (.94)           (.32)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.17           $9.64          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $1              $1             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.41%           1.37%           4.82%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .39%            .43%            .49%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.11%           1.20%           1.28%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return(i)                  (35.26%)         (4.93%)         19.63%(j)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.66          $11.08          $10.73
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .14(c)          .12(c)          .15
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.64)            .52
------------------------------------------------------------------------
Total from investment
 operations                        (3.41)           (.52)            .67
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.06)           (.20)           (.31)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.06)           (.90)           (.32)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.66          $11.08
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.52%           1.51%           2.74%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .57%            .58%            .88%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            1.85%           1.03%           2.19%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (35.32%)         (4.93%)          6.48%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  113

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.66          $11.09          $10.73
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .15(c)          .14(c)          .17
Net gains (losses) (both
 realized and
 unrealized)                       (3.54)           (.64)            .52
------------------------------------------------------------------------
Total from investment
 operations                        (3.39)           (.50)            .69
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.08)           (.23)           (.32)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.08)           (.93)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.66          $11.09
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.27%           1.27%           2.47%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .32%            .33%            .63%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.10%           1.29%           2.44%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (35.10%)         (4.78%)          6.58%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.67          $11.10          $10.73
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .17(c)          .17(c)          .18
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.64)            .52
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.47)            .70
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.10)           (.26)           (.32)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.10)           (.96)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.67          $11.10
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                  1.02%           1.01%           2.23%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .07%            .08%            .38%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.35%           1.55%           2.69%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (34.94%)         (4.52%)          6.68%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
114  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.67          $11.11          $10.73
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .18(c)          .16(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.56)           (.63)            .52
------------------------------------------------------------------------
Total from investment
 operations                        (3.38)           (.47)            .71
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.10)           (.27)           (.32)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.10)           (.97)           (.33)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.67          $11.11
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                $--             $--             $--
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .77%            .75%           1.99%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .03%            .08%            .13%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.39%           1.55%           2.94%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (35.01%)         (4.55%)          6.78%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
April 30,                           2009            2008        2007(b)
Net asset value,
 beginning of period               $9.67          $11.12           $9.56
------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              .16(c)          .12(c)          .19
Net gains (losses) (both
 realized and
 unrealized)                       (3.55)           (.61)           1.69
------------------------------------------------------------------------
Total from investment
 operations                        (3.39)           (.49)           1.88
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.09)           (.26)           (.31)
Distributions from
 realized gains                       --            (.67)           (.01)
Tax return of capital                 --            (.03)             --
------------------------------------------------------------------------
Total distributions                 (.09)           (.96)           (.32)
------------------------------------------------------------------------
Net asset value, end of
 period                            $6.19           $9.67          $11.12
------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of
 period (in millions)                 $8              $9              $6
------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   .95%            .95%           3.01%(f)
------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(g),(h)               .18%            .21%            .23%(f)
------------------------------------------------------------------------
Net investment income
 (loss)                            2.23%           1.18%           1.59%(f)
------------------------------------------------------------------------
Portfolio turnover rate              51%             50%             57%
------------------------------------------------------------------------
Total return                     (35.12%)         (4.72%)         19.93%(i)
------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  115

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Series Trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds. Each Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

RiverSource Retirement Plus 2010 Fund (2010 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010. At April 30, 2009, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2015 Fund (2015 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015. At April 30, 2009, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2020 Fund (2020 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020. At April 30, 2009, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2025 Fund (2025 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025. At April 30, 2009, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2030 Fund (2030 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030. At April 30, 2009, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2035 Fund (2035 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035. At April 30, 2009, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2040 Fund (2040 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040. At April 30, 2009, the Investment Manager owned 100% of Class R4 and Class R5 shares.

RiverSource Retirement Plus 2045 Fund (2045 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045. At April 30, 2009, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

Each Fund offers Class A, Class R2, Class R3, Class R4, Class R5 and Class Y shares.

-  Class A shares are sold with a front-end sales charge.

- Class R2, Class R3, Class R4, Class R5 and Class Y shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
116  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



VALUATION OF INVESTMENTS
Effective May 1, 2008, each Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period. There was no impact to each Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Investments in Affiliated Funds.

Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short-term capital gains earned in the underlying affiliated funds, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

In the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                        UNDISTRIBUTED   ACCUMULATED       ADDITIONAL
                                                       NET INVESTMENT  NET REALIZED     PAID-IN-CAPITAL
FUND                                                       INCOME       GAIN (LOSS)  REDUCTION (INCREASE)
---------------------------------------------------------------------------------------------------------
2010 Fund                                                  $ 5,010       $ (5,010)            $--
2015 Fund                                                   11,128        (11,128)             --
2020 Fund                                                   12,862        (12,862)             --
2025 Fund                                                   15,659        (15,659)             --
2030 Fund                                                   15,142        (15,142)             --
2035 Fund                                                   10,197        (10,197)             --
2040 Fund                                                    6,453         (6,453)             --
2045 Fund                                                    5,452         (5,452)             --




--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  117

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The tax character of distributions paid for the years indicated is as follows:

                                                                   YEAR ENDED APRIL 30,
                                                       2009                                  2008
                                         ORDINARY    LONG-TERM   TAX RETURN   ORDINARY     LONG-TERM   TAX RETURN
FUND                                      INCOME   CAPITAL GAIN  OF CAPITAL    INCOME    CAPITAL GAIN  OF CAPITAL
-----------------------------------------------------------------------------------------------------------------
2010 Fund
    Class A                              $ 80,715       $--          $--     $  148,091   $   44,871    $ 40,374
    Class R2                                   75        --           --            308           95          85
    Class R3                                   84        --           --            320           95          85
    Class R4                                   93        --           --            332           95          85
    Class R5                                   93        --           --            332           95          85
    Class Y                               193,768        --           --      1,035,556      300,351     270,243
2015 Fund
    Class A                                28,275        --           --        194,733       95,611      31,914
    Class R2                                   11        --           --            237          126          42
    Class R3                                   21        --           --            249          126          42
    Class R4                                   31        --           --            262          126          42
    Class R5                                   29        --           --            265          126          42
    Class Y                               100,139        --           --      1,224,104      594,500     198,443
2020 Fund
    Class A                                54,011        --           --        156,830       77,344      64,591
    Class R2                                   40        --           --            222          118          99
    Class R3                                   49        --           --            235          118          99
    Class R4                                   60        --           --            248          118          99
    Class R5                                   57        --           --            251          118          99
    Class Y                               300,810        --           --      1,749,012      843,777     704,638
2025 Fund
    Class A                                    --        --           --         95,132       74,970      21,714
    Class R2                                   --        --           --            196          166          48
    Class R3                                   --        --           --            209          166          48
    Class R4                                   --        --           --            221          166          48
    Class R5                                   --        --           --            225          166          48
    Class Y                                    --        --           --      1,444,087    1,098,318     318,109
2030 Fund
    Class A                                 4,663        --           --        102,715       75,394      35,594
    Class R2                                    1        --           --            183          147          70
    Class R3                                   10        --           --            192          147          70
    Class R4                                   21        --           --            209          147          70
    Class R5                                   18        --           --            212          147          70
    Class Y                                72,783        --           --      1,385,606      995,822     470,152
2035 Fund
    Class A                                 1,239        --           --         53,292       51,537       6,332
    Class R2                                   --        --           --            194          202          25
    Class R3                                    7        --           --            206          202          25
    Class R4                                   17        --           --            219          202          25
    Class R5                                   14        --           --            222          202          25
    Class Y                                35,734        --           --        835,295      782,650      96,159
2040 Fund
    Class A                                26,681        --           --         43,995       27,088      25,334
    Class R2                                   63        --           --            209          141         132
    Class R3                                   73        --           --            222          141         132
    Class R4                                   83        --           --            235          141         132
    Class R5                                   80        --           --            238          141         132
    Class Y                               188,618        --           --      1,158,848      701,054     655,673


--------------------------------------------------------------------------------
118  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



                                                                   YEAR ENDED APRIL 30,
                                                       2009                                  2008
                                         ORDINARY    LONG-TERM   TAX RETURN   ORDINARY     LONG-TERM   TAX RETURN
FUND                                      INCOME   CAPITAL GAIN  OF CAPITAL    INCOME    CAPITAL GAIN  OF CAPITAL
-----------------------------------------------------------------------------------------------------------------
2045 Fund
    Class A                              $ 11,866       $--          $--     $   44,755   $   33,233    $  4,145
    Class R2                                   28        --           --            221          186          15
    Class R3                                   38        --           --            233          186          15
    Class R4                                   48        --           --            246          186          15
    Class R5                                   45        --           --            249          186          15
    Class Y                                88,786        --           --        372,776      275,659      29,736


At April 30, 2009, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                  UNDISTRIBUTED   UNDISTRIBUTED  ACCUMULATED    UNREALIZED
                                                     ORDINARY      ACCUMULATED     REALIZED    APPRECIATION
FUND                                                  INCOME     LONG-TERM GAIN      LOSS     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
2010 Fund                                            $ 57,931          $--       $(2,839,371)  $ (2,560,271)
2015 Fund                                             420,887           --        (3,165,812)    (7,545,166)
2020 Fund                                             239,557           --        (4,016,808)    (9,514,382)
2025 Fund                                             569,313           --        (3,000,254)   (11,733,054)
2030 Fund                                             473,573           --        (1,777,786)   (12,059,931)
2035 Fund                                             332,904           --          (900,438)    (8,116,954)
2040 Fund                                              13,820           --          (622,124)    (5,078,377)
2045 Fund                                              96,323           --          (301,915)    (4,147,421)


RECENT ACCOUNTING PRONOUNCEMENTS
Each Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Funds did not own nor were they a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within each Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for 2010 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund and 2045 Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  119

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS
Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid by the affiliated underlying funds in which the Funds invest.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee of $19.50 for Class A for this service. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4, Class R5 and Class Y shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, Class R2, Class R3, Class R4 and Class Y pay an annual fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is calculated at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares. The fee is calculated at a rate of 0.15% of each Fund's average daily net assets attributable to Class Y shares.

DISTRIBUTION FEES
Each Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A and Class R3 shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares.

SALES CHARGES
Sales charges received by the Distributor for distributing the Funds' shares for the year ended April 30, 2009 are as follows:

FUND                                                                           CLASS A
--------------------------------------------------------------------------------------
2010 Fund                                                                      $ 7,536
2015 Fund                                                                       17,354
2020 Fund                                                                       26,015
2025 Fund                                                                       21,208
2030 Fund                                                                       19,999
2035 Fund                                                                       14,670
2040 Fund                                                                       17,700
2045 Fund                                                                       16,697




--------------------------------------------------------------------------------
120  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds), were as follows:

FUND                                             CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
---------------------------------------------------------------------------------------------------------
2010 Fund                                          0.36%    0.58%     0.33%     0.08%     0.03%     0.18%
2015 Fund                                          0.36     0.58      0.33      0.08      0.03      0.18
2020 Fund                                          0.39     0.59      0.32      0.07      0.03      0.18
2025 Fund                                          0.39     0.60      0.32      0.07      0.03      0.18
2030 Fund                                          0.39     0.61      0.35      0.07      0.03      0.18
2035 Fund                                          0.39     0.57      0.32      0.07      0.03      0.18
2040 Fund                                          0.39     0.59      0.36      0.07      0.03      0.18
2045 Fund                                          0.39     0.57      0.32      0.07      0.03      0.18


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                             CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
---------------------------------------------------------------------------------------------------------
2010 Fund                                         $   --     $1        $1        $1        $1      $1,693
2015 Fund                                             --      1         1         1         1       3,311
2020 Fund                                            858      1         1         1         1       4,112
2025 Fund                                          2,159      1         1         1         1       4,597
2030 Fund                                            352      1         1         1         1       4,262
2035 Fund                                          1,527      1         1         1         1       2,938
2040 Fund                                          2,866      1         1         1         1       1,764
2045 Fund                                          3,043      1         1         1         1       1,468


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

FUND                                                         CLASS R2  CLASS R3  CLASS R4  CLASS Y
--------------------------------------------------------------------------------------------------
2010 Fund                                                       $7        $7        $7       $ 94
2015 Fund                                                        7         7         7        106
2020 Fund                                                        7         7         7         90
2025 Fund                                                        7         7         7        100
2030 Fund                                                        7         7         7        110
2035 Fund                                                        7         7         7        199
2040 Fund                                                        7         7         7        238
2045 Fund                                                        7         7         7        150


The waived/reimbursed fees and expenses for the administration services fees and other Fund level expenses waived were as follows:

FUND                                                                            AMOUNT
--------------------------------------------------------------------------------------
2010 Fund                                                                      $64,015
2015 Fund                                                                       65,222
2020 Fund                                                                       66,319
2025 Fund                                                                       65,649
2030 Fund                                                                       70,846
2035 Fund                                                                       61,621
2040 Fund                                                                       62,234
2045 Fund                                                                       65,114


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2010, unless sooner terminated at the discretion of the Board, such that net direct expenses (excluding fees and expenses of underlying funds), will not exceed the following percentage of each class average daily net assets:

CLASS                                                                         PERCENTAGE
----------------------------------------------------------------------------------------
Class A                                                                          0.39%
Class R2                                                                         0.78
Class R3                                                                         0.53
Class R4                                                                         0.28
Class R5                                                                         0.03
Class Y                                                                          0.18




--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  121

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


EARNINGS CREDITS AND CUSTODIAN FEES
During the year ended April 30, 2009, each Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

FUND                                                                           AMOUNT
-------------------------------------------------------------------------------------
2015 Fund                                                                        $1


Effective Dec. 15, 2008, each Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, each Fund had a custodian agreement with Ameriprise Trust Company, a subsidiary of Ameriprise Financial. For the period from May 1, 2008 through Dec. 15, 2008, the Funds did not pay any custodian fees directly to Ameriprise Trust Company.

3. SECURITIES TRANSACTIONS

For the year ended April 30, 2009, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                                 PURCHASES     PROCEEDS
--------------------------------------------------------------------------------------------
2010 Fund                                                           $ 6,716,943  $10,565,346
2015 Fund                                                            11,993,625   14,228,953
2020 Fund                                                            12,917,398   14,307,745
2025 Fund                                                            12,208,513   13,508,430
2030 Fund                                                            14,919,407   12,017,436
2035 Fund                                                             9,005,396    7,916,299
2040 Fund                                                             6,667,303    5,235,282
2045 Fund                                                             7,207,040    4,451,445


Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:


2010 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            188,228       9,846       (152,181)          45,893
Class Y                                            232,370      26,297       (890,369)        (631,702)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            429,460      23,732       (104,184)         349,008
Class Y                                            609,357     160,803     (1,021,141)        (250,981)
----------------------------------------------------------------------------------------------------------


2015 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            321,606       3,937       (256,425)          69,118
Class Y                                            446,332      14,748       (957,012)        (495,932)
----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
122  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            514,341      32,039        (43,975)         502,405
Class Y                                            414,609     199,558       (410,832)         203,335
----------------------------------------------------------------------------------------------------------


2020 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            332,395       8,337        (94,341)         246,391
Class R2                                               952          --             --              952
Class Y                                            572,368      47,149     (1,246,511)        (626,994)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            198,449      29,713        (48,544)         179,618
Class Y                                            608,500     329,166     (1,298,284)        (360,618)
----------------------------------------------------------------------------------------------------------


2025 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            128,844          --        (42,690)          86,154
Class R2                                             2,006          --             --            2,006
Class Y                                            608,203          --     (1,024,046)        (415,843)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            152,449      19,180        (43,313)         128,316
Class Y                                            360,208     283,998       (576,963)          67,243
----------------------------------------------------------------------------------------------------------




2030 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            489,686         721        (51,278)         439,129
Class R2                                               654          --             --              654
Class R3                                             1,918          --         (1,918)              --
Class Y                                            601,193      11,426       (734,140)        (121,521)
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            209,232      21,128        (27,581)         202,779
Class Y                                            659,968     281,456     (1,080,409)        (138,985)
----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  123

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


2035 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             76,874         194        (27,553)          49,515
Class Y                                            593,509       5,663       (561,414)          37,758
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            100,344      11,150        (30,130)          81,364
Class Y                                            452,487     170,286       (405,744)         217,029
----------------------------------------------------------------------------------------------------------


2040 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             77,264       4,279        (26,288)          55,255
Class R2                                               909          --             --              909
Class R3                                             2,711          --             --            2,711
Class Y                                            510,824      30,770       (375,542)         166,052
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                            110,516       9,744         (5,708)         114,552
Class Y                                            588,433     252,777     (1,950,468)      (1,109,258)
----------------------------------------------------------------------------------------------------------


2045 Fund
                                                                  YEAR ENDED APRIL 30, 2009
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             84,426       1,848        (24,988)          61,286
Class Y                                            653,654      14,183       (338,548)         329,289
----------------------------------------------------------------------------------------------------------


                                                                  YEAR ENDED APRIL 30, 2008
                                                              ISSUED FOR
                                                              REINVESTED                       NET
                                                     SOLD   DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------
Class A                                             91,524       8,080         (9,858)          89,746
Class Y                                            565,492      66,062       (255,153)         376,401
----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
124  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



5. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, capital loss carry-overs at April 30, 2009 that will expire in 2017 were as follows:

FUND                                                                          CARRY-OVER
----------------------------------------------------------------------------------------
2010 Fund                                                                      $428,181
2015 Fund                                                                       704,342
2020 Fund                                                                       502,050
2025 Fund                                                                       662,473
2030 Fund                                                                       623,604
2035 Fund                                                                       312,553
2040 Fund                                                                       370,260
2045 Fund                                                                        84,212


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, each Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and their fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At April 30, 2009, post-October losses that are treated for income tax purposes as occurring on May 1, 2009 were as follows:

FUND                                                                      POST-OCTOBER LOSS
-------------------------------------------------------------------------------------------
2010 Fund                                                                     $2,411,190
2015 Fund                                                                      2,461,470
2020 Fund                                                                      3,514,758
2025 Fund                                                                      2,337,781
2030 Fund                                                                      1,154,182
2035 Fund                                                                        587,885
2040 Fund                                                                        251,864
2045 Fund                                                                        217,703


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  125

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
126  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF RIVERSOURCE RETIREMENT PLUS 2010 FUND, RIVERSOURCE RETIREMENT PLUS 2015 FUND, RIVERSOURCE RETIREMENT PLUS 2020 FUND, RIVERSOURCE RETIREMENT PLUS 2025 FUND, RIVERSOURCE RETIREMENT PLUS 2030 FUND, RIVERSOURCE RETIREMENT PLUS 2035 FUND, RIVERSOURCE RETIREMENT PLUS 2040 FUND AND RIVERSOURCE RETIREMENT PLUS 2045 FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund (the Funds) (eight of the portfolios constituting the RiverSource Series Trust) as of April 30, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the period from May 18, 2006 (when shares became publicly available) to April 30, 2007, were audited by other auditors whose report dated June 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Series Trust at April 30, 2009, and the results of their operations for the year then ended and changes in their net assets and the financial highlights for each of two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
June 18, 2009


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  127

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Retirement Plus 2010 Fund
Fiscal year ended April 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     35.75%
    Dividends Received Deduction for corporations................     24.54%
    U.S. Government Obligations..................................      9.88%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Retirement Plus 2015 Fund
Fiscal year ended April 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................     46.03%
Dividends Received Deduction for corporations....................     31.08%
U.S. Government Obligations......................................      9.83%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Retirement Plus 2020 Fund
Fiscal year ended April 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................     56.35%
Dividends Received Deduction for corporations....................     34.11%
U.S. Government Obligations......................................     10.79%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Retirement Plus 2025 Fund
Fiscal year ended April 30, 2009

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Retirement Plus 2030 Fund
Fiscal year ended April 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................     63.51%
Dividends Received Deduction for corporations....................     37.40%
U.S. Government Obligations......................................     11.95%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
128  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2035 Fund
Fiscal year ended April 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................     63.80%
Dividends Received Deduction for corporations....................     37.91%
U.S. Government Obligations......................................     11.71%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Retirement Plus 2040 Fund
Fiscal year ended April 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................       100%
Dividends Received Deduction for corporations....................       100%
U.S. Government Obligations......................................     12.08%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Retirement Plus 2045 Fund
Fiscal year ended April 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................     64.17%
Dividends Received Deduction for corporations....................     38.94%
U.S. Government Obligations......................................     11.55%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.



--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  129

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 162 funds, which includes 104 RiverSource funds and 58 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1999                  Governor of Minnesota
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002
------------------------------------------------------------------------------------------------------------------------------

John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 67                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
130  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 48                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  2006                  LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 43                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 53
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 49                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 2009    Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company, RiverSource Service Corporation and Seligman
Age 58                                           Data Corp. since 2009; Chief Compliance Officer for
                                                 each of the Seligman funds since 2004 and all funds in
                                                 the RiverSource Family of Funds since 2009; Anti-Money
                                                 Laundering Prevention Officer and Identity Theft
                                                 Prevention Officer for each of the Seligman funds since
                                                 2008; Managing Director, J. & W. Seligman & Co.
                                                 Incorporated and Vice-President for each of the
                                                 Seligman funds, 2004-2008

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  131

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President-Compliance, Ameriprise Financial, Inc.
2934 Ameriprise Financial  Prevention Officer    since 2008; Anti-Money Laundering Officer, Ameriprise
Center                     since 2004            Financial, Inc. since 2004; Compliance Director,
Minneapolis, MN 55474                            Ameriprise Financial, Inc., 2004-2008
Age 45
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
132  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT ----------------------------------------------------------------------


RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the RiverSource Retirement Plus Series Funds (each, a "Series Fund" and collectively, the "Series Funds"). Under an investment management services agreement with respect to each Series Fund (each, an "IMS Agreement"), RiverSource Investments provides investment advice and other services to each of the Series Funds and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and each Series Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue each IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Series Funds' operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Series Funds. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Series Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each of the Series Funds. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the each of the Series Funds, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund; and (ii) a report detailing each Series Fund's performance over various periods, recent Series Fund inflows (and outflows) and a comparison of each Series Fund's net assets from December 2007 to December 2008. The Board observed that: (i) for RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund, the investment performance met expectations, and (ii) for RiverSource Retirement Plus 2010 Fund (2010 Fund), RiverSource Retirement Plus 2015 Fund (2015 Fund), RiverSource Retirement Plus 2020 Fund (2020 Fund), RiverSource Retirement Plus 2025 Fund (2025 Fund) and RiverSource Retirement Plus 2035 Fund, the investment performance reflected the interrelationship of exceptionally challenging market conditions with the investment strategies employed by the portfolio management team. Further, the Board noted that for 2010 Fund, 2015 Fund, 2020 Fund and 2025 Fund, appropriate measures have been taken to adjust the quantitative allocation processes in response to recent market conditions.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the Series Funds: The Board reviewed comparative fees and the costs of services to be provided under the

--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT  133

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT (continued) ----------------------------------------------------------



IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Series Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for the Funds are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the Funds, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board noted the rationale for according weight to each Series Fund's direct expenses, as opposed to its total expense ratios (i.e., direct expenses plus the expenses incurred by the underlying Funds in which each Series Fund invests). In this regard, the Board noted that the Series Fund's direct expenses were less than the median direct expenses of the Series Fund's peer group and that its direct expenses do not include any investment management service fees.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating each of the Series Funds, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Series Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the Series Funds' do not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Series Funds.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for each Series Fund for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
134  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 ANNUAL REPORT

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE RETIREMENT PLUS(R) SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc., and RiverSource Fund
Distributors, Inc., Members FINRA, and managed by RiverSource
Investments, LLC. RiverSource is part of Ameriprise Financial,
Inc.
(C)2009 RiverSource Investments, LLC.                            S-6507 F (6/09)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

          (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

          (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne
          P. Jones, each qualify as audit committee financial experts.

Item 4.   Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended April 30, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Series Trust were as follows:

                       2009 - $194,807   2008 - $202,500

(b) Audit - Related Fees. The fees for the year ended April 30, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 and the semiannual financial statement review for RiverSource Series Trust were as follows:

                         2009 - $7,375   2008 - $7,060

(c) Tax Fees. The fees for the year ended April 30, to Ernst & Young LLP for tax compliance related services for RiverSource Series Trust were as follows:

                        2009 - $33,072   2008 - $28,200

(d) All Other Fees. The fees for the year ended April 30, to Ernst & Young LLP for additional professional services rendered for RiverSource Series Trust were as follows:

                             2009 - $0   2008 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2009 and 2008 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended April 30, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                       2009 - $580,953   2008 - $647,060

(h) 100% of the services performed in item (g) above during 2009 and 2008 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.   Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.  Submission of matters to a vote of security holders. Not applicable.

Item 11.  Controls and Procedures.

          (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

          (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

          (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

          (a)(3) Not applicable.

          (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Series Trust


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date July 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date July 2, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date July 2, 2009